UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington		98402
(Address of principal executive offices)		(Zip code)

Gregory J. Lyons, Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-2406
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	March 1, 2009 – May 31, 2009

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

May 31, 2009

SSgA Life SolutionsSM Funds

Quarterly Report

May 31, 2009 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.2%
Bonds - 37.7%
SPDR Barclays Capital Aggregate Bond ETF	139,268	7,614
SPDR Barclays Capital TIPS ETF	1,190	59
SSgA Bond Market Fund	47,569	386
SSgA High Yield Bond Fund	33,156	219
		8,278
Domestic Equities - 51.3%
SSgA Core Edge Equity Fund	579,714	4,087
SSgA Enhanced Small Cap Fund	33,754	221
SSgA S&P 500 Index Fund	444,321	6,732
SSgA Small Cap Fund	16,518	222
		11,262
International Equities - 11.1%
SSgA Emerging Markets Fund	58,166	884
SSgA International Stock Selection Fund	188,036	1,557
		2,441
Short-Term Investments - 0.1%
SSgA Money Market Fund	20,961	21
Total Investments - 100.2%
(identified cost $21,874)		22,002
Other Assets and Liabilities, Net - (0.2%)		(38)
Net Assets - 100.0%		21,964

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Balanced Fund
3

SSgA Life Solutions
Growth Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.2%
Bonds - 17.8%
SPDR Barclays Capital Aggregate Bond ETF	14,765	807
SPDR Barclays Capital TIPS ETF	220	11
SSgA Bond Market Fund	8,466	69
SSgA High Yield Bond Fund	8,185	54
		941
Domestic Equities - 66.2%
SSgA Core Edge Equity Fund	188,275	1,327
SSgA Enhanced Small Cap Fund	12,185	80
SSgA S&P 500 Index Fund	133,102	2,017
SSgA Small Cap Fund	5,960	80
		3,504
International Equities - 16.1%
SSgA Emerging Markets Fund	13,988	212
SSgA International Stock Selection Fund	77,448	641
		853
Short-Term Investments - 0.1%
SSgA Money Market Fund	5,684	6
Total Investments - 100.2%
(identified cost $5,240)		5,304
Other Assets and Liabilities, Net - (0.2%)		(13)
Net Assets - 100.0%		5,291

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Growth Fund
4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.8%
Bonds - 58.1%
SPDR Barclays Capital Aggregate Bond ETF	33,026	1,806
SPDR Barclays Capital TIPS ETF	190	9
SSgA Bond Market Fund	37,653	306
SSgA High Yield Bond Fund	5,648	37
		2,158
Domestic Equities - 36.5%
SSgA Core Edge Equity Fund	64,137	452
SSgA Enhanced Small Cap Fund	2,888	19
SSgA S&P 500 Index Fund	57,146	866
SSgA Small Cap Fund	1,411	19
		1,356
International Equities - 6.1%
SSgA Emerging Markets Fund	9,924	151
SSgA International Stock Selection Fund	9,161	76
		227
Short-Term Investments - 0.1%
SSgA Money Market Fund	4,181	4
Total Investments - 100.8%
(identified cost $3,606)		3,745
Other Assets and Liabilities, Net - (0.8%)		(29)
Net Assets - 100.0%		3,716

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Income and Growth Fund
5

SSgA

Life Solutions Funds

Notes to Quarterly Report — May 31, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2009. This Quarterly Report reports on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each, a "Fund" and collectively referred to as the "Funds". Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

On October 16, 2008, the SSgA Funds' Board approved a plan to liquidate SSgA Core Opportunities Fund, SSgA Aggressive Equity Fund, SSgA Concentrated Growth Opportunities Fund, SSgA International Growth Opportunities Fund and SSgA Large Cap Value Fund. The liquidation occurred on December 12, 2008.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor") or its affiliates. This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA Core Edge Equity Fund
SSgA Enhanced Small Cap
SSgA S&P 500 Index Fund
SSgA Small Cap Fund
International Equities
SSgA Emerging Markets Fund
SSgA International Stock Selection Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA High Yield Bond Fund
SSgA SPDR Barclays Capital Aggregate Bond ETF
SSgA SPDR Barclays Capital TIPS ETF
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

Notes to Quarterly Report
6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

SPDR Barclays Capital Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

SPDR Barclays Capital TIPS ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays U.S. Government Inflation-linked Bond Index.

SSgA Core Edge Equity Fund

To achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in smaller capitalization equity securities.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Notes to Quarterly Report
7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Quarterly Report
8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended May 31, 2009 were as follows:

	Balanced Fund		Growth Fund		Income and Growth Fund
	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments
Level 1	$22,001,613	$—	$5,304,281	$—	$3,744,661	$—
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—
	$22,001,613	$—	$5,304,281	$—	$3,744,661	$—

As of May 31, 2009, there was no reportable Level 3 roll forward activity in the Funds.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of May 31, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$23,454,470	$5,845,356	$3,940,685
Gross Tax Unrealized Appreciation	12,473,962	3,202,740	64,165
Gross Tax Unrealized Depreciation	(13,926,819)	(3,743,815)	(260,189)
Net Tax Unrealized Appreciation (Depreciation)	$(1,452,857)	$(541,075)	$(196,024)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report
9

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

3.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2009, $30,826 of the Central Fund's net assets represents investments by these Funds.

Notes to Quarterly Report
10

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — May 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800) 647-7327.

Shareholder Requests for Additional Information
11

LSQR-05/09

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

May 31, 2009

SSgA Funds

Money Market Funds

Quarterly Report

May 31, 2009 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
Money Market Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 9.5%
Alpine Securitization Corp. (l)	250,000	0.400	06/03/09	249,994
Aspen Funding Corp. (l)	25,000	0.800	06/25/09	24,987
Gemini Securities Corp. (l)	150,000	0.600	07/07/09	149,910
Liberty Funding LLC (l)	50,000	0.750	06/03/09	49,998
Newport Funding Corp. (l)	75,000	0.900	06/02/09	74,998
Solitaire Funding LLC (l)	300,000	0.390	06/11/09	299,968
Solitaire Funding LLC (l)	100,000	0.500	07/20/09	99,932
Total Asset-Backed Commercial Paper (amortized cost $949,787)				949,787
Corporate Bonds and Notes - 5.3%
Bank of America Corp. (Ê)	100,000	0.861	08/25/09	100,000
Bank of America Corp. (next reset date 07/06/09) (Ê)(l)	100,000	1.397	10/03/09	100,000
General Electric Capital Corp. (next reset date 06/24/09) (Ê)	200,000	0.349	09/24/09	200,000
Procter & Gamble International Funding SCA (next reset date 06/09/09) (Ê)	80,000	1.314	09/09/09	80,006
Procter & Gamble International Funding SCA (next reset date 08/07/09) (Ê)	20,000	0.996	05/07/10	20,000
Royal Bank of Scotland (next reset date 06/15/09) (Ê)(l)	31,000	1.720	10/09/09	31,000
Total Corporate Bonds and Notes (amortized cost $531,006)				531,006
Domestic Certificates of Deposit - 2.7%
Bank of America Corp.	70,000	0.850	07/10/09	70,000
Bank of America Corp.	200,000	0.720	09/14/09	200,000
Total Domestic Certificates of Deposit (amortized cost $270,000)				270,000
Domestic Commercial Paper - 5.0%
General Electric Capital Corp.	100,000	0.500	06/25/09	99,967
General Electric Capital Corp.	100,000	0.500	06/26/09	99,965
JPMorgan Chase & Co. (l)	300,000	0.350	07/13/09	299,878
Total Domestic Commercial Paper (amortized cost $499,809)				499,809
Eurodollar Certificates of Deposit - 8.0%
ING Bank N.V.	100,000	1.260	06/04/09	100,000
ING Bank N.V.	200,000	1.110	07/14/09	200,000
ING Bank N.V.	100,000	1.000	10/14/09	100,000
National Australia Bank, Ltd.	200,000	0.583	07/20/09	200,001
National Australia Bank, Ltd.	200,000	0.903	11/09/09	200,002
Total Eurodollar Certificates of Deposit (amortized cost $800,003)				800,003

Money Market Fund
3

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commerical Paper - 8.4%
Banco Bilbao Vizcaya Argentaria SA (l)	100,000	1.000	06/12/09	99,969
Banco Bilbao Vizcaya Argentaria SA (l)	250,000	1.000	11/16/09	248,833
DnB NOR Bank ASA (l)	75,000	0.990	11/13/09	74,660
DnB NOR Bank ASA (l)	75,000	0.970	11/16/09	74,661
Societe Generale	115,000	0.770	06/29/09	114,931
Westpac Banking Corp. (l)	150,000	0.540	07/09/09	149,915
Westpac Banking Corp. (l)	85,000	0.650	11/13/09	84,747
Total Foreign Commerical Paper (amortized cost $847,715)				847,715
United States Government Agencies - 2.0%
Federal National Mortgage Assocation (next reset date 07/13/09) (Ê)	200,000	1.029	07/13/10	200,000
Total United States Government Agencies (amortized cost $200,000)				200,000
Yankee Certificates of Deposit - 45.9%
Banco Bilbao Vizcaya Argentaria SA	75,000	0.875	07/09/09	75,000
Bank of Nova Scotia	225,000	0.600	06/24/09	225,000
Bank of Nova Scotia	75,000	0.600	11/18/09	75,000
Barclays Bank PLC	100,000	1.150	07/08/09	100,000
Barclays Bank PLC	75,000	1.620	07/13/09	75,000
Barclays Bank PLC	100,000	1.305	08/24/09	100,000
Barclays Bank PLC	200,000	1.166	11/13/09	200,000
BNP Paribas SA	250,000	0.860	06/03/09	250,000
BNP Paribas SA	50,000	0.900	07/14/09	50,000
BNP Paribas SA	150,000	0.930	08/10/09	150,000
Calyon NY	150,000	1.050	06/15/09	150,000
Calyon NY	250,000	0.920	07/09/09	250,000
Calyon NY	100,000	0.650	11/19/09	100,000
Deutsche Bank AG	75,000	0.620	07/08/09	75,000
DnB NOR Bank ASA	150,000	0.820	06/04/09	150,000
Lloyds TSB Group PLC	100,000	0.930	08/06/09	100,000
Lloyds TSB Group PLC	100,000	0.840	08/13/09	100,000
Lloyds TSB Group PLC	200,000	0.830	08/18/09	200,000
Nordea Bank AB	250,000	0.800	06/02/09	250,000
Rabobank	300,000	0.750	06/03/09	300,000
Rabobank	200,000	0.700	11/12/09	200,000
Royal Bank of Scotland	200,000	1.220	07/23/09	200,000
Royal Bank of Scotland	100,000	1.040	08/04/09	100,000
Societe Generale	210,000	0.770	06/29/09	210,000
Societe Generale	75,000	0.940	08/20/09	75,000
Svenska Handelsbanken AB	200,000	0.600	09/15/09	200,000
Toronto Dominion Bank	200,000	0.620	06/02/09	200,000
Toronto Dominion Bank	100,000	0.650	06/17/09	100,000
Toronto Dominion Bank	100,000	0.500	07/14/09	100,000

Money Market Fund
4

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Toronto Dominion Bank	100,000	0.550	11/16/09	100,000
Westpac Banking Corp.	150,000	0.610	06/25/09	150,000
Total Yankee Certificates of Deposit (amortized cost $4,610,000)				4,610,000
Total Investments - 86.8% (amortized cost $8,708,320)				8,708,320
Repurchase Agreements - 13.2%

Agreement with Bank of America and The Bank of New York Mellon Corp. (Tri-Party) of $375,025 dated May 29, 2009, at 0.190% to be repurchased at $375,031 on June 1, 2009, collateralized by: $1,392,819 par various United States Government Agency Mortgage Obligations, valued at $382,526	375,025
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $750,000 dated May 29, 2009, at 0.190% to be repurchased at $750,012 on June 1, 2009, collateralized by: $949,979 par various United States Government Agency Mortgage Obligations, valued at $765,000	750,000
Agreement with Citigroup and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated May 29, 2009, at 0.200% to be repurchased at $200,003 on June 1, 2009, collateralized by: $306,191 par various United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Total Repurchase Agreements (identified cost $1,325,025)	1,325,025
Total Investments and Repurchase Agreements - 100.0% (cost $10,033,345) (†)	10,033,345
Other Assets and Liabilities, Net - 0.0%	2,981
Net Assests - 100.0%	10,036,326

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund
5

SSgA
US Government Money Market Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 61.9%
Federal Home Loan Bank	125,000	0.400	07/02/09	124,957
Federal Home Loan Bank (next reset date 06/09/09) (Ê)	55,000	0.382	01/08/10	55,000
Federal Home Loan Bank (next reset date 07/30/09) (Ê)	200,000	0.849	10/29/10	200,000
Federal Home Loan Mortgage Corp.	400,000	0.510	07/01/09	399,830
Federal Home Loan Mortgage Corp.	300,000	0.510	07/06/09	299,851
Federal Home Loan Mortgage Corp. (next reset date 06/18/09) (Ê)	50,000	0.305	09/18/09	50,010
Federal Home Loan Mortgage Corp.	69,000	0.370	12/31/09	68,849
Federal Home Loan Mortgage Corp. (next reset date 06/01/09) (Ê)	150,000	0.620	01/08/10	150,000
Federal National Mortgage Association Discount Notes	300,000	0.480	06/25/09	299,904
Federal National Mortgage Association Discount Notes	300,000	0.470	07/02/09	299,879
Federal National Mortgage Association Discount Notes	295,000	0.400	07/06/09	294,885
Federal National Mortgage Association Discount Notes	45,000	0.380	12/21/09	44,904
Federal National Mortgage Association Discount Notes	66,000	0.395	12/31/09	65,846
Federal National Mortgage Association Discount Notes (next reset date 07/13/09) (Ê)	50,000	1.029	07/13/10	50,000
Total United States Government Agencies (amortized cost $2,403,915)				2,403,915
Total Investments - 61.9% (amortized cost $2,403,915)				2,403,915
Repurchase Agreements - 38.1%

Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $255,902 dated May 29, 2009, at 0.180% to be repurchased at $255,906 on June 1, 2009, collateralized by: $254,489 par United States Government Agency Obligations, valued at $261,021	255,902
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $165,000 dated May 29, 2009, at 0.180% to be repurchased at $165,002 on June 1, 2009, collateralized by: $167,131 par United States Government Agency Obligations, valued at $168,303	165,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $165,000 dated May 29, 2009, at 0.180% to be repurchased at $165,002 on June 1, 2009, collateralized by: $166,670 par United States Government Agency Obligations, valued at $168,302	165,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $400,000 dated May 29, 2009, at 0.180% to be repurchased at $400,006 on June 1, 2009, collateralized by: $386,455 par United States Government Agency Obligations, valued at $408,004	400,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $165,000 dated May 29, 2009, at 0.180% to be repurchased at $165,002 on June 1, 2009, collateralized by: $166,505 par United States Government Agency Obligations, valued at $168,302	165,000

US Government Money Market Fund
6

SSgA
US Government Money Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with JPMorgan Chase Securities and JP Morgan Chase & Co. (Tri-Party) of $165,000 dated May 29, 2009, at 0.180% to be repurchased at $165,002 on June 1, 2009, collateralized by: $156,292 par United States Government Agency Obligations, valued at $168,304	165,000
Agreement with UBS Securities, LLC and JP Morgan Chase & Co. (Tri-Party) of $165,000 dated May 29, 2009, at 0.180% to be repurchased at $165,002 on June 1, 2009, collateralized by: $164,030 par United States Government Agency Obligations, valued at $168,303	165,000
Total Repurchase Agreements (identified cost $1,480,902)	1,480,902
Total Investments and Repurchase Agreements - 100.0% (cost $3,884,817) (†)	3,884,817
Other Assets and Liabilities, Net - (0.0%)	(812)
Net Assets - 100.0%	3,884,005

See accompanying notes which are an integral part of the schedules of investments.

US Government Money Market Fund
7

SSgA
Tax Free Money Market Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Market Value $
Short-Term Tax-Exempt Obligations - 90.7%
Arizona - 4.9%
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,000	0.280	11/01/42	5,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	0.450	12/01/22	2,400
				7,400
California - 7.6%
California School Cash Reserve Program Authority Certificate Of Participation (µ)	2,000	3.000	07/06/09	2,002
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	5,970	1.000	07/01/21	5,970
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	3,500	0.100	05/01/33	3,500
				11,472
Colorado - 8.0%
City & County of Denver Colorado General Obligation Unlimited	4,000	5.500	08/01/09	4,031
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	2,000	1.400	11/01/23	2,000
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,495	0.300	11/01/21	1,495
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	0.300	10/01/30	725
Southern Ute Indian Tribe of Southern Ute Indian Reservation Revenue Bonds, weekly demand (Ê)	3,700	0.250	11/01/31	3,700
				11,951
Connecticut - 1.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	0.100	07/01/29	2,500
Florida - 1.6%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	0.300	01/01/16	2,410
Georgia - 9.4%
Cobb County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,190	0.500	02/01/19	1,190
Georgia Local Government Certificate Of Participation, weekly demand (Ê)	7,880	4.140	12/01/22	7,880
Georgia Local Government Certificate Of Participation, weekly demand (Ê)(µ)	5,000	3.000	06/01/28	5,000
				14,070
Idaho - 2.3%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	1.250	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,000	1.250	07/01/33	2,000
				3,500
Illinois - 5.9%
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,400	0.350	03/01/27	3,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,150	3.500	04/01/41	3,150
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	0.350	08/01/15	2,300
				8,850
Maryland - 2.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	0.300	04/01/35	4,000

Tax Free Money Market Fund
8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Massachusetts - 4.3%
Commonwealth of Massachusetts General Obligation Unlimited, weekly demand (Ê)(µ)	4,000	0.640	08/01/30	4,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,500	0.180	07/01/38	2,500
				6,500
Michigan - 5.8%
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	0.320	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	2.250	06/01/30	2,000
Michigan State University Revenue Bonds, weekly demand (Ê)	5,700	0.200	08/15/30	5,700
				8,695
Minnesota - 0.7%
University of Minnesota Revenue Bonds	1,075	5.000	08/01/09	1,082
Nevada - 0.8%
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,175	0.900	04/01/31	1,175
New Jersey - 3.1%
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,565	0.150	04/01/13	2,565
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,050	5.500	06/15/09	2,053
				4,618
New York - 5.0%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	1.250	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,020	0.170	08/01/20	1,020
New York City Transitional Finance Authority Revenue Bonds,weekly demand (Ê)	1,150	0.100	11/01/22	1,150
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,000	0.200	11/01/22	2,000
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	60	0.150	11/15/22	60
State Lawrence County Industrial Development Agency Revenue Bonds, weekly demand (Ê)(µ)	1,250	0.170	10/01/31	1,250
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	1,030	0.900	01/01/19	1,030
				7,510
North Carolina - 2.1%
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	1,010	0.350	02/01/22	1,010
Piedmont Triad Airport Authority Revenue Bonds, weekly demand (µ)(æ)(Ê)	1,200	6.375	07/01/16	1,217
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	0.150	05/01/21	1,000
				3,227
Ohio - 0.9%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,400	0.100	12/01/26	1,400
Oregon - 6.7%
Oregon State Department of Administrative Services Revenue Bonds (µ)	10,000	5.000	09/01/09	10,083

Tax Free Money Market Fund
9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Pennsylvania - 1.4%
Chester County Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	0.500	10/01/30	1,000
Northampton County General Purpose Authority Revenue Bonds, weekly demand (Ê)	1,100	0.250	10/15/19	1,100
				2,100
Tennessee - 2.6%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	0.370	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	0.520	01/01/30	3,095
				3,845
Texas - 0.9%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	0.320	12/01/14	1,400
Utah - 5.2%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	0.600	08/01/31	1,750
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	0.450	07/01/33	6,000
				7,750
Virginia - 1.1%
Fairfax County Redevelopment & Housing Authority Revenue Notes	200	4.000	10/01/09	202
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	0.500	06/15/26	1,500
				1,702
Washington - 4.0%
State of Washington General Obligation Unlimited, weekly demand (æ)(Ê)	4,050	5.625	07/01/17	4,063
Tulalip Tribes of the Tulalip Reservation Special Revenue Revenue Bonds, weekly demand (Ê)(µ)	1,985	0.250	06/01/19	1,985
				6,048
Wisconsin - 2.0%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	0.350	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (cost $136,288)				136,288
Short-Term Investments - 2.3%
AIM Tax Free Cash Reserve Money Market Fund	3,484,000			3,484
Total Short-Term Investments (cost $3,484)				3,484
Total Investments - 93.0% (amortized cost $139,772) (†)				139,772
Other Assets and Liabilities, Net - 7.0%				10,577
Net Assets - 100%				150,349

See accompanying notes which are an integral part of the schedules of investments.
10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Quality Ratings as of % of Value

AAA	90%
AA	8
A	2
100%

Economic Sector Emphasis as a of % of Value

General Obligation	21%
Housing Revenue	20
Other Revenue	15
Education Revenue	11
Public Agency	11
Health Care Revenue	9
Utilities Revenue	6
Electricity & Power Revenue	3
Transportation Revenue	3
Industrial Revenue/ Pollution Control Revenue	1
100%

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund
11

SSgA
Money Market Funds

Notes to Schedules of Investments — May 31, 2009 (Unaudited)

Footnotes

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement.

(ß)  Illiquid security.

Notes to Schedules of Investments
12

SSgA
Money Market Funds

Notes to Quarterly Report — May 31, 2009 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2009. This Quarterly Report reports on three funds: the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Notes to Quarterly Report
13

SSgA
Money Market Funds

Notes to Quarterly Report, (continued) — May 31, 2009 (Unaudited)

Inputs used in valuing the Funds' investments carried at value for the period ended May 31, 2009 were as follows:

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$—	$—	$—	$—	$3,484,000	$—
Level 2	10,033,345,306	—	3,884,816,673	—	136,288,203	—
Level 3	—	—	—	—	—	—
	$10,033,345,306	$—	$3,884,816,673	$—	$139,772,203	—

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of May 31, 2009, there was no reportable Level 3 roll forward activity in the Funds.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of May 31, 2009, $30,826 represents the investments of other SSgA Funds not presented herein.

Notes to Quarterly Report
14

SSgA
Money Market Funds

Notes to Quarterly Report, (continued) — May 31, 2009 (Unaudited)

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of May 31, 2009, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

7. Temporary Guarantee Program

The U.S. Department of Treasury has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. Any increase in the number of shares an investor holds in a Fund after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a Fund or broker-dealer, any future investment in a Fund will not be guaranteed. SSgA Money Market Fund and SSgA Tax Free Money Market Fund (collectively, the "Participating SSgA Money Market Funds") have elected to participate in the Program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the Fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Funds, is limited to the assets of the federal government's Exchange Stabilization Fund, which currently are approximately $50 billion. The Participating Money Market Funds were responsible for payment of fees required to participate in the Program and are responsible for the additional fees required to participate in the extended term of the Program. For the period ended May 31, 2009, the SSgA Money Market and SSgA Tax Free Money Market Funds paid the U.S. Department of Treasury $2,860,022 and $189,853, respectively, to participate in the Program.

The Program was initially due to expire December 18, 2008 but was extended by the U.S. Department Treasury until September 18, 2009. The Participating Money Market Fund's made payment to the U.S. Department of Treasury on April 13, 2009 to participate in this extension.

As of this Quarterly Report, more information is available about the Program at:

http://www.treas.gov/offices/domestic-finance/key-initiatives/money-market-fund.html.

Notes to Quarterly Report
15

SSgA
Money Market Funds

Shareholder Requests for Additional Information — May 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
16

MMQR-05/09

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

May 31, 2009

SSgA Funds
Institutional Money Market Funds

Quarterly Report

May 31, 2009 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
US Treasury Money Market Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Treasury - 63.4%
United States Treasury Bills	230,000	0.185	06/04/09	229,997
United States Treasury Bills	200,000	0.280	06/04/09	199,995
United States Treasury Bills	500,000	0.220	06/11/09	499,969
United States Treasury Bills	200,000	0.240	06/11/09	199,987
United States Treasury Bills	100,000	0.240	06/18/09	99,989
United States Treasury Bills	100,000	0.250	06/18/09	99,988
United States Treasury Bills	100,000	0.225	06/25/09	99,985
United States Treasury Bills	100,000	0.230	06/25/09	99,985
United States Treasury Bills	52,560	0.200	07/09/09	52,549
United States Treasury Bills	500,000	0.225	09/03/09	499,706
United States Treasury Bills	325,000	0.210	09/17/09	324,795
United States Treasury Bills	300,000	0.215	10/01/09	299,781
United States Treasury Bills	305,000	0.225	10/08/09	304,754
Total United States Treasury (amortized cost $3,011,480)				3,011,480
Total Investments - 63.4% (amortized cost $3,011,480)				3,011,480
Repurchase Agreements - 36.6%
Agreement with Barclays Capital Inc.and The Bank of New York Mellon Corp. (Tri-Party) of $340,336 dated May 29, 2009 at 0.170% to be repurchased at $340,341 on June 1, 2009, collateralized by: $357,362 par United States Treasury Obligations, valued at $347,143				340,336
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $350,000 dated May 29, 2009 at .170% to be repurchased at $350,005 on June 1, 2009, collateralized by: $315,574 par United States Treasury Obligations, valued at $357,000				350,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $175,000 dated May 29, 2009 at 0.170% to be repurchased at $175,002 on June 1, 2009, collateralized by: $148,510 par United States Treasury Obligations, valued at $178,503				175,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $175,000 dated May 29, 2009 at 0.170% to be repurchased at $175,002 on June 1, 2009, collateralized by: $183,301 par United States Treasury Obligations, valued at $178,500				175,000
Agreement with Greenwich Capital Markets and JP Morgan Chase & Co. (Tri-Party) of $175,000 dated May 29, 2009 at 0.190% to be repurchased at $175,003 on June 1, 2009, collateralized by: $209,511 par United States Treasury Obligations, valued at $178,504				175,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $175,000 dated May 29, 2009 at 0.170% to be repurchased at $175,002 on June 1, 2009, collateralized by: $219,589 par United States Treasury Obligations, valued at $178,501				175,000

US Treasury Money Market Fund
3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $175,000 dated May 29, 2009 at 0.170% to be repurchased at $175,002 on June 1, 2009, collateralized by: $173,482 par United States Treasury Obligations, valued at $178,503	175,000
Agreement with UBS Securities LLC and JP Morgan Chase & Co. (Tri-Party) of $175,000 dated May 29, 2009 at 0.170% to be repurchased at $175,002 on June 1, 2009, collateralized by: $203,043 par United States Treasury Obligations, valued at $178,503	175,000
Total Repurchase Agreements (identified cost $1,740,336)	1,740,336
Total Investments and Repurchase Agreements - 100.0% (cost $4,751,816) (†)	4,751,816
Other Assets and Liabilities, Net - (0.0%)	(909)
Net Assets - 100.0%	4,750,907

See accompanying notes which are an integral part of the schedule of investments.

US Treasury Money Market Fund
4

SSgA
Prime Money Market Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Asset-Backed Commercial Paper - 6.7%
Alpine Securitization Corp. (l)	250,000	0.400	06/03/09	249,994
Aspen Funding Corp. (l)	100,000	0.900	06/02/09	99,998
Gemini Securities Corp. (l)	125,000	0.600	07/07/09	124,925
Liberty Funding LLC (l)	50,000	0.750	06/03/09	49,998
Newport Funding Corp. (l)	50,000	0.650	07/07/09	49,968
Solitaire Funding LLC (l)	370,000	0.390	06/08/09	369,972
Solitaire Funding LLC (l)	100,000	0.500	07/20/09	99,932
Total Asset-Backed Commercial Paper (amortized cost $1,044,787)				1,044,787
Corporate Bonds and Notes - 3.4%
Bank of America Corp. (Ê)	100,000	0.861	08/25/09	100,000
General Electric Capital Corp. (next reset date 06/24/09) (Ê)	225,000	0.349	09/24/09	225,000
Procter & Gamble International Funding SCA (next reset date 06/09/09) (Ê)	121,000	1.314	09/09/09	121,008
Procter & Gamble International Funding SCA (next reset date 08/07/09) (Ê)	30,000	0.996	05/07/10	30,000
Royal Bank of Scotland (next reset date 06/15/09) (l)(Ê)	58,000	1.720	10/09/09	58,000
Total Corporate Bonds and Notes (amortized cost $534,008)				534,008
Domestic Certificates of Deposit - 4.0%
Bank of America Corp.	70,000	0.850	07/10/09	70,000
Bank of America Corp.	350,000	0.700	07/14/09	350,000
Bank of America Corp.	200,000	0.720	09/14/09	200,000
Total Domestic Certificates of Deposit (amortized cost $620,000)				620,000
Domestic Commercial Paper - 6.2%
General Electric Capital Corp.	150,000	0.500	06/22/09	149,956
General Electric Capital Corp.	175,000	0.500	06/24/09	174,944
General Electric Capital Corp.	50,000	0.500	06/26/09	49,983
JPMorgan Chase & Co. (l)	300,000	0.350	06/02/09	299,997
JPMorgan Chase & Co. (l)	300,000	0.350	07/13/09	299,878
Total Domestic Commercial Paper (amortized cost $974,758)				974,758
Eurodollar Certificates of Deposit - 9.6%
Commonwealth Bank of Australia	250,000	0.630	07/08/09	250,000
ING Bank N.V.	200,000	1.260	06/04/09	200,000
ING Bank N.V.	200,000	1.110	07/14/09	200,000
ING Bank N.V.	250,000	1.000	10/14/09	250,000
National Australia Bank, Ltd.	500,000	0.583	07/20/09	500,002
National Australia Bank, Ltd.	100,000	0.903	11/09/09	100,001
Total Eurodollar Certificates of Deposit (amortized cost $1,500,003)				1,500,003

Prime Money Market Fund
5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commercial Paper - 9.0%
Banco Bilbao Vizcaya Argentaria SA (l)	150,000	1.000	06/12/09	149,954
Banco Bilbao Vizcaya Argentaria SA (l)	300,000	1.000	11/16/09	298,600
CBA Del Finance, Inc.	100,000	0.590	07/09/09	99,938
DnB NOR Bank ASA (l)	75,000	0.990	11/13/09	74,660
DnB NOR Bank ASA (l)	75,000	0.970	11/16/09	74,661
Societe Generale	165,000	0.770	06/29/09	164,901
Societe Generale	100,000	0.800	07/08/09	99,918
Westpac Banking Corp. (l)	200,000	0.540	07/07/09	199,892
Westpac Banking Corp. (l)	150,000	0.530	07/10/09	149,914
Westpac Banking Corp. (l)	100,000	0.650	11/13/09	99,702
Total Foreign Commercial Paper (amortized cost $1,412,140)				1,412,140
United States Government Agencies - 1.6%
Federal National Mortgage Association (next reset date 07/13/09) (Ê)	250,000	1.029	07/13/10	250,000
Total United States Government Agencies (amortized cost $250,000)				250,000
Yankee Certificates of Deposit - 46.0%
Banco Bilbao Vizcaya Argentaria SA	200,000	0.875	07/09/09	200,000
Bank of Nova Scotia	225,000	0.700	06/04/09	225,000
Bank of Nova Scotia	100,000	0.590	07/06/09	100,000
Bank of Nova Scotia	250,000	0.580	11/18/09	250,000
Barclays Bank PLC	250,000	1.150	07/08/09	250,000
Barclays Bank PLC	100,000	1.620	07/13/09	100,000
Barclays Bank PLC	50,000	1.305	08/24/09	50,000
Barclays Bank PLC	350,000	1.166	11/13/09	350,000
BNP Paribas SA	100,000	0.860	06/03/09	100,000
BNP Paribas SA	125,000	0.930	06/11/09	125,000
BNP Paribas SA	400,000	0.900	07/14/09	400,000
Calyon NY	250,000	1.050	06/15/09	250,000
Calyon NY	100,000	0.950	06/17/09	100,000
Calyon NY	300,000	0.920	07/09/09	300,000
Calyon NY	150,000	0.650	11/19/09	150,000
Deutsche Bank AG	375,000	0.620	07/08/09	375,000
DnB NOR Bank ASA	250,000	0.820	06/04/09	250,000
Lloyds TSB Group PLC	250,000	1.060	07/14/09	250,000
Lloyds TSB Group PLC	100,000	0.930	08/06/09	100,000
Lloyds TSB Group PLC	100,000	0.840	08/13/09	100,000
Lloyds TSB Group PLC	200,000	0.830	08/18/09	200,000
Rabobank	250,000	0.650	06/24/09	250,000
Rabobank	150,000	0.700	07/07/09	150,000
Rabobank	300,000	0.700	11/12/09	300,000
Royal Bank of Scotland	200,000	1.220	07/23/09	200,000
Royal Bank of Scotland	300,000	1.040	08/04/09	300,000
Societe Generale	310,000	0.770	06/29/09	310,000
Societe Generale	100,000	0.940	08/20/09	100,000
Svenska Handelsbanken AB	100,000	0.960	06/04/09	100,000

Prime Money Market Fund
6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Svenska Handelsbanken AB	150,000	0.705	07/08/09	150,001
Svenska Handelsbanken AB	200,000	0.600	09/15/09	200,000
Svenska Handelsbanken AB	250,000	0.805	11/12/09	250,004
Toronto Dominion Bank	125,000	0.620	06/02/09	125,000
Toronto Dominion Bank	125,000	0.650	06/17/09	125,000
Toronto Dominion Bank	150,000	0.500	07/14/09	150,000
Toronto Dominion Bank	100,000	0.550	11/16/09	100,000
Westpac Banking Corp.	200,000	0.610	06/25/09	200,000

Total Yankee Certificates of Deposit (amortized cost $7,235,005)	7,235,005
Total Investments - 86.5% (amortized cost $13,570,701)	13,570,701
Repurchase Agreements - 13.5%
Agreement with Bank of America and The Bank of New York Mellon Corp. (Tri-Party) of $1,013,071 dated May 29, 2009, at 0.190% to be repurchased at $1,013,087 on June 1, 2009, collateralized by: $1,161,645, par various United States Government Agency Mortgage Obligations, valued at $1,033,332	1,013,071
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $800,000 dated May 29, 2009, at 0.190% to be repurchased at $800,013 on June 1, 2009, collateralized by: $902,571 par various United States Government Agency Mortgage Obligations, valued at $816,000	800,000
Agreement with Citigroup and The Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated May 29, 2009, at 0.200% to be repurchased at $300,005 on June 1, 2009, collateralized by: $544,963 par various United States Government Agency Mortgage Obligations, valued at $306,000	300,000
Total Repurchase Agreements (identified cost $2,113,071)	2,113,071
Total Investments and Repurchase Agreements - 100.0% (cost $15,683,772) (†)	15,683,772
Other Assets and Liabilities, Net - 0.0%	5,826
Net Assets - 100.0%	15,689,598

See accompanying notes which are an integral part of the schedules of investments.

Prime Money Market Fund
7

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — May 31, 2009 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

(l)  Restricted security (144). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(ß)  Illiquid security.

Notes to Schedules of Investments
8

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2009 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2009. This Quarterly Report reports on two funds: the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Notes to Quarterly Report
9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

Inputs used in valuing the Funds' investments carried at value for the period ended May 31, 2009 were as follows:

	US Treasury Money Market Fund		Prime Money Market Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$—	$—	$—	$—
Level 2	4,751,816,341	—	15,683,771,960	—
Level 3	—	—	—	—
	$4,751,816,341	$—	$15,683,771,960	$—

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of May 31, 2009, there was no reportable Level 3 roll forward activity in the Funds.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of May 31, 2009, $189,454,204 represents the investments of other Investment Company Funds not presented herein.

Notes to Quarterly Report
10

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of May 31, 2009, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5. Temporary Guarantee Program

The U.S. Department of Treasury has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. Any increase in the number of shares an investor holds in a Fund after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a Fund or broker-dealer, any future investment in a Fund will not be guaranteed. The SSgA Prime Money Market Fund (the "Participating SSgA Money Market Fund") has elected to participate in the Program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the Fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Fund, is limited to the assets of the federal government's Exchange Stabilization Fund, which currently are approximately $50 billion. The SSgA Prime Money Market Fund is responsible for payment of fees required to participate in the Program and is responsible for the additional fees required to participate in the extended term of the Program. For the period ended May 31, 2009, the SSgA Prime Money Market Fund paid the U.S. Department of Treasury $4,822,026 to participate in the Program.

The Program was initially due to expire December 18, 2008 but was extended by the U.S. Department Treasury until September 18, 2009. The Participating Money Market Fund made payment to the U.S Department of Treasury on April 13, 2009 to participate in this extension.

As of this Quarterly Report, more information is available about the Program at:

http://www.treas.gov/offices/domestic-finance/key-initiatives/money-market-fund.html.

Notes to Quarterly Report
11

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
12

IMMQR-05/09

FIXED INCOME FUNDS

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

May 31, 2009

SSgA Funds

Fixed Income Funds

Quarterly Report

May 31, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Bond Market Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 99.4%
Asset-Backed Securities - 2.8%
American Express Issuance Trust Series 2008-2 Class A 4.020% due 01/18/11	285	290
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	100	105
Citibank Credit Card Issuance Trust (Ê) Series 2002-A8 Class A8 0.591% due 11/07/11	275	275
MBNA Credit Card Master Note Trust (Ê) Series 2004-A7 Class A7 0.444% due 12/15/11	275	275
USAA Auto Owner Trust Series 2008-1 Class A4 4.500% due 10/15/13	100	103
		1,048
Corporate Bonds and Notes - 27.0%
Alabama Power Co. 5.700% due 02/15/33	50	49
Altria Group, Inc. 9.250% due 08/06/19	275	304
American Express Credit Corp. 5.300% due 12/02/15	50	46
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	26
Anheuser-Busch InBev Worldwide, Inc. (l) 7.750% due 01/15/19	275	296
Apache Corp. 6.250% due 04/15/12	35	38
Appalachian Power Co. 6.375% due 04/01/36	75	65
Archer-Daniels-Midland Co. 7.000% due 02/01/31	50	54
AT&T, Inc. 6.700% due 11/15/13	150	165
5.625% due 06/15/16	50	51
Avon Products, Inc. 5.125% due 01/15/11	50	52
BAC Capital Trust VI 5.625% due 03/08/35	75	48
Bank of America Corp. 2.100% due 04/30/12	225	227
7.375% due 05/15/14	200	210
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	40	42
Bank One Corp. 5.250% due 01/30/13	275	276

	Principal Amount ($) or Shares	Market Value $
BellSouth Corp. 6.000% due 10/15/11	100	108
Black & Decker Corp. 7.125% due 06/01/11	50	52
CA, Inc. 6.125% due 12/01/14	275	263
Campbell Soup Co. 6.750% due 02/15/11	50	54
Capital One Financial Corp. 5.700% due 09/15/11	115	117
Caterpillar Financial Services Corp. 5.500% due 03/15/16	75	72
CBS Corp. 8.875% due 05/15/19	550	547
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	52
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	52
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	25	26
Citigroup, Inc. 5.100% due 09/29/11	150	148
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	84
ConocoPhillips 6.650% due 07/15/18	100	108
COX Communications, Inc. 5.500% due 10/01/15	50	48
Credit Suisse USA, Inc. 6.125% due 11/15/11	125	132
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	89
Energy Transfer Partners, LP 6.125% due 02/15/17	70	66
Enterprise Products Operating LLC Series B 5.600% due 10/15/14	50	49
ERP Operating, LP 6.625% due 03/15/12	75	76
Exelon Generation Co. LLC 6.950% due 06/15/11	25	26
Federal Express Corp. 9.650% due 06/15/12	25	28
FIA Card Services NA 6.625% due 06/15/12	150	143
FirstEnergy Corp. Series B 6.450% due 11/15/11	50	52

Bond Market Fund
3

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fortune Brands, Inc. 5.375% due 01/15/16	50	46
General Dynamics Corp. 4.250% due 05/15/13	60	61
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	50	52
2.200% due 06/08/12	225	227
5.000% due 01/08/16	50	47
6.875% due 01/10/39	50	46
General Electric Co. 5.000% due 02/01/13	100	103
Goldman Sachs Group, Inc. (The) 5.000% due 10/01/14	125	122
5.750% due 10/01/16	100	98
6.150% due 04/01/18	200	193
5.950% due 01/15/27	70	54
Hess Corp. 6.650% due 08/15/11	25	27
7.300% due 08/15/31	25	24
HJ Heinz Finance Co. 6.750% due 03/15/32	25	24
Honeywell International, Inc. 5.400% due 03/15/16	25	26
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	64
HSBC Finance Capital Trust IX 5.911% due 11/30/35	50	27
HSBC Finance Corp. 7.000% due 05/15/12	100	102
International Business Machines Corp. 5.875% due 11/29/32	50	49
ITT Corp. 6.125% due 05/01/19	330	337
JPMorgan Chase & Co. 7.875% due 06/15/10	125	131
2.625% due 12/01/10	350	358
Kimberly-Clark Corp. 5.625% due 02/15/12	25	27
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	37
7.400% due 03/15/31	25	23
Kraft Foods, Inc. 6.500% due 11/01/31	25	24
Kroger Co. (The) 5.500% due 02/01/13	100	104
Lubrizol Corp. 6.500% due 10/01/34	25	20
Marathon Oil Corp. 6.800% due 03/15/32	100	88

	Principal Amount ($) or Shares	Market Value $
McDonald's Corp. 5.350% due 03/01/18	175	182
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	93
MetLife, Inc. 6.750% due 06/01/16	350	356
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	78
Morgan Stanley 4.750% due 04/01/14	200	183
5.750% due 10/18/16	100	95
National City Bank of Indiana 4.250% due 07/01/18	100	75
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	25	27
Norfolk Southern Corp. 7.250% due 02/15/31	70	72
Northrop Grumman Systems Corp. 7.125% due 02/15/11	50	54
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	26
7.000% due 05/01/32	25	24
Pacific Gas & Electric Co. 4.800% due 03/01/14	75	78
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	60
Pharmacia Corp. 6.600% due 12/01/28	100	104
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	42
PPL Energy Supply LLC 5.400% due 08/15/14	100	99
Praxair, Inc. 6.375% due 04/01/12	70	77
Procter & Gamble - Esop Series A 9.360% due 01/01/21	22	27
Progress Energy, Inc. 7.100% due 03/01/11	25	27
5.625% due 01/15/16	50	49
PSEG Power LLC 6.950% due 06/01/12	75	77
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	107
5.125% due 06/01/19	190	189
Simon Property Group, LP 5.750% due 05/01/12	100	97

Bond Market Fund
4

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	24
Spectra Energy Capital LLC 6.250% due 02/15/13	50	51
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	76
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	51
Union Pacific Corp. 6.125% due 01/15/12	50	53
US Bank NA Series BKNT 6.375% due 08/01/11	75	80
Valero Energy Corp. 6.875% due 04/15/12	25	26
Verizon Communications, Inc. 5.850% due 09/15/35	150	134
Verizon Global Funding Corp. 6.875% due 06/15/12	90	99
4.375% due 06/01/13	50	51
Wachovia Corp. 5.250% due 08/01/14	275	265
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	100
5.250% due 09/01/35	150	137
Waste Management, Inc. 7.375% due 08/01/10	50	52
Wells Fargo & Co. 5.125% due 09/15/16	100	93
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	150	153
Yum! Brands, Inc. 6.250% due 04/15/16	75	72
		10,697
International Debt - 5.7%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	39
Anadarko Finance Co. Series B 7.500% due 05/01/31	25	23
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	26
Brazilian Government International Bond Series A 8.000% due 01/15/18	50	56
7.125% due 01/20/37	100	107

	Principal Amount ($) or Shares	Market Value $
Canadian National Railway Co. 4.400% due 03/15/13	50	51
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	50	51
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	40
Deutsche Telekom International Finance BV 8.750% due 06/15/30	50	58
Diageo Capital PLC 5.500% due 09/30/16	75	75
EnCana Corp. 6.300% due 11/01/11	25	26
European Investment Bank 2.625% due 05/16/11	150	154
4.250% due 07/15/13	150	157
5.125% due 09/13/16	150	162
Export-Import Bank of Korea 5.125% due 02/14/11	50	51
France Telecom SA 8.500% due 03/01/31	50	64
Kreditanstalt fuer Wiederaufbau 3.250% due 02/15/11	150	155
3.250% due 03/15/13	150	154
Series GMTN 4.375% due 03/15/18	150	153
Mexico Government International Bond 6.375% due 01/16/13	25	27
6.625% due 03/03/15	100	108
Petro-Canada 4.000% due 07/15/13	50	46
Scottish Power, Ltd. 5.810% due 03/15/25	100	83
Talisman Energy, Inc. 5.850% due 02/01/37	25	18
Telefonica Europe BV 7.750% due 09/15/10	75	80
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	100
Transocean, Inc. 7.500% due 04/15/31	25	25
Vale Overseas, Ltd. 6.250% due 01/23/17	50	51
Vodafone Group PLC 5.625% due 02/27/17	100	103
		2,243
Mortgage-Backed Securities - 45.0%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	229

Bond Market Fund
5

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 5.826% due 06/15/38	243	205
Fannie Mae 6.000% due 2011	2	2
6.000% due 2013	159	169
5.500% due 2014	7	7
6.500% due 2014	236	251
7.500% due 2015	25	26
6.500% due 2016	41	44
5.000% due 2018	503	525
5.500% due 2018	249	261
5.500% due 2019	97	101
8.000% due 2023	—	—	±
9.000% due 2025	290	322
9.000% due 2026	2	2
7.500% due 2027	161	178
6.000% due 2028	14	14
6.000% due 2029	4	5
7.000% due 2029	5	5
6.000% due 2030	3	3
7.500% due 2030	3	4
8.000% due 2031	6	7
4.500% due 2033	664	672
6.000% due 2033	454	479
5.500% due 2034	912	947
5.105% due 2036 (Ê)	1,261	1,307
5.000% due 2037	25	26
5.000% due 2038	679	696
6.000% due 2038	1,840	1,929
30 Year TBA (Ï)
4.500%	450	453
Freddie Mac
6.000% due 2011	—	1
8.000% due 2011	2	2
6.000% due 2016	66	70
7.000% due 2016	98	104
4.500% due 2019	357	368
4.500% due 2023	260	267
8.500% due 2025	1	1
6.500% due 2029	98	106
7.000% due 2030	3	3
7.000% due 2031	101	109
6.500% due 2032	287	309
6.000% due 2033	146	154
6.500% due 2033	495	531
7.000% due 2033	208	225
5.000% due 2035	1,865	1,912
5.500% due 2038	1,699	1,757
Ginnie Mae I
8.000% due 2012	38	40
10.000% due 2013	3	3

	Principal Amount ($) or Shares	Market Value $
7.500% due 2022	1	1
7.000% due 2023	82	89
7.500% due 2023	1	1
6.500% due 2024	2	2
7.500% due 2024	39	43
8.500% due 2025	9	10
7.500% due 2027	3	3
6.500% due 2028	22	23
7.000% due 2028	16	18
7.500% due 2028	15	17
8.500% due 2028	18	20
7.500% due 2029	1	1
8.000% due 2029	7	7
7.500% due 2030	12	14
8.000% due 2030	45	48
6.500% due 2032	105	114
7.000% due 2032	119	130
7.500% due 2032	8	9
5.000% due 2033	245	252
5.500% due 2038	404	419
6.000% due 2038	835	873
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	300	236
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	500	406
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	193
		17,760
United States Government Agencies - 9.5%
Fannie Mae 6.125% due 03/15/12	600	675
Federal Home Loan Bank 4.250% due 11/02/10	300	314
Series 467 5.250% due 06/18/14	200	221
Federal Home Loan Bank Discount Notes 4.750% due 09/11/15	150	160
Federal Home Loan Mortgage Corp. 1.750% due 06/15/12	1,375	1,373
Federal National Mortgage Association 1.750% due 03/23/11	500	507
Freddie Mac 4.875% due 06/13/18	250	267
6.750% due 03/15/31	175	216
		3,733

Bond Market Fund
6

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 9.4%
United States Treasury Notes 2.750% due 07/31/10 (§)	300	308
0.875% due 04/30/11	500	500
1.875% due 04/30/14	1,041	1,019
3.125% due 05/15/19	1,058	1,028
5.250% due 11/15/28	400	447
5.000% due 05/15/37	385	425
		3,727
Total Long-Term Investments (cost $38,395)		39,208

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.1%
Freddie Mac 9.000% due 03/01/10	4	4
SSgA Prime Money Market Fund	807,937	808
Total Short-Term Investments (cost $812)		812
Total Investments - 101.5%
(identified cost $39,207)		40,020
Other Assets and Liabilities, Net - (1.5%)		(600)
Net Assets - 100.0%		39,420

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 5 Year Notes	12	USD	1,386	09/09	3
Short Positions
United States Treasury 10 Year Notes	5	USD	585	09/09	(5)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(2)

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund
7

SSgA
Intermediate Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.7%
Asset-Backed Securities - 1.8%
American Express Issuance Trust Series 2008-2 Class A 4.020% due 01/18/11	225	229
Citibank Credit Card Issuance Trust (Ê) Series 2002-A8 Class A8 0.591% due 11/07/11	225	225
MBNA Credit Card Master Note Trust (Ê) Series 2004-A7 Class A7 0.444% due 12/15/11	225	225
		679
Corporate Bonds and Notes - 37.8%
Abbott Laboratories 5.600% due 05/15/11	25	27
Allstate Corp. (The) 6.125% due 02/15/12	72	73
Altria Group, Inc. 9.250% due 08/06/19	225	249
American Express Co. 5.250% due 09/12/11	75	76
4.875% due 07/15/13	30	28
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	48
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	98
Anheuser-Busch InBev Worldwide, Inc. (l) 7.750% due 01/15/19	225	242
Apache Corp. 6.250% due 04/15/12	20	22
AT&T, Inc. 6.700% due 11/15/13	150	165
AvalonBay Communities, Inc. 6.125% due 11/01/12	50	50
Bank of America Corp. 7.400% due 01/15/11	100	102
2.100% due 04/30/12	175	176
7.375% due 05/15/14	185	195
Bank of America NA Series BKNT 5.300% due 03/15/17	250	212
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	30	31
Bank One Corp. 5.900% due 11/15/11	35	36
5.250% due 01/30/13	225	226
BB&T Corp. 6.500% due 08/01/11	15	15
Bear Stearns Cos. LLC (The) 5.300% due 10/30/15	50	47

	Principal Amount ($) or Shares	Market Value $
BellSouth Corp. 6.000% due 10/15/11	50	54
Boeing Capital Corp. 6.500% due 02/15/12	75	82
Boston Properties, LP 6.250% due 01/15/13	30	29
Bottling Group LLC 5.500% due 04/01/16	100	104
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	49
CA, Inc. 6.125% due 12/01/14	225	215
Campbell Soup Co. 6.750% due 02/15/11	35	38
Capital One Financial Corp. 5.700% due 09/15/11	60	61
Carolina Power & Light Co. 5.250% due 12/15/15	70	72
Caterpillar Financial Services Corp. 4.625% due 06/01/15	75	70
5.450% due 04/15/18	100	92
CBS Corp. 8.875% due 05/15/19	450	447
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	46
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	26
Cisco Systems, Inc. 5.500% due 02/22/16	100	106
Citigroup, Inc. 4.625% due 08/03/10	75	75
5.500% due 02/15/17	125	103
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	101
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37
Coca-Cola Enterprises, Inc. 8.500% due 02/01/12	36	40
Colgate-Palmolive Co. 4.200% due 05/15/13	60	62
Comcast Corp. 6.500% due 01/15/15	50	52
4.950% due 06/15/16	25	24
ConAgra Foods, Inc. 5.819% due 06/15/17	61	61
ConocoPhillips 4.750% due 10/15/12	50	53
Consumers Energy Co. 5.150% due 02/15/17	50	48

Intermediate Fund
8

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
COX Communications, Inc. 7.750% due 11/01/10	100	104
5.500% due 10/01/15	25	24
Credit Suisse USA, Inc. 5.375% due 03/02/16	75	74
CSX Corp. 6.750% due 03/15/11	25	26
CVS Caremark Corp. 5.750% due 06/01/17	50	50
Daimler Finance NA LLC 4.875% due 06/15/10	50	50
DCP Midstream LLC 6.875% due 02/01/11	40	40
Devon Financing Corp. ULC 6.875% due 09/30/11	50	54
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	30
Dover Corp. 4.780% due 10/15/15	25	24
Duke Energy Carolinas LLC 5.625% due 11/30/12	75	80
Energy East Corp. 6.750% due 06/15/12	55	56
Enterprise Products Operating LLC Series B 5.600% due 10/15/14	25	25
ERP Operating, LP 6.625% due 03/15/12	40	40
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	52
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
Federal Express Corp. 9.650% due 06/15/12	50	56
Florida Power & Light Co. 4.850% due 02/01/13	50	52
Genentech, Inc. 4.750% due 07/15/15	50	51
General Dynamics Corp. 4.250% due 05/15/13	40	41
General Electric Capital Corp. 2.200% due 06/08/12	175	177
Series MTNA 6.000% due 06/15/12	150	157
5.400% due 02/15/17	250	231
General Mills, Inc. 6.000% due 02/15/12	25	27
Genworth Financial, Inc. 4.950% due 10/01/15	50	28

	Principal Amount ($) or Shares	Market Value $
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	67
Goldman Sachs Group, Inc. (The) 1.625% due 07/15/11	250	252
5.700% due 09/01/12	150	155
5.750% due 10/01/16	75	73
5.625% due 01/15/17	50	46
6.150% due 04/01/18	175	169
Goodrich Corp. 7.625% due 12/15/12	30	33
Hershey Co. (The) 4.850% due 08/15/15	50	50
Hess Corp. 6.650% due 08/15/11	25	27
Hewlett-Packard Co. 6.125% due 03/01/14	100	110
HJ Heinz Finance Co. 6.000% due 03/15/12	25	26
HSBC Finance Corp. 5.500% due 01/19/16	100	91
International Business Machines Corp. 4.750% due 11/29/12	50	53
7.625% due 10/15/18	100	118
ITT Corp. 6.125% due 05/01/19	270	276
JPMorgan Chase & Co. 3.125% due 12/01/11	350	363
4.750% due 05/01/13	125	129
5.150% due 10/01/15	100	96
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kohl's Corp. 6.300% due 03/01/11	10	10
Kroger Co. (The) 5.500% due 02/01/13	75	78
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	187
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	33
McDonald's Corp. 5.350% due 03/01/18	75	78
Merck & Co., Inc. 4.375% due 02/15/13	75	78
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	93
MetLife, Inc. 6.750% due 06/01/16	350	356
Midamerican Energy Holdings Co. 5.750% due 04/01/18	125	126
Monsanto Co. 7.375% due 08/15/12	10	11

Intermediate Fund
9

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley 6.750% due 04/15/11	125	130
2.000% due 09/22/11	350	355
Series GMTN 1.449% due 01/09/14	100	83
4.750% due 04/01/14	175	160
6.625% due 04/01/18	100	99
National Fuel Gas Co. 5.250% due 03/01/13	20	19
Nationwide Financial Services 5.900% due 07/01/12	41	37
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	75	83
Ohio Power Co. Series F 5.500% due 02/15/13	25	26
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	26
Oracle Corp. 5.250% due 01/15/16	75	78
PepsiCo, Inc. 5.000% due 06/01/18	125	126
Pitney Bowes, Inc. 4.625% due 10/01/12	45	46
PPL Energy Supply LLC 5.400% due 08/15/14	50	50
Praxair, Inc. 6.375% due 04/01/12	50	55
Procter & Gamble Co. 4.600% due 01/15/14	175	184
4.950% due 08/15/14	50	53
PSEG Power LLC 5.500% due 12/01/15	50	50
Public Service Co. of Colorado 5.125% due 06/01/19	155	154
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	52
Qwest Corp. 7.875% due 09/01/11	50	50
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	62
Simon Property Group, LP 6.100% due 05/01/16	125	116
Southern California Edison Co. 5.000% due 01/15/14	30	32
Spectra Energy Capital LLC 5.668% due 08/15/14	100	98
SunTrust Bank Series BKNT 6.375% due 04/01/11	50	50

	Principal Amount ($) or Shares	Market Value $
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	51
Time Warner, Inc. 6.875% due 05/01/12	25	26
Union Pacific Corp. 5.650% due 05/01/17	50	48
United Technologies Corp. 6.100% due 05/15/12	90	98
US Bank NA Series BKNT 6.375% due 08/01/11	100	106
Valero Energy Corp. 6.125% due 06/15/17	50	48
Verizon Communications, Inc. 4.900% due 09/15/15	100	99
8.750% due 11/01/18	125	149
Verizon Wireless Capital LLC (l) 8.500% due 11/15/18	150	182
Viacom, Inc. 6.250% due 04/30/16	50	48
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	52
Wachovia Corp. 5.250% due 08/01/14	225	217
Wal-Mart Stores, Inc. 5.375% due 04/05/17	125	131
Walt Disney Co. (The) Series MTNC 6.000% due 07/17/17	100	107
WellPoint Health Networks, Inc. 6.375% due 01/15/12	30	30
Wells Fargo & Co. 3.000% due 12/09/11	350	362
4.375% due 01/31/13	150	150
5.625% due 12/11/17	200	190
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	150	153
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	87
Wisconsin Energy Corp. 6.500% due 04/01/11	59	63
Wyeth 6.950% due 03/15/11	75	81
Xerox Corp. 6.400% due 03/15/16	70	65
Yum! Brands, Inc. 6.250% due 04/15/16	50	48
		13,883

Intermediate Fund
10

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Debt - 8.2%
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	30
BP Capital Markets PLC 5.250% due 11/07/13	175	186
Brazilian Government International Bond Series A 8.000% due 01/15/18	100	112
British Telecommunications PLC 5.950% due 01/15/18	100	89
Canadian National Railway Co. 4.400% due 03/15/13	50	51
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	56
Deutsche Telekom International Finance BV 5.250% due 07/22/13	75	77
Diageo Capital PLC 7.375% due 01/15/14	150	167
EnCana Corp. 6.300% due 11/01/11	50	53
European Investment Bank 2.625% due 05/16/11	225	231
4.250% due 07/15/13	225	235
5.125% due 09/13/16	125	135
Falconbridge, Ltd. 7.350% due 06/05/12	16	15
France Telecom SA 7.750% due 03/01/11	75	81
Hydro Quebec Series IF 8.000% due 02/01/13	85	96
Italian Republic Series DTC 5.625% due 06/15/12	75	81
5.250% due 09/20/16	125	129
Koninklijke (Royal) KPN NV 8.000% due 10/01/10	25	26
Korea National Housing Corp. (Ê)(l) 0.966% due 11/22/11	90	90
Kreditanstalt fuer Wiederaufbau 3.250% due 02/15/11	175	181
3.250% due 03/15/13	150	154
Series GMTN 4.375% due 03/15/18	100	102
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	105
Petrobras International Finance Co. 6.125% due 10/06/16	25	25

	Principal Amount ($) or Shares	Market Value $
Rio Tinto Alcan, Inc. 4.875% due 09/15/12	10	9
4.500% due 05/15/13	50	47
Rogers Communications, Inc. 6.250% due 06/15/13	75	77
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	75
South Africa Government International Bond 7.375% due 04/25/12	50	53
Telefonica Emisiones SAU 6.421% due 06/20/16	65	69
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	50
Tyco International Finance SA 6.000% due 11/15/13	25	25
Vale Overseas, Ltd. 6.250% due 01/23/17	75	76
XL Capital Finance Europe PLC 6.500% due 01/15/12	26	23
		3,011
Mortgage-Backed Securities - 3.3%
Fannie Mae 5.511% due 2036 (Ê)	607	636
30 Year TBA (Ï) 4.500%	350	353
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	233	237
		1,226
United States Government Agencies - 14.3%
Fannie Mae 3.625% due 02/12/13	1,500	1,582
Federal Home Loan Bank 2.750% due 06/18/10	1,000	1,022
4.250% due 11/02/10	500	523
4.000% due 09/06/13	750	793
Federal Home Loan Mortgage Corp. 1.750% due 06/15/12	1,125	1,123
Freddie Mac 3.250% due 02/25/11	500	518
5.125% due 11/17/17	675	731
		5,270
United States Government Treasuries - 32.3%
United States Treasury Notes
2.750% due 07/31/10 (§)	200	205
0.875% due 01/31/11	1,625	1,628
0.875% due 04/30/11	1,000	1,000
2.875% due 01/31/13	1,000	1,042

Intermediate Fund
11

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
3.125% due 04/30/13	1,000	1,049
3.500% due 05/31/13	500	532
3.375% due 07/31/13	1,250	1,322
1.750% due 01/31/14	800	783
1.875% due 02/28/14	1,575	1,547
1.875% due 04/30/14	477	467
3.125% due 05/15/19	1,303	1,266
		11,863
Total Long-Term Investments (cost $35,447)		35,932
Short-Term Investments - 3.1%
SSgA Prime Money Market Fund	1,124,836	1,125

Market Value $
Total Short-Term Investments (cost $1,125)	1,125
Total Investments - 100.8% (identified cost $36,572)	37,057
Other Assets and Liabilities, Net - (0.8%)	(277)
Net Assets - 100.0%	36,780

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	1	USD	217	09/09	—
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					—

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund
12

SSgA
High Yield Bond Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 94.1%
Corporate Bonds and Notes - 86.1%
Actuant Corp. 6.875% due 06/15/17	175	157
AES Corp. (The) (l) 9.750% due 04/15/16	400	402
Albertsons, Inc. 7.450% due 08/01/29	230	196
AMC Entertainment, Inc. Series B 8.625% due 08/15/12	125	129
11.000% due 02/01/16	225	226
American General Finance Corp. Series MTNH 4.625% due 09/01/10	450	336
6.900% due 12/15/17	625	307
American Greetings Corp. 7.375% due 06/01/16	375	236
American International Group, Inc. 4.700% due 10/01/10	300	217
Apria Healthcare Group, Inc. (l) 11.250% due 11/01/14	130	126
Arch Western Finance LLC 6.750% due 07/01/13	425	387
Atlas Energy Resources LLC (l) 10.750% due 02/01/18	300	267
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.750% due 05/15/16	325	232
Baldor Electric Co. 8.625% due 02/15/17	250	227
Bank of America Corp. (ƒ) 8.000% due 12/29/49	350	274
Bausch & Lomb, Inc. 9.875% due 11/01/15	175	160
Beazer Homes USA, Inc. 8.375% due 04/15/12	450	243
Berry Petroleum Co. 10.250% due 06/01/14	150	147
Berry Plastics Corp. 8.875% due 09/15/14	300	238
Biomet, Inc. 11.625% due 10/15/17	375	369
Building Materials Corp. of America 7.750% due 08/01/14	150	131
Carrols Corp. 9.000% due 01/15/13	200	188
Cengage Learning Acquisitions, Inc. (l) 10.500% due 01/15/15	325	253
Chesapeake Energy Corp. 6.500% due 08/15/17	800	662

	Principal Amount ($) or Shares	Market Value $
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	350	346
CIT Group, Inc. 7.625% due 11/30/12	1,100	867
Citigroup Capital XXI 8.300% due 12/21/77	600	534
Cricket Communications, Inc. 9.375% due 11/01/14	200	199
10.000% due 07/15/15 (l)	325	328
7.750% due 05/15/16 (l)	250	240
Crown Americas LLC / Crown Americas Capital Corp. II (l) 5.625% due 05/15/17	450	441
CSC Holdings, Inc. (l) 8.625% due 02/15/19	375	368
Delta Air Lines, Inc. Series 01A2 7.111% due 03/18/13	625	581
Deluxe Corp. 7.375% due 06/01/15	200	158
Denbury Resources, Inc. 7.500% due 12/15/15	240	227
9.750% due 03/01/16	175	179
DigitalGlobe, Inc. (l) 10.500% due 05/01/14	300	308
Dole Food Co., Inc. (l) 13.875% due 03/15/14	200	214
Domtar Corp. Series * 5.375% due 12/01/13	300	247
DR Horton, Inc. 5.625% due 01/15/16	250	205
Dynegy Holdings, Inc. 7.500% due 06/01/15	250	201
Dynegy Roseton/Danskammer Pass Through Trust Series B 7.670% due 11/08/16	280	237
El Paso Corp. 12.000% due 12/12/13	225	247
8.250% due 02/15/16	250	248
First Data Corp. 9.875% due 09/24/15	600	408
Ford Motor Co. 7.450% due 07/16/31	300	174
Ford Motor Credit Co. LLC 9.750% due 09/15/10	375	355
8.000% due 06/01/14	650	527
Forest Oil Corp. 8.500% due 02/15/14 (l)	200	193
7.250% due 06/15/19	150	129

High Yield Bond Fund
13

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Freescale Semiconductor, Inc. 8.875% due 12/15/14	450	203
Frontier Communications Corp. 8.250% due 05/01/14	350	342
Georgia-Pacific LLC (l) 8.250% due 05/01/16	285	281
GMAC LLC 6.875% due 08/28/12 (l)	800	692
8.000% due 11/01/31	300	226
Goodyear Tire & Rubber Co. (The) 8.625% due 12/01/11	127	124
10.500% due 05/15/16	210	209
Graham Packaging Co., Inc. 8.500% due 10/15/12	175	168
9.875% due 10/15/14	175	156
Harrah's Operating Co., Inc. (l) Series A144 10.000% due 12/15/18	500	334
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (l) 11.250% due 06/01/17	300	291
Hartford Financial Services Group, Inc. 8.125% due 06/15/38	325	220
HCA, Inc. 6.250% due 02/15/13	1,000	845
9.250% due 11/15/16	480	472
Healthsouth Corp. 10.750% due 06/15/16	150	153
Hertz Corp. (The) 8.875% due 01/01/14	275	250
Host Hotels & Resorts, LP Series Q 6.750% due 06/01/16	370	318
HSN, Inc. (l) 11.250% due 08/01/16	175	153
Huntsman International LLC 7.875% due 11/15/14	475	325
IASIS Healthcare LLC / IASIS Capital Corp. 8.750% due 06/15/14	295	288
Inergy, LP/Inergy Finance Corp. (l) 8.750% due 03/01/15	175	173
Ingles Markets, Inc. (l) 8.875% due 05/15/17	300	296
Inmarsat Finance II PLC 10.375% due 11/15/12	275	284
Invista (l) 9.250% due 05/01/12	300	280
Jabil Circuit, Inc. 8.250% due 03/15/18	250	231
Janus Capital Group, Inc. 6.950% due 06/15/17	300	236

	Principal Amount ($) or Shares	Market Value $
JC Penney Corp., Inc. 7.950% due 04/01/17	150	148
K Hovnanian Enterprises, Inc. 6.500% due 01/15/14	300	128
Kansas City Southern Railway 13.000% due 12/15/13	200	210
KB Home 6.375% due 08/15/11	150	144
Lamar Media Corp. 9.750% due 04/01/14 (l)	300	309
6.625% due 08/15/15	175	149
Lender Processing Services, Inc. 8.125% due 07/01/16	275	271
Level 3 Financing, Inc. 9.250% due 11/01/14	300	234
Levi Strauss & Co. 9.750% due 01/15/15	275	265
Liberty Mutual Group, Inc. (l) 10.750% due 06/15/58	625	387
Limited Brands, Inc. 6.900% due 07/15/17	200	170
LIN Television Corp. 6.500% due 05/15/13	325	225
Lincoln National Corp. 6.050% due 04/20/67	300	168
Linn Energy LLC (l) 11.750% due 05/15/17	275	263
Macy's Retail Holdings, Inc. 7.875% due 07/15/15	625	602
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp. Series B 8.500% due 07/15/16	250	211
Mediacom LLC / Mediacom Capital Corp. 9.500% due 01/15/13	150	143
MGM Mirage 8.375% due 02/01/11	150	125
6.750% due 04/01/13	775	515
Michaels Stores, Inc. 11.375% due 11/01/16	150	82
Midwest Generation LLC Series B 8.560% due 01/02/16	238	231
Mirant NA LLC 7.375% due 12/31/13	75	72
Mohegan Tribal Gaming Authority 8.000% due 04/01/12	300	226
Nalco Co. (l) 8.250% due 05/15/17	150	151
Neiman Marcus Group, Inc. (The) 10.375% due 10/15/15	150	80

High Yield Bond Fund
14

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Nextel Communications, Inc. Series E 6.875% due 10/31/13	800	666
Nielsen Finance LLC / Nielsen Finance Co. (l) 11.625% due 02/01/14	325	322
11.500% due 05/01/16	250	237
NPC International, Inc. 9.500% due 05/01/14	275	253
NRG Energy, Inc. 7.375% due 01/15/17	385	362
Owens-Brockway Glass Container, Inc. (l) 7.375% due 05/15/16	125	121
Peabody Energy Corp. Series B 6.875% due 03/15/13	100	97
PetroHawk Energy Corp. (l) 10.500% due 08/01/14	350	359
Pinnacle Entertainment, Inc. 8.250% due 03/15/12	175	171
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% due 04/01/17	350	288
Plains Exploration & Production Co. 7.000% due 03/15/17	350	304
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	325	299
Regency Energy Partners, LP (l) 9.375% due 06/01/16	300	291
Rite Aid Corp. 9.500% due 06/15/17	275	179
Rohm and Haas Co. 7.850% due 07/15/29	450	361
RRI Energy, Inc. 6.750% due 12/15/14	250	241
Sally Holdings LLC/Sally Capital, Inc. 10.500% due 11/15/16	150	150
SandRidge Energy, Inc. 8.625% due 04/01/15	250	213
Sanmina-SCI Corp. 6.750% due 03/01/13	300	197
Seagate Technology International (l) 10.000% due 05/01/14	300	303
Service Corp. International 6.750% due 04/01/15	300	277
ServiceMaster Co. (The) (l) 10.750% due 07/15/15	150	114
Smithfield Foods, Inc. Series B 7.750% due 05/15/13	175	132

	Principal Amount ($) or Shares	Market Value $
Sprint Capital Corp. 7.625% due 01/30/11	550	543
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/12	200	195
Steel Dynamics, Inc. 6.750% due 04/01/15	200	171
Sungard Data Systems, Inc. 9.125% due 08/15/13	200	193
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	150	92
SUPERVALU, Inc. 7.500% due 11/15/14	125	121
Telesat Canada / Telesat LLC (l) 11.000% due 11/01/15	250	242
Tenet Healthcare Corp. 7.375% due 02/01/13	350	337
9.875% due 07/01/14	200	200
Tenneco, Inc. 8.625% due 11/15/14	335	206
Tesoro Corp. 6.625% due 11/01/15	250	213
Texas Competitive Electric Holdings Co. LLC Series A 10.250% due 11/01/15	775	459
TRW Automotive, Inc. (l) 7.000% due 03/15/14	475	349
Tyson Foods, Inc. (l) 10.500% due 03/01/14	250	265
United Rentals NA, Inc. 6.500% due 02/15/12	250	234
United Surgical Partners International, Inc. 8.875% due 05/01/17	150	128
Verso Paper Holdings, LLC (l) 11.500% due 07/01/14	300	276
Virgin Media Finance PLC 9.500% due 08/15/16	300	287
Visant Holding Corp. 10.250% due 12/01/13	150	148
Warner Chilcott Corp. 8.750% due 02/01/15	195	195
Waste Services, Inc. 9.500% due 04/15/14	325	302
West Corp. 11.000% due 10/15/16	250	213
WMG Acquisition Corp. (l) 9.500% due 06/15/16	300	299
Wyndham Worldwide Corp. 9.875% due 05/01/14	300	289

High Yield Bond Fund
15

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 6.625% due 12/01/14	300	257
Yankee Acquisition Corp. Series B 8.500% due 02/15/15	300	226
		39,707
International Debt - 7.2%
Ashtead Holdings PLC (l) 8.625% due 08/01/15	250	187
Avago Technologies Finance 10.125% due 12/01/13	440	423
Baytex Energy, Ltd. 9.625% due 07/15/10	230	231
Bombardier, Inc. (l) 6.750% due 05/01/12	250	230
Cascades, Inc. 7.250% due 02/15/13	300	259
Celestica, Inc. 7.625% due 07/01/13	150	146
Dollarama Group, LP 8.875% due 08/15/12	225	211
HBOS Capital Funding, LP (ƒ)(l) 6.071% due 06/29/49	150	60
Ineos Group Holdings PLC (l) 8.500% due 02/15/16	300	93
Intelsat Jackson Holdings, Ltd. 11.250% due 06/15/16	350	359
Intelsat Subsidiary Holding Co., Ltd. (l) 8.875% due 01/15/15	125	123
Quebecor Media, Inc. Series * 7.750% due 03/15/16	200	178
Royal Bank of Scotland Group PLC (ƒ) 7.640% due 03/31/49	625	235
Teck Resources, Ltd. (l) 9.750% due 05/15/14	110	109
10.250% due 05/15/16	110	111
UPC Holding BV (l) 9.875% due 04/15/18	300	289
Videotron Ltee (l) 9.125% due 04/15/18	75	78
		3,322

	Principal Amount ($) or Shares	Market Value $
Loan Agreements - 0.8%
Quicksilver Resources, Inc., (ß)(l) Second Lien Term Loan 7.750% due 08/08/13	384	374
Total Long-Term Investments (cost $40,508)		43,403
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc. 2010 Warrants (Æ)	400	—	±
Total Warrants & Rights (cost $81)		—	±
Short-Term Investments - 2.5%
GMAC LLC (l) 7.750% due 01/19/10	575	549
Orion Power Holdings, Inc. 12.000% due 05/01/10	325	336
SSgA Prime Money Market Fund	557	1
Textron Financial Corp. 4.600% due 05/03/10	300	282
Total Short-Term Investments (cost $1,134)		1,168
Total Investments - 96.6% (identified cost $41,723)		44,571
Other Assets and Liabilities, Net - 3.4%		1,553
Net Assets - 100.0%		46,124

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund
16

SSgA

Fixed Income Funds

Notes to Schedules of Investments — May 31, 2009 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
17

SSgA

Fixed Income Funds

Notes to Quarterly Report — May 31, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2009. This Quarterly Report reports on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At May 31, 2009, none of the Funds' net assets were priced using a qualified broker quote. Exchange-listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value ("NAV") per share.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their net asset value when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is unreliable. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another

Notes to Quarterly Report
18

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended May 31, 2009 were as follows:

	Bond Market Fund		Intermediate Fund		High Yield Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$807,937	$(2,184)	$1,124,836	$59	$637	$—
Level 2	39,212,553	—	35,932,154	—	44,570,502	—
Level 3	—	—	—	—	—	—
	$40,020,490	$(2,184)	$37,056,990	$59	$44,571,139	$—

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

Notes to Quarterly Report
19

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending May 31, 2009 were as follows:

High Yield Bond Fund
Balance as of 09/01/08	$384,440
Accrued discounts/(premiums)	347
Realized gain/(loss)	(56,296)
Net change in unrealized appreciation/(depreciation) from investments still held as of 05/31/09	1,685
Net purchases (sales)	(330,176)
Net transfers in and/or out of Level 3	—
Balance as of 05/31/09	$—

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

As of May 31, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Cost of Investments for Tax Purposes	$39,312,340	$36,651,099	$42,203,510
Gross Tax Unrealized Appreciation	1,051,528	698,726	2,774,098
Gross Tax Unrealized Depreciation	(343,378)	(292,835)	(406,470)
Net Tax Unrealized Appreciation (Depreciation)	$708,150	$405,891	$2,367,628

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. This Fund's investments in loans may be in the form of

Notes to Quarterly Report
20

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended May 31, 2009, there were no unfunded loan commitments in the High Yield Bond Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has

Notes to Quarterly Report
21

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral must be invested by State Street, the lending agent and an affiliate of SSgA Funds Management, Inc. (the "Advisor") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of May 31, 2009, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2009, $1,933,330 of the Central Fund's net assets represents investments by these Funds, and $187,520,874 represents the investments of other Investment Company Funds not presented herein.

Notes to Quarterly Report
22

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

5.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by the Advisor pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments:

Fund - % of Net Assets Securities	Acquisition	Principal Amount ($) or Shares Date	Cost per Unit Outstanding	Cost (000) $$	Market Value (000) $
High Yield Bond Fund - 0.8%
Quicksilver Resources, Inc., Second Lien Term Loan	08/05/08	383,631	98.31	377	$374

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

Notes to Quarterly Report
23

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — May 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
24

FIQR-05/09

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

Quarterly Report

May 31, 2009

SSgA Funds

International Equity Funds

Quarterly Report

May 31, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.8%
Argentina - 0.1%
Banco Patagonia SA (Æ)(l)	266,930	2,510
Grupo Clarin Class B (Æ)(l)	51,251	142
		2,652
Brazil - 11.3%
Banco Bradesco SA - ADR (Ñ)	1,420,086	21,685
Banco Cruzeiro do Sul SA	148,248	424
Banco do Brasil SA	691,100	7,432
Banco do Estado do Rio Grande do Sul	1,119,683	4,325
Banco Sofisa SA (Æ)	465,644	1,006
BM&F Bovespa SA	1,552,792	8,902
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	121,131	4,535
Cia Energetica de Minas Gerais - ADR	911,827	12,063
Cia Paranaense de Energia - ADR (Ñ)	949,803	13,383
Cia Siderurgica Nacional SA - ADR (Ñ)	393,600	9,651
EDP - Energias do Brasil SA	91,500	1,279
General Shopping Brasil SA (Æ)(l)	1,169,159	2,371
JBS SA	1,009,880	3,454
Natura Cosmeticos SA	432,700	5,696
Perdigao SA - ADR (Æ)(Ñ)	135,038	5,234
Petroleo Brasileiro SA - ADR	2,594,958	99,851
Redecard SA	137,690	2,013
Souza Cruz SA (Æ)	78,000	2,042
Tele Norte Leste Participacoes SA - ADR	567,944	10,064
Vale SA - ADR (Æ)(Ñ)	3,355,655	64,160
		279,570
Chile - 1.6%
Banco Santander Chile - ADR	62,255	2,593
Centros Comerciales Sudamericanos SA	889,119	2,323
Cia Cervecerias Unidas SA - ADR	102,175	3,315
Colbun SA	7,728,680	1,706
Empresa Nacional de Electricidad SA	3,614,019	5,281
Empresas CMPC SA	76,950	2,013
Empresas COPEC SA	260,285	3,298
Enersis SA - ADR	300,711	5,145
ENTEL Chile SA	174,765	2,224
Lan Airlines SA - ADR (Ñ)	378,537	4,232
SACI Falabella	492,656	1,920
Sociedad Quimica y Minera de Chile SA - ADR	149,174	5,424
		39,474

	Principal Amount ($) or Shares	Market Value $
China - 10.0%
Anhui Conch Cement Co., Ltd. Class H (Ñ)	548,000	3,944
Bank of China, Ltd.	45,475,000	20,477
China Coal Energy Co.	5,174,000	6,251
China Communications Construction Co., Ltd. Class H (Ñ)	5,887,024	8,178
China Communications Services Corp., Ltd. Class H (Ñ)	4,358,800	2,666
China Construction Bank Corp. Class H (Ñ)	42,510,000	27,741
China COSCO Holdings Co., Ltd. Class H (Ñ)	3,275,800	4,502
China High Speed Transmission Equipment Group Co., Ltd. (Ñ)	1,768,000	3,750
China Life Insurance Co., Ltd. Class H (Ñ)	5,928,000	21,687
China National Building Material Co., Ltd. Class H	986,400	2,162
China National Materials Co., Ltd. (Ñ)	2,490,400	2,160
China Petroleum & Chemical Corp. Class H (Ñ)	16,765,000	13,670
China Railway Construction Corp., Ltd. (Æ)	4,580,500	6,588
China Shenhua Energy Co., Ltd. (Ñ)	2,472,800	8,256
China Shipping Development Co., Ltd. Class H (Ñ)	3,932,000	5,844
China Telecom Corp., Ltd. Class H (Ñ)	8,298,000	3,940
Industrial & Commercial Bank of China (Ñ)	33,551,000	21,203
Jiangxi Copper Co., Ltd. Class H (Ñ)	1,461,000	2,447
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	90,659	4,983
Parkson Retail Group, Ltd. (Ñ)	3,955,000	6,252
PetroChina Co., Ltd. Class H (Ñ)	18,266,000	21,042
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,449,500	17,059
Tencent Holdings, Ltd.	1,621,000	18,157
Want Want China Holdings, Ltd. (Ñ)	2,950,700	1,439
Xinao Gas Holdings, Ltd.	2,118,000	3,302
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	3,512,000	4,424
Zhejiang Expressway Co., Ltd. Class H	2,328,000	1,822
Zijin Mining Group Co., Ltd. Class H	6,127,000	5,570
		249,516
Colombia - 0.5%
BanColombia SA - ADR	118,827	3,410
Ecopetrol SA	7,672,656	8,561
Suramericana de Inversiones SA	98,303	883
		12,854

Emerging Markets Fund
3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Czech Republic - 1.0%
CEZ AS	402,538	18,186
Telefonica O2 Czech Republic AS	350,466	7,550
		25,736
Egypt - 0.8%
Commercial International Bank	575,204	4,699
Egyptian Co. for Mobile Services	88,705	3,016
Egyptian Financial Group-Hermes Holding	508,205	2,082
ElSwedy Cables Holding Co.	141,796	1,575
Orascom Construction Industries	89,323	3,263
Orascom Hotels & Development (Æ)	1	—	±
Telecom Egypt	1,295,029	4,100
		18,735
Hong Kong - 5.4%
Beijing Enterprises Holdings, Ltd.	1,290,000	5,855
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	3,100,000	1,956
China Everbright, Ltd.	2,150,000	5,189
China Mobile, Ltd. (Ñ)	6,066,200	59,436
China Overseas Land & Investment, Ltd. (Ñ)	9,004,320	19,042
China Resources Power Holdings Co., Ltd. (Ñ)	2,764,000	5,939
CNOOC, Ltd. (Ñ)	16,785,500	22,190
GOME Electrical Appliances Holdings, Ltd.	9,104,000	1,315
Hengan International Group Co., Ltd.	1,480,000	6,761
Shanghai Industrial Holdings, Ltd.	905,000	3,602
Sinofert Holdings, Ltd. (Ñ)	4,281,900	2,086
		133,371
Hungary - 0.3%
Magyar Telekom Telecommunications PLC	921,895	2,733
MOL Hungarian Oil and Gas Nyrt	37,320	2,311
Richter Gedeon Nyrt	23,971	3,512
		8,556
India - 2.2%
Axis Bank, Ltd.	117,982	1,954
Bharat Heavy Electricals, Ltd.	74,843	3,473
Bharti Airtel, Ltd. (Æ)	69,095	1,205
Dr Reddys Laboratories, Ltd.	57,489	791
GAIL India, Ltd.	269,056	1,718
Grasim Industries, Ltd.	8,702	389
HDFC Bank, Ltd.	109,293	3,356
Hero Honda Motors, Ltd.	69,017	1,959
Housing Development Finance Corp.	81,733	3,786

	Principal Amount ($) or Shares	Market Value $
ICICI Bank, Ltd.	285,296	4,491
Infosys Technologies, Ltd.	158,462	5,420
ITC, Ltd.	400,172	1,563
Jindal Steel & Power, Ltd.	40,583	1,803
Larsen & Toubro, Ltd.	76,161	2,269
Maruti Suzuki India, Ltd.	75,157	1,641
Oil & Natural Gas Corp., Ltd.	60,739	1,508
Reliance Industries, Ltd. (Æ)	231,995	11,198
Reliance Infrastructure, Ltd.	68,383	1,850
Steel Authority of India, Ltd.	508,586	1,867
Sterlite Industries India, Ltd. (Æ)	183,180	2,433
Sun Pharmaceutical Industries, Ltd.	21,822	563
		55,237
Indonesia - 2.7%
Aneka Tambang Tbk PT	19,702,500	3,802
Astra International Tbk PT	5,341,120	10,809
Bank Central Asia Tbk PT	22,085,500	7,252
Bank Mandiri Tbk PT	12,798,500	3,705
Bank Rakyat Indonesia	12,414,500	7,580
Bumi Resources Tbk PT	21,236,500	4,061
International Nickel Indonesia Tbk PT (Æ)	3,287,500	1,152
Perusahaan Gas Negara PT	21,367,500	5,998
Tambang Batubara Bukit Asam Tbk PT	2,673,500	2,925
Telekomunikasi Indonesia Tbk PT	18,182,500	13,209
Unilever Indonesia Tbk PT	1,844,500	1,408
United Tractors Tbk PT	4,474,500	4,443
		66,344
Israel - 4.0%
Bank Hapoalim BM (Æ)	662,987	1,773
Bank Leumi Le-Israel BM	1,720,356	4,884
Bezeq Israeli Telecommunication Corp., Ltd.	1,440,330	2,689
Cellcom Israel, Ltd.	42,374	1,131
Check Point Software Technologies (Æ)	321,234	7,501
Delek Group, Ltd.	11,838	1,362
Delek Real Estate, Ltd. (Æ)	75,160	79
Elbit Systems, Ltd.	51,312	3,139
Israel Chemicals, Ltd.	963,254	10,890
Israel Corp., Ltd. (The)	3,903	2,111
Mizrahi Tefahot Bank, Ltd. (Æ)	345,351	2,050
Partner Communications Co., Ltd.	130,024	2,243
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	1,295,236	60,047
		99,899

Emerging Markets Fund
4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Malaysia - 0.9%
Axiata Group BHD (Æ)	3,689,775	2,420
British American Tobacco Malaysia BHD	118,700	1,462
Bumiputra-Commerce Holdings BHD	1,353,100	3,313
Genting BHD	1,347,900	2,110
IJM Corp. BHD	326,200	528
Kuala Lumpur Kepong BHD	799,100	2,638
Malayan Banking BHD	2,051,170	2,974
Petronas Gas BHD	541,700	1,520
PLUS Expressways BHD	1,630,400	1,540
Public Bank BHD	789,737	1,956
Sime Darby BHD	814,000	1,682
SP Setia BHD	49	—	±
		22,143
Mexico - 3.1%
America Movil SAB de CV Series L (Ñ)	829,489	31,794
Cemex SAB de CV - ADR (Æ)(Ñ)	812,806	7,933
Coca-Cola Femsa SAB de CV - ADR (Ñ)	66,600	2,749
Fomento Economico Mexicano SAB de CV - ADR	258,500	8,450
Grupo Financiero Banorte SAB de CV Class O (Ñ)	665,093	1,578
Grupo Mexico SAB de CV	2,910,875	2,787
Grupo Televisa SA - ADR	317,493	5,645
Kimberly-Clark de Mexico SAB de CV Class A	454,300	1,756
Telefonos de Mexico SAB de CV	2,319,400	1,923
Telefonos de Mexico SAB de CV Series L - ADR (Ñ)	236,000	3,920
Wal-Mart de Mexico SAB de CV (Ñ)	2,525,250	7,418
		75,953
Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (l)	358,488	1,430
Philippines - 0.7%
Ayala Corp.	386,460	2,364
Ayala Land, Inc.	9,023,000	1,668
Bank of the Philippine Islands	2,674,500	2,501
Energy Development Corp.	18,099,000	1,404
Jollibee Foods Corp.	549,300	558
Philippine Long Distance Telephone Co. - ADR	134,245	6,363
SM Investments Corp.	254,600	1,813
SM Prime Holdings, Inc.	2,559,000	472
		17,143

	Principal Amount ($) or Shares	Market Value $
Poland - 0.3%
Bank Pekao SA (Æ)	28,441	970
KGHM Polska Miedz SA	16,022	353
Polski Koncern Naftowy Orlen	165,063	1,505
Powszechna Kasa Oszczednosci Bank Polski SA	222,970	1,765
Telekomunikacja Polska SA	299,621	1,577
		6,170
Russia - 7.2%
Comstar United Telesystems OJSC - GDR	601,165	2,958
Federal Grid Co. Unified Energy System JSC (Æ)	450,339,925	4,077
Gazprom OAO - ADR	2,345,931	54,121
Gazpromneft JSC - ADR (Ñ)	168,818	2,853
Luka Kotor AD Kotor - ADR (Æ)	486,989	25,810
LUKOIL	96,065	5,044
Mechel - ADR	111,078	1,223
MMC Norilsk Nickel - ADR (Æ)(Ñ)	851,235	9,704
MMC Norilsk Nickel - ADR (Æ)	215,288	2,470
Mobile Telesystems OJSC - ADR	261,452	10,848
Polyus Gold Co. (Æ)	90,584	3,759
Rosneft Oil Co.	1,228,558	8,132
Rostelecom	133,563	815
RusHydro (Æ)	174,622,127	7,159
Sberbank	7,775,958	11,101
Sistema JSFC - GDR (Æ)	324,906	4,524
Surgutneftegaz	4,177,341	3,432
Tatneft - ADR	325,149	8,970
Uralkali - GDR	292,351	5,563
Vimpel-Communications - ADR (Æ)	268,171	3,502
VTB Bank OJSC	1,734,499,830	2,428
Wimm-Bill-Dann Foods OJSC (Æ)(l)	24,750	742
Wimm-Bill-Dann Foods OJSC - ADR (Æ)	9,519	513
		179,748
South Africa - 8.0%
ABSA Group, Ltd.	579,618	7,413
African Bank Investments, Ltd.	1,018,394	3,348
African Rainbow Minerals, Ltd.	272,504	4,309
AngloGold Ashanti, Ltd. - ADR (Ñ)	339,561	14,374
ArcelorMittal South Africa, Ltd. Class H (Ñ)	259,869	3,122
Aspen Pharmacare Holdings, Ltd. (Æ)	1,164,337	7,027
Aveng, Ltd.	863,234	3,792
Exxaro Resources, Ltd.	469,365	4,742
FirstRand, Ltd.	3,573,541	6,184
Foschini, Ltd.	774,264	4,597
Gold Fields, Ltd.	953,882	13,062

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5

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Emerging Markets Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Harmony Gold Mining Co., Ltd. (Æ)	520,043	6,330
Impala Platinum Holdings, Ltd.	605,240	14,712
Investec, Ltd.	380,046	2,113
Massmart Holdings, Ltd.	283,239	2,742
MTN Group, Ltd.	1,731,185	25,245
Murray & Roberts Holdings, Ltd.	457,623	2,870
Naspers, Ltd. Class N	470,133	11,304
Remgro, Ltd.	586,521	5,370
Sasol, Ltd.	580,040	21,934
Shoprite Holdings, Ltd.	1,015,698	7,094
Standard Bank Group, Ltd.	1,320,381	13,785
Telkom SA, Ltd. (Ñ)	513,214	2,326
Tiger Brands, Ltd.	291,376	5,119
Truworths International, Ltd.	1,193,773	5,478
		198,392
South Korea - 11.6%
Amorepacific Corp.	2,671	1,325
CJ CheilJedang Corp.	8,710	1,128
Daelim Industrial Co., Ltd. (Ñ)	67,860	3,315
Dongbu Insurance Co., Ltd.	151,500	2,982
Hana Financial Group, Inc.	145,715	3,527
Hanjin Heavy Industries & Construction Co., Ltd.	90,860	2,567
Hite Brewery Co., Ltd.	11,036	1,378
Hyundai Department Store Co., Ltd.	89,268	5,916
Hyundai Development Co. (Ñ)	124,488	4,093
Hyundai Heavy Industries (Ñ)	37,709	6,528
Hyundai Mipo Dockyard (Ñ)	49,206	5,467
Hyundai Mobis	125,717	11,903
Hyundai Motor Co. (Ñ)	165,430	9,210
Hyundai Steel Co. (Ñ)	92,340	4,446
KB Financial Group, Inc. (Æ)	417,682	13,546
Korea Gas Corp.	33,540	1,213
Korea Zinc Co., Ltd.	11,180	1,268
KT&G Corp.	259,485	14,122
LG Chem, Ltd.	95,118	11,627
LG Corp. Class H (Ñ)	130,145	6,720
LG Dacom Corp.	140,790	2,065
LG Electronics, Inc. Class H (Ñ)	86,740	8,365
LG Hausys, Ltd. (Æ)	12,871	1,246
LG Household & Health Care, Ltd.	28,425	4,386
LG Telecom, Ltd.	516,428	3,486
Lotte Shopping Co., Ltd.	13,040	2,507
NHN Corp. (Æ)(Ñ)	60,077	9,574
OCI Co., Ltd. (Ñ)	19,755	3,203
POSCO	57,124	19,149
Samsung Electronics Co., Ltd.	139,516	62,556
Samsung Engineering Co., Ltd.	40,946	2,935
Samsung Fire & Marine Insurance Co., Ltd. (Ñ)	65,561	9,610

	Principal Amount ($) or Shares	Market Value $
Samsung Heavy Industries Co., Ltd. (Ñ)	270,890	6,560
Shinhan Financial Group Co., Ltd. (Æ)	525,872	13,395
Shinsegae Co., Ltd.	11,002	3,859
SK Energy Co., Ltd. (Ñ)	69,408	5,887
SK Holdings Co., Ltd. (Ñ)	39,631	3,451
SK Telecom Co., Ltd.	73,480	10,332
Woongjin Coway Co., Ltd.	90,300	2,055
Yuhan Corp.	15,254	2,128
		289,030
Sri Lanka - 0.1%
Dialog Telekom, Ltd. (Æ)	34,973,003	1,679
Taiwan - 8.3%
Acer, Inc.	3,607,105	6,582
Advanced Semiconductor Engineering, Inc.	4,577,679	2,867
Asia Cement Corp.	4,156,433	4,704
Asustek Computer, Inc.	2,645,076	3,745
AU Optronics Corp.	7,254,939	7,539
Cathay Financial Holding Co., Ltd.	4,232,459	6,924
China Steel Corp. Class H	6,376,289	5,457
Chinatrust Financial Holding Co., Ltd.	5,953,000	3,958
Chunghwa Telecom Co., Ltd.	3,362,354	6,409
Compal Electronics, Inc.	4,751,645	4,046
Far Eastern Department Stores Co., Ltd.	2,438,100	2,594
Far Eastern Textile Co., Ltd.	5,898,201	6,720
Formosa Chemicals & Fibre Corp.	1,556,543	2,663
Formosa Petrochemical Corp.	632,000	1,634
Formosa Plastics Corp.	5,406,000	10,748
Formosa Taffeta Co., Ltd.	2,451,000	1,803
Fubon Financial Holding Co., Ltd.	8,250,000	8,077
HON HAI Precision Industry Co., Ltd.	4,540,915	17,289
HTC Corp.	609,302	9,875
Hua Nan Financial Holdings Co., Ltd.	5,072,680	3,726
InnoLux Display Corp.	1,302,644	1,826
MediaTek, Inc.	943,938	11,731
Mega Financial Holding Co., Ltd.	3,360,000	1,713
Micro-Star International Co., Ltd.	1,848,000	1,334
Powertech Technology, Inc.	1,712,993	3,699
Siliconware Precision Industries Co.	4,467,347	5,890
Silitech Technology Corp.	690,284	1,483
SinoPac Financial Holdings Co., Ltd.	5,348,000	1,694
Taiwan Cooperative Bank	5,586,000	3,682
Taiwan Fertilizer Co., Ltd. Class H	1,026,000	3,300
Taiwan Mobile Co., Ltd.	1,411,092	2,509
Taiwan Semiconductor Manufacturing Co., Ltd.	17,624,662	33,082
Tripod Technology Corp.	1,549,035	3,218
U-Ming Marine Transport Corp.	825,000	1,718
Uni-President Enterprises Corp.	2,116,000	2,429

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6

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Emerging Markets Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wafer Works Corp.	1	—	±
Wistron Corp.	3,333,695	5,298
Yuanta Financial Holding Co., Ltd.	5,461,220	4,100
		206,066
Thailand - 1.2%
Advanced Info Service PCL	1,059,900	2,502
Bangkok Bank PCL	1,398,100	3,720
Banpu PCL	228,700	2,123
BEC World PCL	625,856	354
CP ALL PCL	2,824,800	1,194
Glow Energy PCL - GDR	465,400	363
Kasikornbank PCL	1,391,100	2,398
Krung Thai Bank PCL	8,236,800	1,740
PTT Chemical PCL	518,200	793
PTT Exploration & Production PCL	854,100	3,236
PTT PCL	810,633	5,198
Ratchaburi Electricity Generating Holding PCL	539,600	590
Siam Cement PCL	155,000	597
Siam Commercial Bank PCL	1,476,800	2,884
Thai Oil PCL	2,293,618	2,724
		30,416
Turkey - 3.1%
Akbank TAS	2,224,475	9,444
Anadolu Efes Biracilik Ve Malt Sanayii AS	473,148	3,880
Arcelik (Æ)	594,228	856
BIM Birlesik Magazalar AS	110,116	3,506
Dogan Sirketler Grubu Holdings (Æ)	1,336,400	786
Enka Insaat ve Sanayi AS	562,243	2,753
Eregli Demir ve Celik Fabrikalari TAS (Æ)	1,288,426	3,610
Ford Otomotiv Sanayi AS	135,494	532
Haci Omer Sabanci Holding AS	1,560,156	4,812
KOC Holding AS (Æ)	1,843,710	4,270
Tupras Turkiye Petrol Rafine	301,914	3,812
Turk Telekomunikasyon AS	1,063,219	2,973
Turkcell Iletisim Hizmet AS	1,510,498	8,097
Turkiye Garanti Bankasi AS (Æ)	5,612,622	14,210
Turkiye Halk Bankasi AS	555,535	2,160
Turkiye Is Bankasi Class C	2,369,232	8,266
Yapi ve Kredi Bankasi AS (Æ)	2,531,495	3,908
		77,875

	Principal Amount ($) or Shares	Market Value $
United States - 3.3%
Central European Distribution Corp. (Æ)(Ñ)	24,722	622
iShares MSCI Emerging Markets Index Fund	2,449,300	81,464
		82,086
Total Common Stocks (cost $1,828,657)		2,180,075
Preferred Stocks - 3.0%
Brazil - 2.2%
AES Tiete SA	200,000	1,876
Brasil Telecom SA (Æ)	385,534	2,743
Cia de Transmissao de Energia Eletrica Paulista	222,240	5,201
Itau Unibanco Holding SA	2,318,025	37,581
NET Servicos de Comunicacao SA (Æ)	1	—	±
Ultrapar Participacoes SA	199,800	6,549
Vivo Participacoes SA	113,371	2,299
		56,249
Russia - 0.2%
Surgutneftegaz	14,838,579	4,748
South Korea - 0.6%
Hyundai Motor Co.	104,410	2,641
LG Electronics, Inc.	25,720	1,177
Samsung Electronics Co., Ltd.	35,802	10,582
		14,400
Total Preferred Stocks (cost $51,318)		75,397
Warrants & Rights - 0.0%
Israel - 0.0%
Delek Real Estate, Ltd. (Æ) 2009 Rights	1	—	±
Malaysia - 0.0%
IJM Land BHD (Æ) 2013 Warrants	85,730	15
Total Warrants & Rights (cost $0)		15
Short-Term Investments - 7.5%
United States - 7.5%
SSgA Prime Money Market Fund	187,450,757	187,451
Total Short-Term Investments (cost $187,451)		187,451

Emerging Markets Fund
7

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Emerging Markets Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 9.8%
State Street Navigator Securities Prime Lending Portfolio (d)	243,064,719	243,065
Total Other Securities (cost $243,065)		243,065
Total Investments - 108.1% (identified cost $2,310,491)		2,686,003
Other Assets and Liabilities, Net - (8.1%)		(201,204)
Net Assets - 100.0%		2,484,799

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Hang Seng Index (Hong Kong)	104	HKD	53,929	06/09	460
JSE-40 Index (South Africa)	331	ZAR	68,418	06/09	1,003
MSCI Taiwan Index	2,564	USD	64,947	06/09	2,413
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,876

Foreign Currency Exchange Contracts

					Unrealized Appreciation
Amount Sold		Amount Bought		Settlement Date	(Depreciation) $
HKD	1,123	USD	145	06/01/09	—
ZAR	1,612	USD	201	06/01/09	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(2)

See accompanying notes which are an integral part of the schedules of investments.

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8

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Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives	Counter Underlying Security	Notional Amount Party	Fund Pays $Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	2,350	3 Month USD LIBOR- BBA minus 1.25%	04/19/10	916
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	2,350	3 Month USD LIBOR- BBA minus 1.25%	04/20/10	1,082
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	2,500	3 Month USD LIBOR- BBA minus 1.25%	04/30/10	753
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	2,500	3 Month USD LIBOR- BBA minus 1.25%	05/04/10	522
MSCI India Gross Dividends Reinvested	Barclays Bank	9,801	3 Month USD LIBOR- BBA minus 3.80%	01/29/10	3,595
MSCI India Gross Dividends Reinvested	Deutsche Bank	9,059	3 Month USD LIBOR- BBA minus 2.75%	09/14/09	8,638
MSCI India Gross Dividends Reinvested	Deutsche Bank	6,948	3 Month USD LIBOR- BBA minus 3.25%	01/28/10	3,014
MSCI India Gross Dividends Reinvested	Deutsche Bank	9,500	3 Month USD LIBOR- BBA minus 3.00%	02/25/10	7,091
MSCI India Gross Dividends Reinvested	Morgan Stanley	11,605	3 Month USD LIBOR- BBA minus 4.05%	06/26/09	6,791
MSCI India Gross Dividends Reinvested	Deutsche Bank	4,755	3 Month USD LIBOR- BBA minus 3.55%	03/26/10	2,782
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	946	3 Month USD LIBOR- BBA minus 2.25%	01/12/10	9
MSCI Thailand Free Gross Dividends Reinvested	Citigroup	928	3 Month USD LIBOR- BBA minus 1.50%	05/29/09	404
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	760	1 Month USD LIBOR- BBA minus 1.50%	07/14/09	198
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	5,600	3 Month USD LIBOR- BBA minus 3.00%	05/24/10	(86)
Total Unrealized Appreciation/(Depreciation) on Open Index Swap Contracts					35,709

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	4.5	111,912
Consumer Staples	4.3	105,175
Energy	13.6	338,691
Financials	23.8	591,278
Health Care	3.3	80,829
Industrials	4.4	108,600
Information Technology	9.5	235,714
Materials	13.4	333,850
Technology	0.1	2,065
Telecommunication Services	10.1	252,058
Utilities	3.8	95,300
Warrants & Rights	—	15
Short-Term Investments	7.5	187,451
Other Securities	9.8	243,065
Total Investments	108.1	2,686,003
Other Assets and Liabilities, Net	(8.1)	(201,204)
Net Assets	100.0	2,484,799
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Africa	8.0	199,822
Asia	43.7	1,085,360
Europe	12.2	302,833
Latin America	18.8	466,752
Middle East	4.8	118,634
Other Regions	10.8	269,537
Other Securities	9.8	243,065
Total Investments	108.1	2,686,003
Other Assets and Liabilities, Net	(8.1)	(201,204)
Net Assets	100.0	2,484,799

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
10

SSgA
International Stock Selection Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Australia - 7.1%
Amcor, Ltd. (Ñ)	1,964,803	8,075
Commonwealth Bank of Australia (Ñ)	627,971	17,848
Computershare, Ltd. (Ñ)	412,122	2,934
Lihir Gold, Ltd. (Æ)	1,931,902	5,013
Newcrest Mining, Ltd.	497,108	13,158
Qantas Airways, Ltd.	3,551,068	5,460
Stockland (ö)(Ñ)	2,385,580	5,948
Westfield Group (ö)	499,311	4,395
Westpac Banking Corp. (Ñ)	1,227,231	18,645
Woolworths, Ltd.	483,887	9,847
		91,323
Denmark - 1.5%
Danisco A/S	96,465	3,682
Novo Nordisk A/S Series B	226,792	11,810
Novozymes A/S Class B (Ñ)	56,160	4,451
		19,943
Finland - 0.5%
Konecranes OYJ (Ñ)	143,994	3,467
Stora Enso OYJ Class R (Æ)	425,417	2,553
		6,020
France - 13.2%
Alstom SA (Ñ)	209,367	13,299
AXA SA (Ñ)	683,992	12,809
BNP Paribas (Ñ)	281,588	19,577
Dassault Systemes SA (Ñ)	78,562	3,525
Eutelsat Communications	255,581	6,503
France Telecom SA	750,272	18,345
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	68,087	5,661
Peugeot SA (Æ)(Ñ)	324,585	9,955
Publicis Groupe (Ñ)	134,204	4,357
Sanofi-Aventis SA (Ñ)	344,525	21,948
Schneider Electric SA	101,663	7,648
SCOR SE	157,855	3,329
Total SA (Ñ)	580,660	33,611
UBISOFT Entertainment (Æ)	96,731	1,969
Unibail-Rodamco SE (ö)	19,577	3,151
Vivendi (Ñ)	177,694	4,691
		170,378
Germany - 9.2%
Allianz SE (Ñ)	130,145	12,830
BASF SE	412,127	17,404
Deutsche Bank AG (Ñ)	163,678	11,011
Deutsche Boerse AG (Ñ)	133,001	11,612
Deutsche Lufthansa AG (Ñ)	357,475	4,952

	Principal Amount ($) or Shares	Market Value $
Deutsche Telekom AG (Ñ)	561,642	6,459
MTU Aero Engines Holding AG	87,522	2,839
Muenchener Rueckversicherungs AG	95,443	13,392
RWE AG	265,510	22,080
Siemens AG	189,942	13,873
Software AG	47,124	3,339
		119,791
Hong Kong - 4.5%
BOC Hong Kong Holdings, Ltd. (Ñ)	9,865,000	15,770
Cheung Kong Holdings, Ltd.	243,000	3,013
Hang Seng Bank, Ltd. (Ñ)	971,300	13,958
HongKong Electric Holdings (Ñ)	1,392,000	7,493
Hutchison Whampoa, Ltd.	758,000	5,331
New World Development, Ltd.	3,270,000	6,211
Noble Group, Ltd.	3,592,000	3,939
Sun Hung Kai Properties, Ltd. (Ñ)	222,000	2,773
		58,488
Ireland - 0.2%
Ryanair Holdings PLC (Æ)	545,002	2,779
Italy - 1.2%
ENI SpA (Ñ)	402,939	9,755
UniCredit SpA (Æ)	2,394,897	6,297
		16,052
Japan - 23.0%
Astellas Pharma, Inc.	425,700	14,471
Brother Industries, Ltd.	685,000	6,503
Central Japan Railway Co. (Ñ)	901	5,774
Chubu Electric Power Co., Inc. (Ñ)	440,800	9,827
Denso Corp. (Ñ)	352,800	8,472
Fast Retailing Co., Ltd.	60,000	7,129
Fujitsu, Ltd.	880,000	4,581
Honda Motor Co., Ltd.	438,100	12,717
ITOCHU Corp.	1,787,000	12,987
Japan Steel Works, Ltd. (The) (Ñ)	325,000	4,246
Kawasaki Kisen Kaisha, Ltd.	1,486,000	6,756
Konica Minolta Holdings, Inc.	590,000	6,202
Kyocera Corp.	159,200	12,613
Kyushu Electric Power Co., Inc. (Ñ)	377,600	7,938
Mitsubishi Electric Corp.	1,012,000	5,890
Mitsubishi Estate Co., Ltd.	188,000	3,100
Mitsui & Co., Ltd.	798,600	10,141
Mizuho Financial Group, Inc. (Ñ)	5,406,800	13,006
Nintendo Co., Ltd.	27,000	7,335
Nippon Telegraph & Telephone Corp.	415,000	17,251
NTT DoCoMo, Inc.	9,291	13,889
Panasonic Corp.	295,000	4,254
Sanyo Electric Co., Ltd. (Æ)(Ñ)	1,749,000	4,399

International Stock Selection Fund
11

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International Stock Selection Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Seiko Epson Corp. (Ñ)	237,400	3,506
Shiseido Co., Ltd. (Ñ)	268,000	4,584
Softbank Corp. (Ñ)	116,600	2,131
Sony Corp.	362,300	9,503
Sumitomo Electric Industries, Ltd.	1,095,500	12,482
Sumitomo Mitsui Financial Group, Inc. (Ñ)	396,900	15,363
Takeda Pharmaceutical Co., Ltd.	412,000	16,339
Terumo Corp. (Ñ)	153,700	6,459
Tokyo Electron, Ltd.	96,100	4,421
Toyota Motor Corp.	600,500	24,056
UNY Co., Ltd.	41,200	326
		298,651
Netherlands - 5.0%
European Aeronautic Defence and Space Co. NV (Ñ)	254,236	4,170
ING Groep NV (Æ)	776,302	8,280
Koninklijke Ahold NV	1,025,952	12,442
Koninklijke DSM NV (Ñ)	373,788	13,044
Unilever NV (Ñ)	1,102,025	26,421
		64,357
Norway - 1.1%
StatoilHydro ASA (Ñ)	436,800	9,202
Tandberg ASA (Ñ)	285,600	4,752
		13,954
Singapore - 0.3%
Singapore Exchange, Ltd.	764,000	3,895
Spain - 4.2%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	1,259,561	15,535
Banco Santander SA	2,214,562	23,876
Telefonica SA	680,350	14,697
		54,108
Sweden - 2.8%
Alfa Laval AB (Ñ)	570,218	5,452
Hennes & Mauritz AB Series B (Ñ)	126,622	6,048
Securitas AB Series B	521,054	4,438
SSAB AB Series A	415,885	5,602
Svenska Cellulosa AB Class B	608,631	7,043
Swedish Match AB (Ñ)	468,809	7,535
		36,118
Switzerland - 7.1%
Baloise Holding AG	103,670	8,244
Credit Suisse Group AG	193,477	8,658

	Principal Amount ($) or Shares	Market Value $
Geberit AG	36,331	4,485
Nestle SA	1,001,925	36,409
Swisscom AG	32,900	9,731
Syngenta AG	62,187	15,139
Zurich Financial Services AG	53,044	9,932
		92,598
United Kingdom - 18.0%
Aggreko PLC (Ñ)	432,604	4,121
Amlin PLC (Ñ)	646,709	3,682
AstraZeneca PLC (Ñ)	519,933	21,674
BAE Systems PLC (Ñ)	592,778	3,293
BHP Billiton PLC	1,286,741	30,826
BP PLC (Ñ)	4,854,055	40,065
British Airways PLC (Æ)(Ñ)	2,062,262	5,249
Centrica PLC	3,750,169	14,937
Compass Group PLC (Ñ)	1,437,047	8,316
Drax Group PLC	874,910	6,974
Game Group PLC	2,574,230	7,126
GlaxoSmithKline PLC (Ñ)	512,488	8,638
HSBC Holdings PLC	2,650,666	24,208
Intercontinental Hotels Group PLC	275,165	2,932
Next PLC (Ñ)	182,775	4,348
Petrofac, Ltd.	577,056	6,199
Reckitt Benckiser Group PLC	152,520	6,616
Royal Dutch Shell PLC Class A	620,811	16,675
Thomson Reuters PLC (Ñ)	185,986	5,097
WM Morrison Supermarkets PLC	1,680,635	6,589
Wolseley PLC (Æ)	363,399	6,166
		233,731
United States - 0.5%
Synthes, Inc. (Æ)	59,034	6,069
Total Common Stocks (cost $1,400,529)		1,288,255
Warrants & Rights - 0.0%
Australia - 0.0%
Stockland (Æ) 2009 Rights	721,141	231
Total Warrants & Rights (cost $0)		231
Short-Term Investments - 0.0%
United States - 0.0%
SSgA Prime Money Market Fund	4,584	5
Total Short-Term Investments (cost $5)		5

International Stock Selection Fund
12

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 16.2%
State Street Navigator Securities Prime Lending Portfolio (d)	209,819,807	209,820
Total Other Securities (cost $209,820)		209,820
Total Investments - 115.6% (identified cost $1,610,354)		1,498,311
Other Assets and Liabilities, Net - (15.6%)		(202,428)
Net Assets - 100.0%		1,295,883

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
13

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	9.2	119,451
Consumer Staples	9.5	122,441
Energy	8.9	115,507
Financials	26.3	340,376
Health Care	8.6	111,859
Industrials	12.4	160,869
Information Technology	3.4	43,771
Materials	9.1	117,857
Telecommunication Services	6.7	86,875
Utilities	5.3	69,249
Warrants & Rights	—	231
Short-Term Investments	—	5
Other Securities	16.2	209,820
Total Investments	115.6	1,498,311
Other Assets and Liabilities, Net	(15.6)	(202,428)
Net Assets	100.0	1,295,883
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	11.9	153,937
Europe	46.0	596,098
Japan	23.0	298,651
Other Regions	0.5	5,838
United Kingdom	18.0	233,731
Warrants & Rights	—	231
Short-Term Investments	—	5
Other Securities	16.2	209,820
Total Investments	115.6	1,498,311
Other Assets and Liabilities, Net	(15.6)	(202,428)
Net Assets	100.0	1,295,883

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
AUD	4,359	EUR	2,451	06/01/09	59
AUD	4,359	EUR	2,451	06/01/09	(85)
AUD	2,313	SEK	13,977	06/01/09	(32)
AUD	2,313	SEK	13,977	06/01/09	26
AUD	4,272	USD	3,413	06/01/09	(8)
GBP	1,000	SEK	12,321	06/02/09	(15)
GBP	1,000	SEK	12,321	06/02/09	27
HKD	17,449	EUR	1,590	06/02/09	31
HKD	17,449	EUR	1,590	06/02/09	(34)
HKD	7,677	JPY	94,119	06/01/09	1
HKD	7,677	JPY	94,119	06/01/09	(3)
HKD	5,296	SGD	990	06/01/09	—
HKD	5,296	SGD	990	06/01/09	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(31)

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
14

SSgA

International Equity Funds

Notes to Schedules of Investments — May 31, 2009 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(Ê)  Adjustable or floating rate security.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

BHD - Berhad

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
15

SSgA

International Equity Funds

Notes to Quarterly Report — May 31, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2009. This Quarterly Report reports on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

On October 16, 2008, the Board approved a plan to liquidate the SSgA International Growth Opportunities Fund. The liquidation occurred on December 12, 2008.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

Notes to Quarterly Report
16

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended May 31, 2009 were as follows:

	Emerging Markets Fund		International Stock Selection Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$1,228,145,804	$3,845,338	$227,309,691	$(31,264)
Level 2	1,456,542,358	—	1,271,001,336	—
Level 3	1,315,293	—	—	—
	$2,686,003,455	$3,845,338	$1,498,311,027	$(31,264)

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

Notes to Quarterly Report
17

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending May 31, 2009 were as follows:

Emerging Markets Fund
Balance as of 09/01/08	$—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Net change in unrealized appreciation/(depreciation) from investments still held as of 05/31/2009	(2,420,429)
Net purchases (sales)	—
Net transfers in and/or out of Level 3	3,735,722
Balance as of 05/31/09	$1,315,293

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of May 31, 2009, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets Fund	International Stock Selection Fund
Cost of Investments for Tax Purposes	$2,349,639,882	$1,621,196,366
Gross Tax Unrealized Appreciation	519,187,287	73,331,876
Gross Tax Unrealized Depreciation	(182,823,714)	(196,217,215)
Net Tax Unrealized Appreciation (Depreciation)	$336,363,573	$(122,885,339)

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign

Notes to Quarterly Report
18

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at May 31, 2009 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2009, the Emerging Markets Fund had a cash collateral balance in the amount of $15,165,699 held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the

Notes to Quarterly Report
19

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of May 31, 2009, the Emerging Markets Fund had a cash collateral balance in the amount of $29,850,000 held in connection with swap contracts purchased (sold).

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or Foreign Government Securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of the SSgA Funds Management, Inc., the "Advisor") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund's the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2009, the non-cash collateral received for the securities on loan was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$39,819,605	Pool of US and Foreign Government Securities
International Stock Selection	14,685,604	Pool of US and Foreign Government Securities

Notes to Quarterly Report
20

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2009, $187,455,341 of the Central Fund's net assets represents investments by these Funds, and $1,998,863 represents the investments of other Investment Company Funds not presented herein.

5.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of May 31, 2009, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

Notes to Quarterly Report
21

SSgA
International Equity Funds

Shareholder Requests for Additional Information — May 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
22

IEQR-05/09

S&P 500 INDEX FUND

Quarterly Report

May 31, 2009

SSgA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2009 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	5

State Street Equity 500 Index Portfolio	6

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2009. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 72.99% at May 31, 2009). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Notes to Quarterly Report
3

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

Inputs used in valuing the Fund's investments carried at value for the period ended May 31, 2009 were as follows:

S&P 500 Index Fund
	Investments in Securities	Other Financial Instruments*
Level 1	$1,208,015,646	$-
Level 2	-	-
Level 3	-	-
	$1,208,015,646	$-

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of May 31, 2009, there was no reportable Level 3 roll forward activity in the Fund.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Fund's or Investment Company's financial statement disclosures.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Notes to Quarterly Report
4

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2009 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
5

State Street Equity 500 Index Portfolio

Portfolio of Investments

May 31, 2009 (Unaudited)

	Shares	Market Value (000)
Common Stocks - 97.3%
Consumer Discretionary - 8.9%
Abercrombie & Fitch Co. Class A	15,846	$477
Amazon.Com, Inc. (a)	64,192	5,006
Apollo Group, Inc. Class A (a)	21,729	1,284
AutoNation, Inc. (a)	23,063	366
AutoZone, Inc. (a)	7,564	1,151
Bed Bath & Beyond, Inc. (a)	52,445	1,474
Best Buy Co., Inc.	68,019	2,387
Big Lots, Inc. (a)	16,227	373
Black & Decker Corp.	11,937	383
Carnival Corp.	87,950	2,237
CBS Corp. Class B	130,703	965
Centex Corp.	24,082	203
Coach, Inc. (a)	63,228	1,661
Comcast Corp. Class A	580,748	7,997
D.R. Horton, Inc.	52,876	487
Darden Restaurants, Inc.	27,988	1,012
DIRECTV Group, Inc. (a)	104,377	2,348
Eastman Kodak Co.	54,482	142
eBay, Inc. (a)	218,703	3,854
Expedia, Inc. (a)	39,215	679
Family Dollar Stores, Inc.	26,858	813
Ford Motor Co. (a)	634,998	3,651
Fortune Brands, Inc.	30,545	1,069
GameStop Corp. Class A (a)	32,400	808
Gannett Co., Inc.	42,074	201
Gap, Inc.	93,698	1,672
General Motors Corp. (a)	122,645	92
Genuine Parts Co.	30,509	1,021
Goodyear Tire & Rubber Co. (a)	45,257	518
H&R Block, Inc.	66,915	977
Harley-Davidson, Inc.	48,001	815
Harman International Industries, Inc.	10,521	196
Hasbro, Inc.	24,425	621
Home Depot, Inc.	341,912	7,919
Host Hotels & Resorts, Inc.	123,665	1,160
International Game Technology	62,219	1,080
Interpublic Group of Cos., Inc. (a)	100,694	528
JC Penney Co., Inc.	44,310	1,156
Johnson Controls, Inc.	117,686	2,345
KB HOME	14,794	222
Kohl's Corp. (a)	60,433	2,567
Lennar Corp. Class A	27,931	266
Limited Brands	58,067	726
Lowe's Cos., Inc.	292,262	5,556
Macy's, Inc.	85,423	998
Marriot International, Inc. Class A	57,321	1,339
Mattel, Inc.	73,376	1,145
McDonald's Corp.	222,425	13,121
McGraw-Hill, Inc.	63,566	1,913
Meredith Corp.	7,889	213
New York Times Co. Class A	22,922	151
Newell Rubbermaid, Inc.	51,593	594
News Corp. Class A	465,509	4,553
NIKE, Inc. Class B	77,352	4,413

	Shares	Market Value (000)
Nordstrom, Inc.	32,733	$644
O'Reilly Automotive, Inc. (a)	25,800	930
Office Depot, Inc. (a)	51,256	239
Omnicom Group, Inc.	62,741	1,914
Polo Ralph Lauren Corp.	10,615	571
Pulte Homes, Inc.	41,426	365
Radioshack Corp.	26,203	352
Scripps Networks Interactive, Inc. Class A	16,835	467
Sears Holdings Corp. (a)	10,274	584
Snap-On, Inc.	11,612	362
Stanley Works	14,583	521
Staples, Inc.	142,933	2,923
Starbucks Corp. (a)	144,261	2,076
Starwood Hotels & Resorts Worldwide, Inc.	38,947	953
Target Corp.	150,116	5,900
Tiffany & Co.	26,380	748
Time Warner Cable, Inc.	70,971	2,185
Time Warner, Inc.	238,591	5,588
TJX Cos., Inc.	84,806	2,503
V.F. Corp.	18,193	1,034
Viacom, Inc. Class B (a)	119,322	2,645
Walt Disney Co.	374,145	9,062
Washington Post Co. Class B	1,260	454
Whirlpool Corp.	13,761	580
Wyndham Worldwide Corp.	34,299	404
Wynn Resorts, Ltd. (a)	14,300	530
Yum! Brands, Inc.	92,892	3,217
		146,656
Consumer Staples - 11.7%
Altria Group, Inc.	411,699	7,036
Archer-Daniels-Midland Co.	128,424	3,534
Avon Products, Inc.	85,060	2,259
Brown-Forman Corp. Class B	18,655	818
Campbell Soup Co.	39,265	1,089
Clorox Co.	27,343	1,434
Coca-Cola Co.	400,011	19,665
Coca-Cola Enterprises, Inc.	62,501	1,041
Colgate-Palmolive Co.	100,001	6,595
ConAgra Foods, Inc.	89,175	1,658
Constellation Brands, Inc. Class A (a)	37,426	433
Costco Wholesale Corp.	87,389	4,240
CVS Caremark Corp.	293,332	8,741
Dean Foods Co. (a)	37,858	712
Dr Pepper Snapple Group, Inc. (a)	51,300	1,115
Estee Lauder Cos, Inc. Class A	23,252	769
General Mills, Inc.	66,432	3,400
H.J. Heinz Co.	63,269	2,314
Hormel Foods Corp.	13,400	466
Kellogg Co.	50,735	2,194
Kimberly-Clark Corp.	82,700	4,291
Kraft Foods, Inc. Class A	292,809	7,645
Kroger Co.	128,976	2,941
Lorillard, Inc.	33,861	2,314
McCormick & Co., Inc.	24,853	759

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2009 (Unaudited)

	Shares	Market Value (000)
Molson Coors Brewing Co., Class B	31,062	$1,367
Pepsi Bottling Group, Inc.	26,753	879
PepsiCo, Inc.	312,856	16,284
Philip Morris International, Inc.	402,799	17,175
Procter & Gamble Co.	587,219	30,500
Reynolds American, Inc.	33,187	1,327
Safeway, Inc.	84,164	1,705
Sara Lee Corp.	139,034	1,250
SuperValu, Inc.	41,948	696
Sysco Corp.	119,109	2,854
The Hershey Company	31,782	1,119
The J.M. Smucker Co.	22,760	916
Tyson Foods, Inc., Class A	57,835	770
Wal-Mart Stores, Inc.	449,202	22,343
Walgreen Co.	196,818	5,863
Whole Foods Market, Inc.	30,633	578
		193,089
Energy - 12.8%
Anadarko Petroleum Corp.	98,826	4,722
Apache Corp.	66,825	5,631
Baker Hughes, Inc.	62,278	2,433
BJ Services Co.	60,448	945
Cabot Oil & Gas Corp.	20,300	713
Cameron International Corp. (a)	45,100	1,408
Chesapeake Energy Corp.	111,782	2,533
Chevron Corp. (e)	401,746	26,784
ConocoPhillips	295,630	13,552
Consol Energy, Inc.	35,773	1,472
Denbury Resources, Inc. (a)	47,800	822
Devon Energy Corp.	88,651	5,606
Diamond Offshore Drilling, Inc.	14,500	1,222
El Paso Corp.	145,792	1,421
ENSCO International, Inc.	29,177	1,135
EOG Resources, Inc.	50,617	3,705
EQT Corp.	26,800	998
ExxonMobil Corp. (e)	991,372	68,752
Halliburton Co.	180,834	4,147
Hess Corp.	57,501	3,829
Marathon Oil Corp.	142,977	4,558
Massey Energy Co.	19,300	442
Murphy Oil Corp.	39,041	2,304
Nabors Industries, Ltd. (a)	58,704	1,050
National Oilwell Varco, Inc. (a)	83,657	3,231
Noble Energy, Inc.	34,810	2,071
Occidental Petroleum Corp.	162,844	10,928
Peabody Energy Corp.	54,024	1,836
Pioneer Natural Resources Co.	21,600	607
Questar Corp.	35,968	1,219
Range Resources Corp.	31,400	1,438
Rowan Cos., Inc.	25,320	518
Schlumberger, Ltd.	238,875	13,671
Smith International, Inc.	42,934	1,253
Southwestern Energy Co. (a)	70,000	3,043
Spectra Energy Corp.	129,598	2,080
Sunoco, Inc.	24,884	757

	Shares	Market Value (000)
Tesoro Corp.	26,365	$447
Valero Energy Corp.	103,909	2,324
Williams Cos., Inc.	117,268	1,968
XTO Energy, Inc.	116,552	4,985
		212,560
Financials - 13.5%
AFLAC, Inc.	93,090	3,305
Allstate Corp.	106,406	2,738
American Express Co.	234,964	5,839
American International Group, Inc.	556,666	941
Ameriprise Financial, Inc.	43,707	1,320
AON Corp.	54,347	1,956
Apartment Investment & Management Co. Class A	29,552	279
Assurant, Inc.	25,031	591
AvalonBay Communities, Inc.	15,398	947
Bank of America Corp.	1,538,071	17,334
Bank of New York Mellon Corp.	228,885	6,358
BB&T Corp.	126,170	2,829
Boston Properties, Inc.	25,167	1,216
Capital One Financial Corp.	90,363	2,208
CB Richard Ellis Group, Inc. Class A (a)	47,275	345
Charles Schwab Corp.	187,693	3,303
Chubb Corp.	70,575	2,798
Cincinnati Financial Corp.	31,214	706
CIT Group, Inc.	75,542	289
Citigroup, Inc.	1,094,302	4,071
CME Group, Inc.	13,391	4,307
Comerica, Inc.	31,744	688
Developers Diversified Realty Corp.	1,467	7
Discover Financial Services	95,905	917
E*Trade Financial Corp. (a)	130,515	188
Equity Residential	55,457	1,350
Federated Investors, Inc. Class B	18,970	475
Fifth Third Bancorp	122,016	842
First Horizon National Corp.	41,346	502
Franklin Resources, Inc.	29,680	1,984
Genworth Financial, Inc. Class A	79,351	470
Goldman Sachs Group, Inc.	101,034	14,606
Hartford Financial Services Group, Inc.	67,797	972
HCP, Inc.	56,500	1,312
Health Care REIT, Inc.	21,400	733
Hudson City Bancorp, Inc.	103,492	1,328
Huntington Bancshares, Inc.	91,556	359
IntercontinentalExchange, Inc. (a)	14,980	1,615
Invesco Ltd.	84,800	1,327
J.P. Morgan Chase & Co.	753,115	27,790
Janus Capital Group, Inc.	36,007	365
KeyCorp	93,575	468
Kimco Realty Corp.	64,969	759
Legg Mason, Inc.	26,342	508
Leucadia National Corp. (a)	35,436	740
Lincoln National Corp.	54,092	1,025
Loews Corp.	72,831	1,970
M & T Bank Corp.	15,937	802

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2009 (Unaudited)

	Shares	Market Value (000)
Marsh & McLennan Cos., Inc.	103,653	$1,961
Marshall & Ilsley Corp.	57,793	380
Mastercard, Inc. Class A	14,500	2,557
MBIA, Inc. (a)	31,984	206
MetLife, Inc.	163,296	5,144
Moody's Corp.	38,966	1,067
Morgan Stanley	244,630	7,417
NASDAQ OMX Group, Inc. (a)	28,600	604
Northern Trust Corp.	48,506	2,796
NYSE Euronext	52,300	1,569
Paychex, Inc.	64,838	1,775
People's United Financial Inc.	68,100	1,076
PNC Financial Services Group, Inc.	86,617	3,945
Principal Financial Group, Inc.	64,591	1,434
Progressive Corp. (a)	133,501	2,153
ProLogis	87,391	742
Prudential Financial, Inc.	84,339	3,366
Public Storage, Inc.	25,387	1,691
Regions Financial Corp.	227,189	952
Simon Property Group, Inc.	54,324	2,905
SLM Corp. (a)	91,354	604
State Street Corp. (b)	97,625	4,535
SunTrust Banks, Inc.	72,618	956
T. Rowe Price Group, Inc.	50,875	2,064
Torchmark Corp.	15,621	627
Total System Services, Inc.	37,775	516
Travelers Cos, Inc.	117,304	4,770
U.S. Bancorp	377,552	7,249
Unum Group	67,029	1,147
Ventas, Inc.	32,100	975
Vornado Realty Trust	31,805	1,484
Wells Fargo Co.	919,849	23,456
Western Union Co.	140,085	2,470
XL Capital, Ltd. Class A	65,468	663
Zions Bancorp	21,753	298
		223,336
Health Care - 13.2%
Abbott Laboratories	310,906	14,009
Aetna, Inc.	89,650	2,401
Allergan, Inc.	62,092	2,740
AmerisourceBergen Corp.	29,893	1,109
Amgen, Inc. (a)	207,836	10,379
Baxter International, Inc.	122,361	6,264
Becton, Dickinson & Co.	47,997	3,248
Biogen Idec, Inc. (a)	58,731	3,042
Boston Scientific Corp. (a)	303,534	2,853
Bristol-Myers Squibb Co.	399,138	7,951
C.R. Bard, Inc.	19,697	1,408
Cardinal Health, Inc.	72,357	2,587
Celgene Corp. (a)	92,518	3,908
Cephalon, Inc. (a)	15,600	910
CIGNA Corp.	53,596	1,188
Coventry Health Care, Inc. (a)	27,603	498
Covidien Ltd.	100,904	3,604
DaVita, Inc. (a)	20,300	916

	Shares	Market Value (000)
Dentsply International Inc.	30,300	$887
Eli Lilly & Co.	201,475	6,965
Express Scripts, Inc. (a)	49,699	3,183
Forest Laboratories, Inc. (a)	62,402	1,478
Genzyme Corp. (a)	54,392	3,217
Gilead Sciences, Inc. (a)	183,699	7,917
Hospira, Inc. (a)	31,703	1,094
Humana, Inc. (a)	35,107	1,100
Intuitive Surgical, Inc. (a)	8,100	1,212
Johnson & Johnson	554,149	30,567
King Pharmaceuticals, Inc. (a)	48,592	460
Laboratory Corp. of America Holdings (a)	22,222	1,355
Life Technologies Corp. (a)	33,687	1,306
McKesson Corp.	55,655	2,290
Medco Health Solutions, Inc. (a)	98,668	4,528
Medtronic, Inc.	222,778	7,652
Merck & Co., Inc.	423,519	11,681
Millipore Corp. (a)	11,135	700
Mylan Inc. (a)	60,109	794
Patterson Cos., Inc. (a)	18,294	377
Pfizer, Inc.	1,355,371	20,588
Quest Diagnostics, Inc.	31,800	1,661
Schering-Plough Corp.	323,955	7,905
St. Jude Medical, Inc. (a)	68,626	2,678
Stryker Corp.	48,789	1,875
Tenet Healthcare Corp. (a)	97,770	355
UnitedHealth Group, Inc.	242,396	6,448
Varian Medical Systems, Inc. (a)	25,560	914
Watson Pharmaceuticals, Inc. (a)	20,646	625
Wellpoint, Inc. (a)	100,638	4,687
Wyeth	267,287	11,990
Zimmer Holdings, Inc. (a)	43,552	1,940
		219,444
Industrials - 10.1%
3M Co.	139,872	7,987
Amphenol Corp. Class A	34,300	1,145
Avery Dennison Corp.	21,588	595
Boeing Co.	144,888	6,498
Burlington Northern Santa Fe Corp.	55,682	4,034
Caterpillar, Inc.	120,279	4,265
CH Robinson Worldwide, Inc.	33,761	1,716
Cintas Corp.	25,088	584
Cooper Industries, Ltd. Class A	32,034	1,051
CSX Corp.	78,538	2,494
Cummins, Inc.	40,358	1,309
Danaher Corp.	51,086	3,083
Deere & Co.	85,137	3,701
Dover Corp.	36,795	1,157
Eaton Corp.	31,995	1,392
Emerson Electric Co.	150,748	4,838
Equifax, Inc.	23,683	645
Expeditors International Washington, Inc.	43,020	1,411
Fastenal Co.	25,500	847
FedEx Corp.	63,000	3,492
Flir Systems, Inc. (a)	28,900	649

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2009 (Unaudited)

	Shares	Market Value (000)
Flowserve Corp.	11,800	$868
Fluor Corp.	35,360	1,661
General Dynamics Corp.	77,261	4,396
General Electric Co. (e)	2,116,333	28,528
Goodrich Co.	24,445	1,187
Honeywell International, Inc.	146,881	4,871
Illinois Tool Works, Inc.	78,071	2,521
Ingersoll-Rand Co. Class A	63,557	1,286
Iron Mountain, Inc. (a)	37,500	1,022
ITT Industries, Inc.	35,192	1,449
Jacobs Engineering Group, Inc. (a)	25,500	1,094
L-3 Communications Holdings, Inc.	23,303	1,713
Leggett & Platt, Inc.	34,298	504
Lockheed Martin Corp.	66,252	5,541
Manitowoc Co., Inc.	24,000	156
Masco Corp.	67,523	700
Monster Worldwide, Inc. (a)	22,609	264
Norfolk Southern Corp.	73,455	2,733
Northrop Grumman Corp.	64,811	3,086
PACCAR, Inc.	73,874	2,205
Pall Corp.	22,209	570
Parker-Hannifin Corp.	31,803	1,344
Pitney Bowes, Inc.	40,027	916
Precision Castparts Corp.	28,507	2,354
R.R. Donnelley & Sons Co.	38,309	516
Raytheon Co.	79,082	3,531
Republic Services, Inc.	66,303	1,511
Robert Half International, Inc.	30,640	655
Rockwell Automation, Inc.	27,505	844
Rockwell Collins, Inc.	32,831	1,393
Ryder Systems, Inc.	9,821	277
Southwest Airlines Co.	147,786	996
Stericycle, Inc. (a)	17,100	855
Textron, Inc.	56,939	655
Thermo Fisher Scientific, Inc. (a)	83,724	3,258
Union Pacific Corp.	100,468	4,950
United Parcel Service, Inc. Class B	200,046	10,230
United Technologies Corp.	189,778	9,984
W.W. Grainger, Inc.	12,169	959
Waste Management, Inc.	98,639	2,721
		167,197
Information Technology - 16.7%
Adobe Systems, Inc. (a)	106,857	3,011
Advanced Micro Devices, Inc. (a)	114,986	522
Affiliated Computer Services, Inc. Class A (a)	18,737	842
Agilent Technologies, Inc. (a)	68,068	1,241
Akamai Technologies, Inc. (a)	34,224	762
Altera Corp.	58,354	993
Analog Devices, Inc.	58,969	1,439
Apple Inc. (a)	178,884	24,294
Applied Materials, Inc.	266,307	2,999
Autodesk, Inc. (a)	46,376	995
Automatic Data Processing, Inc.	101,017	3,840
BMC Software, Inc. (a)	35,621	1,215
Broadcom Corp. Class A (a)	83,259	2,121
CA, Inc.	78,299	1,366
CIENA Corp. (a)	14,529	160

	Shares	Market Value (000)
Cisco Systems, Inc. (a)	1,172,819	$21,697
Citrix Systems, Inc. (a)	36,867	1,158
Cognizant Technology Solutions Corp. Class A (a)	58,584	1,476
Computer Sciences Corp. (a)	30,344	1,288
Compuware Corp. (a)	51,350	392
Convergys Corp. (a)	20,035	185
Corning, Inc.	310,476	4,564
Dell, Inc. (a)	349,450	4,047
Dun & Bradstreet Corp.	11,000	900
Electronic Arts, Inc. (a)	62,700	1,441
EMC Corp. (a)	403,484	4,741
Fidelity National Information Services, Inc.	36,777	708
Fiserv, Inc. (a)	32,352	1,370
Google, Inc. Class A (a)	48,190	20,106
Harris Corp.	26,400	821
Hewlett-Packard Co.	481,816	16,550
IMS Health, Inc.	34,832	419
Intel Corp.	1,118,156	17,577
International Business Machines Corp.	268,842	28,573
Intuit, Inc. (a)	65,563	1,785
Jabil Circuit, Inc.	39,951	313
Juniper Networks, Inc. (a)	106,193	2,626
KLA-Tencor Corp.	34,105	921
Lexmark International Group, Inc. Class A (a)	15,842	259
Linear Technology Corp.	43,763	1,025
LSI Corp. (a)	136,962	612
McAfee, Inc. (a)	31,200	1,224
MEMC Electronic Materials, Inc. (a)	45,478	877
Microchip Technology, Inc.	37,089	800
Micron Technology, Inc. (a)	170,662	864
Microsoft Corp. (e)	1,531,935	32,002
Molex, Inc.	24,805	379
Motorola, Inc.	457,865	2,775
National Semiconductor Corp.	39,396	547
NetApp, Inc. (a)	66,557	1,298
Novell, Inc. (a)	68,720	286
Novellus Systems, Inc. (a)	20,030	359
NVIDIA Corp. (a)	108,256	1,129
Oracle Corp.	769,162	15,068
PerkinElmer, Inc.	21,118	344
QLogic Corp. (a)	24,322	332
QUALCOMM, Inc.	330,811	14,420
Salesforce.com, Inc. (a)	21,200	805
SanDisk Corp. (a)	46,167	723
Sun Microsystems, Inc. (a)	153,941	1,385
Symantec Corp. (a)	165,863	2,586
Tellabs, Inc. (a)	73,830	410
Teradata Corp. (a)	33,520	724
Teradyne, Inc. (a)	27,649	198
Texas Instruments, Inc.	254,999	4,947
Tyco Electronics Ltd.	93,104	1,617
VeriSign, Inc. (a)	37,521	878
Waters Corp. (a)	18,665	809
Xerox Corp.	180,034	1,224
Xilinx, Inc.	53,002	1,099
Yahoo!, Inc. (a)	281,919	4,466
		275,929

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2009 (Unaudited)

	Shares	Market Value (000)
Materials - 3.4%
Air Products & Chemicals, Inc.	41,509	$2,689
AK Steel Holding Corp.	20,000	286
Alcoa, Inc.	191,749	1,768
Allegheny Technologies, Inc.	20,328	720
Ball Corp.	19,662	782
Bemis Co., Inc.	21,162	531
CF Industries Holdings, Inc.	9,750	757
Domtar Corp. (a)(c)	11	—
Dow Chemical Co.	213,828	3,780
E.I. Du Pont de Nemours & Co.	180,212	5,131
Eastman Chemical Co.	14,204	589
Ecolab, Inc.	32,966	1,231
Freeport-McMoRan Copper & Gold, Inc. Class B	82,352	4,482
International Flavors & Fragrances, Inc.	14,331	457
International Paper Co.	82,811	1,190
MeadWestvaco Corp.	32,320	516
Monsanto Co.	110,155	9,049
Newmont Mining Corp.	97,806	4,780
Nucor Corp.	62,354	2,738
Owens-Illinois, Inc. (a)	35,200	1,008
Pactiv Corp. (a)	28,515	639
Plum Creek Timber Co., Inc.	33,011	1,144
PPG Industries, Inc.	31,871	1,417
Praxair, Inc.	61,911	4,532
Sealed Air Corp.	34,492	690
Sherwin-Williams Co.	20,096	1,061
Sigma-Aldrich Corp.	23,934	1,160
Titanium Metals Corp.	16,600	154
United States Steel Corp.	29,478	1,005
Vulcan Materials Co.	22,861	1,012
Weyerhaeuser Co.	41,537	1,395
		56,693
Telecommunication Services - 3.4%
American Tower Corp. Class A (a)	79,700	2,540
AT&T, Inc.	1,180,850	29,273
CenturyTel, Inc.	19,441	600
Embarq Corp.	27,397	1,151
Fairpoint Communications, Inc. (c)	8	—
Frontier Communications Corp.	60,384	440
Harris Stratex Networks, Inc. Class A (a)	6,558	31
JDS Uniphase Corp. (a)	42,723	230
Qwest Communications International, Inc.	283,890	1,238
Sprint Nextel Corp. (a)	575,465	2,964
Verizon Communications, Inc.	571,066	16,709
Windstream Corp.	90,013	757
		55,933
Utilities - 3.6%
AES Corp. (a)	128,395	1,283
Allegheny Energy, Inc.	33,059	826
Ameren Corp.	41,060	955
American Electric Power Co., Inc.	92,652	2,440
CenterPoint Energy, Inc.	65,611	664

	Shares	Market Value (000)
CMS Energy Corp.	45,756	$519
Consolidated Edison, Inc.	55,052	1,952
Constellation Energy Group, Inc.	38,914	1,062
Dominion Resources, Inc.	118,162	3,756
DTE Energy Co.	33,384	1,010
Duke Energy Corp.	256,320	3,627
Dynegy, Inc. Class A (a)	82,690	166
Edison International	65,719	1,922
Entergy Corp.	37,498	2,798
Exelon Corp.	131,221	6,300
FirstEnergy Corp.	60,607	2,290
FPL Group, Inc.	81,721	4,620
Integrys Energy Group, Inc.	14,716	399
Nicor, Inc.	9,400	296
NiSource, Inc.	58,782	628
Northeast Utilities	32,900	684
Pepco Holdings, Inc.	41,700	541
PG&E Corp.	72,326	2,655
Pinnacle West Capital Corp.	20,160	557
PPL Corp.	75,475	2,451
Progress Energy, Inc.	56,081	1,991
Public Service Enterprise Group, Inc.	102,624	3,271
SCANA Corp.	25,100	754
Sempra Energy	49,786	2,274
Southern Co.	155,243	4,410
TECO Energy, Inc.	42,151	473
Wisconsin Energy Corp.	22,800	900
Xcel Energy, Inc.	91,751	1,574
		60,048
Total Common Stocks (Cost $1,502,606,440)		1,610,885
	Par Amount (000)
U.S. Government Security - 0.3%
United States Treasury Bill (d)(e) 0.2% due 06/11/09	$4,815	4,815
Total U.S. Government Security (Cost $4,814,747)		4,815
	Shares (000)
Money Market Funds - 2.1%
AIM Short Term Investment Prime Portfolio	33,956	$33,956
Federated Money Market Obligations Trust	574	574
Total Money Market Funds (Cost $34,530,777)		34,530
Total Investments† - 99.7% (identified cost $1,541,951,964 (f))		1,650,230
Other Assets in Excess of Liabilities - 0.3%		4,835
Net Assets - 100.0%		$1,655,065

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2009 (Unaudited)

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e)  All or part of this security has been designated as collateral for futures contracts.

(f)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009 was $386,997,552 and $278,719,843, respectively, resulting in net unrealized appreciation of investments of $108,277,709.

†  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Unrealized Depreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2009	981	$(3,488)
Total unrealized depreciation on open futures contracts purchased		$(3,488)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,645,414,926	$(3,487,981)
Level 2 - Other Significant Observable Inputs	4,814,747	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,650,229,673	$(3,487,981)

*  Other financial instruments include futures contracts.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4,"Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161 "). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

11

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2009 (Unaudited)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at May 31, 2009 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/08	Shares purchased for the 5 months ended5/31/09	Shares sold for the 5 months ended 5/31/09	Number of shares held at 5/31/09	Value at 5/31/09 (000)	Income Earned for the 5 months ended 5/31/09 (000)	Realized Gain on shares sold (000)
State Street Corp.	81,725	15,900	-	97,625	$4,535	$20	-

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

12

IQR-05/09

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Tuckerman Active REIT Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Core Edge Equity Fund

Quarterly Report

May 31, 2009

SSgA Funds
Equity Funds

Quarterly Report

May 31, 2009 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.0%
Consumer Discretionary - 9.0%
Advance Auto Parts, Inc.	192	8
Amazon.com, Inc. (Æ)(Ñ)	1,300	101
Apollo Group, Inc. Class A (Æ)	1,600	95
Barnes & Noble, Inc. (Ñ)	3,800	94
Best Buy Co., Inc. (Ñ)	8,464	297
Brink's Home Security Holdings, Inc. (Æ)(Ñ)	400	11
Cablevision Systems Corp. Class A	610	12
Career Education Corp. (Æ)	600	12
Centex Corp. (Ñ)	2,300	19
Coach, Inc.	1,168	31
Comcast Corp. Class A	55,402	763
Darden Restaurants, Inc. (Ñ)	2,893	105
DIRECTV Group, Inc. (The) (Æ)(Ñ)	10,773	242
DISH Network Corp. Class A (Æ)	2,081	34
D.R. Horton, Inc. (Ñ)	7,600	70
Family Dollar Stores, Inc. (Ñ)	5,669	172
Federal Mogul Corp. (Æ)	8,800	88
Ford Motor Co. (Æ)	39,436	227
GameStop Corp. Class A (Æ)	3,200	80
Gap, Inc. (The)	15,197	271
Genuine Parts Co.	2,800	94
H&R Block, Inc.	6,200	90
Hasbro, Inc.	1,700	43
Home Depot, Inc. (Ñ)	18,852	437
HSN, Inc. (Æ)	1,029	12
Interpublic Group of Cos., Inc. (Æ)	15,900	83
Interval Leisure Group, Inc. (Æ)	892	8
Jarden Corp. (Æ)	6,100	108
JC Penney Co., Inc. (Ñ)	2,900	76
Johnson Controls, Inc. (Ñ)	4,900	98
KB Home (Ñ)	614	9
Limited Brands, Inc.	1,604	20
Liz Claiborne, Inc.	1,800	8
Lowe's Cos., Inc.	10,965	208
Macy's, Inc.	4,100	48
McDonald's Corp.	13,658	806
McGraw-Hill Cos., Inc. (The)	11,735	353
Newell Rubbermaid, Inc.	1,400	16
NVR, Inc. (Æ)	173	86
Office Depot, Inc. (Æ)	33,300	155
OfficeMax, Inc.	1,400	12
Polo Ralph Lauren Corp. Class A (Ñ)	3,024	163
Pulte Homes, Inc. (Ñ)	15,900	140
RadioShack Corp.	26,162	352
Regal Entertainment Group Class A	1,200	15
Sherwin-Williams Co. (The) (Ñ)	300	16
Ticketmaster Entertainment, Inc. (Æ)	892	7
Time Warner Cable, Inc.	11,031	340

	Principal Amount ($) or Shares	Market Value $
Time Warner, Inc.	8,143	191
TJX Cos., Inc.	16,640	491
TRW Automotive Holdings Corp. (Æ)	1,200	11
Viacom, Inc. Class B (Æ)	16,640	369
Virgin Media, Inc.	11,900	103
Walt Disney Co. (The)	4,600	111
Yum! Brands, Inc.	17,313	599
		8,410
Consumer Staples - 12.1%
Altria Group, Inc.	46,842	800
Archer-Daniels-Midland Co.	18,852	519
Brown-Forman Corp. Series Class B (Ñ)	1,200	53
Coca-Cola Co. (The)	17,313	851
Coca-Cola Enterprises, Inc.	20,391	340
Colgate-Palmolive Co.	10,773	710
CVS Caremark Corp.	22,411	668
Dean Foods Co. (Æ)	4,600	86
Herbalife, Ltd.	400	12
HJ Heinz Co.	9,715	355
Kellogg Co.	2,200	95
Kimberly-Clark Corp.	12,006	623
Kraft Foods, Inc. Class A	7,599	198
Kroger Co. (The)	21,738	496
Pepsi Bottling Group, Inc.	3,000	99
PepsiCo, Inc.	24,046	1,252
Philip Morris International, Inc.	20,776	886
Procter & Gamble Co. (The)	27,220	1,414
Safeway, Inc.	2,000	40
Sara Lee Corp.	1,100	10
Sysco Corp.	8,497	204
Wal-Mart Stores, Inc.	33,280	1,655
Walgreen Co.	800	24
		11,390
Energy - 12.8%
Alpha Natural Resources, Inc. (Æ)	700	19
Anadarko Petroleum Corp.	3,270	156
Apache Corp.	9,010	759
Chesapeake Energy Corp.	6,000	136
Chevron Corp.	24,431	1,629
ConocoPhillips	23,950	1,098
Dresser-Rand Group, Inc. (Æ)	1,900	53
El Paso Corp.	20,776	203
ENSCO International, Inc.	371	15
EOG Resources, Inc.	1,400	103
Exxon Mobil Corp.	53,767	3,729
Foundation Coal Holdings, Inc.	5,290	155
Halliburton Co.	16,448	377
Hess Corp.	800	53
Marathon Oil Corp.	3,069	98

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Murphy Oil Corp.	3,559	210
Nabors Industries, Ltd. (Æ)(Ñ)	5,600	100
National Oilwell Varco, Inc. (Æ)	4,270	165
Occidental Petroleum Corp.	16,063	1,078
Oil States International, Inc. (Æ)	5,675	148
Schlumberger, Ltd.	6,252	358
SEACOR Holdings, Inc. (Æ)(Ñ)	1,478	113
Southern Union Co.	700	12
Sunoco, Inc. (Ñ)	3,100	94
Teekay Corp. (Ñ)	6,500	104
Tesoro Corp. (Ñ)	600	10
Tidewater, Inc.	500	24
Valero Energy Corp.	8,080	181
Whiting Petroleum Corp. (Æ)(Ñ)	5,002	234
Williams Cos., Inc. (The)	28,759	483
XTO Energy, Inc.	3,391	145
		12,042
Financials - 12.2%
Affiliated Managers Group, Inc. (Æ)(Ñ)	200	11
Aflac, Inc.	3,500	124
Allied World Assurance Co. Holdings, Ltd.	1,400	53
Allstate Corp. (The) (Ñ)	4,000	103
American Express Co. (Ñ)	6,637	165
American Financial Group, Inc.	500	11
Ameriprise Financial, Inc.	7,983	241
Annaly Capital Management, Inc. (ö)	10,677	149
AON Corp.	2,500	90
Apartment Investment & Management Co. Class A (ö)(Ñ)	11,485	109
Arch Capital Group, Ltd. (Æ)	2,886	164
Arthur J Gallagher & Co.	1,500	31
Bancorpsouth, Inc. (Ñ)	7,214	160
Bank of America Corp.	69,445	783
Bank of New York Mellon Corp. (The)	14,139	393
BB&T Corp. (Ñ)	3,772	85
Brandywine Realty Trust (ö)	9,200	69
Charles Schwab Corp. (The)	13,543	238
Chubb Corp.	6,060	240
Citigroup, Inc. (Ñ)	51,844	193
Developers Diversified Realty Corp. (ö)	2,500	12
Digital Realty Trust, Inc. (ö)(Ñ)	3,597	129
Douglas Emmett, Inc. (ö)(Ñ)	9,100	85
Duke Realty Corp. (ö)(Ñ)	1,100	10
Endurance Specialty Holdings, Ltd. (Ñ)	3,900	107
Fidelity National Financial, Inc. Class A	5,700	79
First American Corp.	3,700	84
Franklin Resources, Inc.	4,521	302
GLG Partners, Inc. (Ñ)	25,900	95
Goldman Sachs Group, Inc. (The)	5,217	754
HCC Insurance Holdings, Inc.	3,800	94

	Principal Amount ($) or Shares	Market Value $
HCP, Inc. (ö)(Ñ)	6,400	149
HRPT Properties Trust (ö)	25,200	120
Hudson City Bancorp, Inc.	17,698	227
IntercontinentalExchange, Inc. (Æ)	1,200	129
Invesco, Ltd.	3,800	60
JPMorgan Chase & Co.	48,381	1,785
Lincoln National Corp.	2,700	51
Loews Corp.	3,300	89
MetLife, Inc.	3,500	110
MF Global, Ltd. (Æ)(Ñ)	14,300	87
Morgan Stanley	5,771	175
NASDAQ OMX Group, Inc. (The) (Æ)	4,022	85
Northern Trust Corp.	2,753	159
PartnerRe, Ltd. - ADR	619	40
PNC Financial Services Group, Inc.	2,266	103
Principal Financial Group, Inc.	8,080	179
Prudential Financial, Inc.	6,141	245
SL Green Realty Corp. (ö)(Ñ)	600	14
SLM Corp. (Æ)(Ñ)	14,100	93
StanCorp Financial Group, Inc.	700	22
TD Ameritrade Holding Corp. (Æ)(Ñ)	8,272	141
Travelers Cos., Inc. (The)	8,272	336
Unum Group	13,947	239
US Bancorp	10,677	205
Wells Fargo & Co.	56,460	1,440
		11,446
Health Care - 13.2%
Abbott Laboratories	11,446	516
Aetna, Inc.	6,456	173
Amgen, Inc. (Æ)	18,371	917
Baxter International, Inc.	9,330	478
Becton Dickinson and Co.	7,502	508
Biogen Idec, Inc. (Æ)	2,054	106
Boston Scientific Corp. (Æ)	52,709	495
Bristol-Myers Squibb Co.	23,661	471
Cigna Corp.	597	13
Coventry Health Care, Inc. (Æ)	11,157	201
Covidien, Ltd.	16,448	588
Eli Lilly & Co.	19,141	662
Express Scripts, Inc. Class A (Æ)	6,060	388
Forest Laboratories, Inc. (Æ)	7,502	178
Gilead Sciences, Inc. (Æ)(Ñ)	5,290	228
Hill-Rom Holdings, Inc. (Ñ)	2,200	36
Hospira, Inc. (Æ)	3,400	117
Johnson & Johnson	24,335	1,342
Kinetic Concepts, Inc. (Æ)(Ñ)	3,931	102
King Pharmaceuticals, Inc. (Æ)	14,300	135
Life Technologies Corp. (Æ)	300	12
McKesson Corp.	3,751	154
Medtronic, Inc.	6,473	222

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Merck & Co., Inc.	23,661	653
Mylan, Inc. (Æ)(Ñ)	7,000	93
Pfizer, Inc. (Ñ)	105,996	1,610
Quest Diagnostics, Inc.	100	5
Schering-Plough Corp.	15,101	368
Sepracor, Inc. (Æ)	6,100	96
Tenet Healthcare Corp. (Æ)	4,500	16
UnitedHealth Group, Inc.	21,353	568
WellPoint, Inc. (Æ)	7,406	345
Wyeth	12,696	570
		12,366
Industrials - 8.7%
3M Co.	600	34
Avis Budget Group, Inc. (Æ)	9,700	47
Brink's Co. (The)	7,983	212
Burlington Northern Santa Fe Corp.	1,300	94
Cooper Industries, Ltd. Class A	2,782	91
Corrections Corp. of America (Æ)	16,448	252
CSX Corp.	17,602	559
Cummins, Inc.	2,800	91
Equifax, Inc.	3,300	90
FedEx Corp.	5,819	323
Flowserve Corp.	1,792	132
Gardner Denver, Inc. (Æ)	5,100	145
General Cable Corp. (Æ)	300	11
General Dynamics Corp.	3,270	186
General Electric Co.	116,480	1,570
Harsco Corp.	4,332	126
Honeywell International, Inc.	3,000	99
John Bean Technologies Corp.	10,300	155
L-3 Communications Holdings, Inc.	300	22
Lockheed Martin Corp.	9,035	756
Masco Corp.	5,500	57
Norfolk Southern Corp.	2,403	89
Northrop Grumman Corp.	12,215	582
Pall Corp.	3,500	90
Raytheon Co.	11,638	520
Terex Corp. (Æ)	5,900	79
Timken Co.	5,300	90
Union Pacific Corp.	4,317	213
United Parcel Service, Inc. Class B	4,369	223
United Technologies Corp.	13,081	688
Waste Management, Inc.	18,083	499
WESCO International, Inc. (Æ)	1,700	45
		8,170
Information Technology - 18.5%
Accenture, Ltd. Class A	13,370	400
Activision Blizzard, Inc. (Æ)	26,547	321

	Principal Amount ($) or Shares	Market Value $
Agilent Technologies, Inc. (Æ)	2,100	38
Alliance Data Systems Corp. (Æ)(Ñ)	1,998	81
Apple, Inc. (Æ)	7,214	980
Avnet, Inc. (Æ)	4,200	97
AVX Corp.	9,500	88
BMC Software, Inc. (Æ)	7,599	259
CA, Inc.	12,408	217
Cisco Systems, Inc. (Æ)	81,853	1,514
Computer Sciences Corp. (Æ)	8,176	347
Convergys Corp. (Æ)	11,900	110
Corning, Inc. 2008 (Ñ)	23,661	348
Cypress Semiconductor Corp. (Æ)	14,600	126
eBay, Inc. (Æ)	20,199	356
EMC Corp. (Æ)	15,967	188
Fairchild Semiconductor International, Inc. Class A (Æ)	1,800	13
Google, Inc. Class A (Æ)	1,755	732
Harris Corp.	5,254	163
Harris Stratex Networks, Inc. Class A (Æ)	1,356	7
Hewlett-Packard Co.	37,993	1,305
IAC/InterActiveCorp (Æ)	19,525	316
Ingram Micro, Inc. Class A (Æ)	19,237	318
Intel Corp.	87,720	1,379
International Business Machines Corp.	12,215	1,298
Jabil Circuit, Inc.	4,400	34
JDS Uniphase Corp. (Æ)	18,400	99
Lender Processing Services, Inc.	3,500	102
LSI Corp. (Æ)	10,200	46
Mastercard, Inc. Class A (Ñ)	200	35
Metavante Technologies, Inc. (Æ)	874	22
Micron Technology, Inc. (Æ)(Ñ)	45,111	228
Microsoft Corp.	91,856	1,919
Motorola, Inc. (Ñ)	18,600	113
Oracle Corp.	41,167	806
QLogic Corp. (Æ)	7,645	104
QUALCOMM, Inc.	12,215	532
SAIC, Inc. (Æ)	5,650	99
Sun Microsystems, Inc. (Æ)	8,800	79
Symantec Corp. (Æ)	27,797	433
Synopsys, Inc. (Æ)	6,800	133
Tellabs, Inc. (Æ)	31,260	174
Teradata Corp. (Æ)	1,810	39
Texas Instruments, Inc.	29,336	569
Visa, Inc.	700	47
Vishay Intertechnology, Inc. (Æ)	35,685	197
Western Digital Corp. (Æ)	4,189	104
Western Union Co. (The)	16,585	292
Yahoo!, Inc. (Æ)	12,985	206
		17,413

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 3.9%
Air Products & Chemicals, Inc.	700	45
Ashland, Inc.	400	11
Ball Corp.	3,200	127
Celanese Corp. Class A	8,368	172
CF Industries Holdings, Inc.	4,163	323
Crown Holdings, Inc. (Æ)	13,947	328
Dow Chemical Co. (The)	12,889	228
Eastman Chemical Co.	3,400	141
EI Du Pont de Nemours & Co.	15,582	444
FMC Corp.	567	31
Freeport-McMoRan Copper & Gold, Inc. Class B	2,798	152
International Paper Co.	487	7
Lubrizol Corp.	300	13
MeadWestvaco Corp.	5,600	89
Monsanto Co.	1,801	148
Mosaic Co. (The)	2,597	142
Nalco Holding Co.	7,200	125
Owens-Illinois, Inc. (Æ)	3,500	100
Pactiv Corp. (Æ)	13,851	310
Praxair, Inc.	1,500	110
Scotts Miracle-Gro Co. (Ñ)	600	21
Sealed Air Corp.	17,890	358
Sonoco Products Co.	5,938	145
Terra Industries, Inc. (Ñ)	3,350	93
		3,663
Telecommunication Services - 3.8%
AT&T, Inc.	73,293	1,817
Qwest Communications International, Inc. (Ñ)	19,300	84
Sprint Nextel Corp. (Æ)(Ñ)	52,805	272
Telephone & Data Systems, Inc.	394	12
Verizon Communications, Inc.	44,437	1,300
Windstream Corp. Class W	10,700	90
		3,575
Utilities - 3.8%
American Electric Power Co., Inc.	10,062	265
American Water Works Co., Inc. (Ñ)	5,100	88
CMS Energy Corp. (Ñ)	34,146	387
Dominion Resources, Inc.	15,774	501
DPL, Inc. (Ñ)	8,080	176
Duke Energy Corp.	37,801	535
Dynegy, Inc. Class A (Æ)	7,500	15
Exelon Corp.	1,000	48

	Principal Amount ($) or Shares	Market Value $
FirstEnergy Corp.	7,502	284
MDU Resources Group, Inc.	9,259	171
Nicor, Inc. (Ñ)	2,800	88
NV Energy, Inc.	1,759	18
PG&E Corp.	3,700	136
Progress Energy, Inc. Series	4,456	158
Public Service Enterprise Group, Inc.	14,043	448
Sempra Energy	6,156	281
		3,599
Total Common Stocks (cost $88,289)		92,074
Short-Term Investments - 0.3%
AIM Short Term Investment Treasury Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	1,030	1
United States Treasury Bills (ç)(ÿ)(§) 0.150% due 07/02/09	300	300
Total Short-Term Investments (cost $301)		301
Other Securities - 8.2%
State Street Navigator Securities Prime Lending Portfolio (d)	7,665,025	7,665
Total Other Securities (cost $7,665)		7,665
Total Investments - 106.5% (identified cost $96,255)		100,040
Other Assets and Liabilities, Net - (6.5%)		(6,089)
Net Assets - 100.0%		93,951

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Mini Index (CME)	35	USD	1,607	06/09	75
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					75

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Small Cap Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.1%
Consumer Discretionary - 16.6%
Asbury Automotive Group, Inc.	2,791	27
Big Lots, Inc. (Æ)(Ñ)	4,055	93
California Pizza Kitchen, Inc. (Æ)(Ñ)	5,339	74
Carter's, Inc. (Æ)	1,400	33
Cato Corp. (The) Class A (Ñ)	1,300	25
CEC Entertainment, Inc. (Æ)	3,778	121
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	2,200	38
CKE Restaurants, Inc. (Ñ)	1,900	16
Core-Mark Holding Co., Inc. (Æ)(Ñ)	700	18
Cracker Barrel Old Country Store, Inc. (Ñ)	1,050	33
Crocs, Inc. (Æ)	7,700	22
Exide Technologies (Æ)(Ñ)	13,500	83
Genesco, Inc. (Æ)(Ñ)	5,484	141
Group 1 Automotive, Inc.	1,900	41
Haverty Furniture Cos., Inc. (Æ)(Ñ)	2,158	23
hhgregg, Inc. (Æ)(Ñ)	2,270	38
Hot Topic, Inc. (Æ)(Ñ)	9,491	68
Internet Brands, Inc. (Æ)	900	6
Isle of Capri Casinos, Inc. (Æ)(Ñ)	1,889	25
Jo-Ann Stores, Inc. (Æ)(Ñ)	5,887	127
Lincoln Educational Services Corp. (Æ)(Ñ)	978	18
M/I Homes, Inc. (Ñ)	3,830	44
NutriSystem, Inc.	5,164	71
Panera Bread Co. Class A (Æ)(Ñ)	883	47
Papa John's International, Inc. (Æ)	700	19
PF Chang's China Bistro, Inc. (Æ)	2,300	73
Pre-Paid Legal Services, Inc. (Æ)	1,080	46
Retail Ventures, Inc. (Æ)(Ñ)	6,200	16
Shuffle Master, Inc. (Æ)(Ñ)	8,403	37
Shutterfly, Inc. (Æ)(Ñ)	2,981	43
Smith & Wesson Holding Corp. (Æ)(Ñ)	4,300	23
Spartan Motors, Inc. (Ñ)	1,800	17
Stage Stores, Inc. (Ñ)	3,300	40
Stein Mart, Inc. (Æ)	1,800	12
Stoneridge, Inc. (Æ)(Ñ)	10,302	33
Tempur-Pedic International, Inc. (Ñ)	8,552	94
Timberland Co. Class A (Æ)	1,500	22
Warner Music Group Corp. (Æ)(Ñ)	21,294	145
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	7,600	24
		1,876
Consumer Staples - 3.8%
American Dairy, Inc. (Æ)	800	29
Cal-Maine Foods, Inc.	2,331	57
Calavo Growers, Inc.	700	11
Central Garden and Pet Co. (Æ)	9,770	96
Coca-Cola Bottling Co. Consolidated	700	34
J&J Snack Foods Corp.	500	19
Lancaster Colony Corp. (Ñ)	1,157	53

	Principal Amount ($) or Shares	Market Value $
National Beverage Corp. (Æ)(Ñ)	500	6
Pantry, Inc. (The) (Æ)	5,340	106
TreeHouse Foods, Inc. (Æ)(Ñ)	800	22
		433
Energy - 3.2%
Clayton Williams Energy, Inc. (Æ)	2,599	64
Knightsbridge Tankers, Ltd. (Ñ)	2,110	32
Vaalco Energy, Inc. (Æ)	16,944	77
Western Refining, Inc. (Æ)(Ñ)	3,800	54
World Fuel Services Corp. (Ñ)	3,157	134
		361
Financials - 19.1%
1st Source Corp.	600	11
Advance America Cash Advance Centers, Inc. (Ñ)	5,300	24
Allied World Assurance Co. Holdings, Ltd. (Ñ)	2,312	87
Amerisafe, Inc. (Æ)	5,655	91
Arrow Financial Corp. (Ñ)	400	10
Ashford Hospitality Trust, Inc. (ö)	3,800	15
Bank of the Ozarks, Inc. (Ñ)	2,388	60
Berkshire Hills Bancorp, Inc. (Ñ)	2,310	50
Calamos Asset Management, Inc. Class A (Ñ)	3,885	48
Cardinal Financial Corp.	2,800	23
Community Bank System, Inc. (Ñ)	3,827	59
Community Trust Bancorp, Inc. (Ñ)	479	13
Crawford & Co. Class B (Æ)(Ñ)	5,780	26
DuPont Fabros Technology, Inc. (ö)	2,100	20
Equity Lifestyle Properties, Inc. (ö)	1,279	50
Ezcorp, Inc. Class A (Æ)	7,935	96
First Bancorp (Ñ)	1,536	21
First Cash Financial Services, Inc. (Æ)(Ñ)	1,381	21
First Citizens BancShares, Inc. Class A	369	49
First Niagara Financial Group, Inc.	2,700	34
Getty Realty Corp. (ö)	3,281	60
Harleysville National Corp. (Ñ)	1,800	11
HRPT Properties Trust (ö)(Ñ)	6,216	30
Knight Capital Group, Inc. Class A (Æ)(Ñ)	3,771	65
Lakeland Financial Corp.	500	9
Life Partners Holdings, Inc. (Ñ)	4,027	64
Mission West Properties, Inc. (ö)(Ñ)	6,429	45
National Financial Partners Corp. (Ñ)	3,383	21
Nelnet, Inc. Class A (Æ)	3,700	31
NorthStar Realty Finance Corp. (ö)(Ñ)	981	3
OceanFirst Financial Corp. (Ñ)	800	10
Odyssey Re Holdings Corp. (Ñ)	2,509	101
Online Resources Corp. (Æ)	1,200	6
Pacific Continental Corp.	282	3

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Penson Worldwide, Inc. (Æ)(Ñ)	9,109	90
PHH Corp. (Æ)(Ñ)	5,829	90
Platinum Underwriters Holdings, Ltd. (Ñ)	3,679	106
Potlatch Corp. (ö)	2,878	75
Prosperity Bancshares, Inc. (Ñ)	3,862	108
PS Business Parks, Inc. (ö)(Ñ)	970	44
RAIT Financial Trust (ö)(Ñ)	5,200	7
Shore Bancshares, Inc. (Ñ)	500	9
Suffolk Bancorp (Ñ)	479	13
Sun Communities, Inc. (ö)(Ñ)	1,957	28
SWS Group, Inc. (Ñ)	5,454	70
TowneBank (Ñ)	1,319	22
Trico Bancshares (Ñ)	863	12
Trustmark Corp. (Ñ)	2,600	51
United Bankshares, Inc. (Ñ)	2,850	60
Univest Corp. of Pennsylvania (Ñ)	310	6
Urstadt Biddle Properties, Inc. Class A (ö)	1,381	18
WesBanco, Inc. (Ñ)	3,022	50
World Acceptance Corp. (Æ)(Ñ)	1,295	26
		2,152
Health Care - 15.3%
Accelrys, Inc. (Æ)	1,500	7
Align Technology, Inc. (Æ)	2,800	32
Amedisys, Inc. (Æ)(Ñ)	3,194	97
American Medical Systems Holdings, Inc. (Æ)(Ñ)	4,900	74
Arena Pharmaceuticals, Inc. (Æ)(Ñ)	6,700	25
Cantel Medical Corp. (Æ)(Ñ)	4,854	66
Centene Corp. (Æ)	5,442	99
Corvel Corp. (Æ)(Ñ)	719	15
Emergency Medical Services Corp. Class A (Æ)	1,900	59
Ensign Group, Inc. (The) (Ñ)	1,200	18
Enzon Pharmaceuticals, Inc. (Æ)(Ñ)	3,600	29
Exelixis, Inc. (Æ)(Ñ)	12,806	71
Gentiva Health Services, Inc. (Æ)	5,369	86
Geron Corp. (Æ)(Ñ)	7,900	52
Immunogen, Inc. (Æ)(Ñ)	6,800	56
Inspire Pharmaceuticals, Inc. (Æ)(Ñ)	9,063	37
Invacare Corp.	4,303	73
LHC Group, Inc. (Æ)(Ñ)	3,958	91
Magellan Health Services, Inc. (Æ)	1,100	33
Maxygen, Inc. (Æ)	6,840	49
Myriad Genetics, Inc. (Æ)(Ñ)	3,186	115
Nabi Biopharmaceuticals (Æ)(Ñ)	2,800	8
Nektar Therapeutics (Æ)(Ñ)	3,500	24
Noven Pharmaceuticals, Inc. (Æ)(Ñ)	5,606	62
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	5,500	73
RehabCare Group, Inc. (Æ)	1,700	37
STERIS Corp. (Ñ)	4,688	111

	Principal Amount ($) or Shares	Market Value $
Universal American Corp. (Æ)(Ñ)	10,834	97
Valeant Pharmaceuticals International (Æ)(Ñ)	5,743	132
		1,728
Industrials - 13.2%
AAON, Inc. (Ñ)	3,241	67
ACCO Brands Corp. (Æ)	4,600	14
Airtran Holdings, Inc. (Æ)(Ñ)	3,000	15
Allegiant Travel Co. Class A (Æ)(Ñ)	400	16
Apogee Enterprises, Inc. (Ñ)	800	10
Applied Signal Technology, Inc. (Ñ)	2,020	42
Beacon Roofing Supply, Inc. (Æ)(Ñ)	7,248	105
Briggs & Stratton Corp. (Ñ)	6,539	99
Comfort Systems USA, Inc. (Ñ)	1,500	14
Deluxe Corp.	1,500	21
Dollar Thrifty Automotive Group, Inc. (Æ)	1,800	16
Encore Wire Corp. (Ñ)	3,699	79
Force Protection, Inc. (Æ)(Ñ)	16,375	141
Gibraltar Industries, Inc. (Ñ)	4,369	34
Granite Construction, Inc. (Ñ)	2,537	93
Hawaiian Holdings, Inc. (Æ)(Ñ)	15,714	83
Horizon Lines, Inc. Class A (Ñ)	7,414	39
John Bean Technologies Corp.	7,742	116
Kforce, Inc. (Æ)	5,316	50
Michael Baker Corp. (Æ)	1,007	42
Republic Airways Holdings, Inc. (Æ)(Ñ)	5,810	34
Saia, Inc. (Æ)	1,669	23
Skywest, Inc. (Ñ)	2,400	25
Spherion Corp. (Æ)(Ñ)	18,021	62
Standex International Corp. (Ñ)	1,000	10
TransDigm Group, Inc. (Æ)	1,800	71
Tredegar Corp.	5,340	75
Universal Forest Products, Inc. (Ñ)	2,182	66
Watson Wyatt Worldwide, Inc. Class A (Ñ)	892	34
		1,496
Information Technology - 23.2%
3Com Corp. (Æ)	35,939	155
Actuate Corp. (Æ)(Ñ)	19,990	97
Acxiom Corp. (Ñ)	7,065	75
Adaptec, Inc. (Æ)(Ñ)	10,216	28
Adtran, Inc. (Ñ)	3,600	75
Arris Group, Inc. (Æ)(Ñ)	10,690	130
Black Box Corp. (Ñ)	3,947	130
Brightpoint, Inc. (Æ)(Ñ)	10,640	63
Broadridge Financial Solutions, Inc. (Ñ)	2,510	42
Ciber, Inc. (Æ)(Ñ)	5,986	19
CSG Systems International, Inc. (Æ)(Ñ)	4,086	56
Deltek, Inc. (Æ)	1,350	5
Earthlink, Inc. (Æ)(Ñ)	8,763	69

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Global Cash Access Holdings, Inc. (Æ)	3,700	26
Harris Stratex Networks, Inc. Class A (Æ)	2,227	11
InterDigital, Inc. (Æ)(Ñ)	969	25
j2 Global Communications, Inc. (Æ)	2,950	66
Manhattan Associates, Inc. (Æ)(Ñ)	1,800	32
Mercury Computer Systems, Inc. (Æ)(Ñ)	1,663	12
Methode Electronics, Inc. (Ñ)	17,241	101
MIPS Technologies, Inc. Class A (Æ)(Ñ)	8,300	32
Netscout Systems, Inc. (Æ)(Ñ)	10,678	100
OSI Systems, Inc. (Æ)	4,143	76
Pegasystems, Inc.	900	24
Perficient, Inc. (Æ)(Ñ)	1,522	10
PMC - Sierra, Inc. (Æ)	5,000	38
QLogic Corp. (Æ)	7,527	103
Quest Software, Inc. (Æ)(Ñ)	1,800	23
Radisys Corp. (Æ)(Ñ)	4,870	42
S1 Corp. (Æ)	13,786	93
Scansource, Inc. (Æ)	2,600	64
Skyworks Solutions, Inc. (Æ)(Ñ)	5,200	50
Starent Networks Corp. (Æ)(Ñ)	3,900	82
Sybase, Inc. (Æ)(Ñ)	1,500	49
Symmetricom, Inc. (Æ)	4,700	24
Synaptics, Inc. (Æ)(Ñ)	3,157	111
Technitrol, Inc.	3,500	12
Tekelec (Æ)(Ñ)	3,200	52
TeleCommunication Systems, Inc. (Æ)	3,200	24
Tessera Technologies, Inc. (Æ)	1,200	28
TIBCO Software, Inc. (Æ)(Ñ)	18,417	122
Tyler Technologies, Inc. (Æ)	1,300	22
Valueclick, Inc. (Æ)	6,700	74
Volterra Semiconductor Corp. (Æ)	5,720	78
Wright Express Corp. (Æ)	2,800	70
		2,620
Materials - 2.6%
AEP Industries, Inc. (Æ)(Ñ)	800	20
Bway Holding Co. (Æ)(Ñ)	2,500	36
Horsehead Holding Corp. (Æ)(Ñ)	2,734	20
Innophos Holdings, Inc.	3,815	59
Rock-Tenn Co. Class A	1,845	71
Silgan Holdings, Inc.	1,324	59
Spartech Corp. (Ñ)	6,590	28
		293
Telecommunication Services - 1.0%
USA Mobility, Inc. (Ñ)	8,907	100
Virgin Mobile USA, Inc. (Æ)(Ñ)	3,400	16
		116

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.1%
CH Energy Group, Inc. (Ñ)	403	17
Idacorp, Inc. (Ñ)	1,100	26
New Jersey Resources Corp. (Ñ)	2,017	67
NorthWestern Corp.	2,820	60
WGL Holdings, Inc. (Ñ)	2,160	64
		234
Total Common Stocks (cost $10,558)		11,309
Short-Term Investments - 1.8%
Federated Investors Prime Cash Obligations Fund	208,316	208
Total Short-Term Investments (cost $208)		208
Other Securities - 23.3%
State Street Navigator Securities Prime Lending Portfolio (d)	2,634,914	2,635
Total Other Securities (cost $2,635)		2,635
Total Investments - 125.2% (identified cost $13,401)		14,152
Other Assets and Liabilities, Net - (25.2%)		(2,847)
Net Assets - 100.0%		11,305

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.1%
Apartments - 16.4%
American Campus Communities, Inc. (ö)(Ñ)	68,279	1,570
AvalonBay Communities, Inc. (ö)(Ñ)	43,423	2,670
Equity Residential (ö)(Ñ)	116,189	2,828
Essex Property Trust, Inc. (ö)(Ñ)	31,808	2,166
Home Properties, Inc. (ö)(Ñ)	42,384	1,411
		10,645
Diversified - 15.3%
Digital Realty Trust, Inc. (ö)(Ñ)	103,086	3,687
Vornado Realty Trust (ö)(Ñ)	107,885	5,034
Washington Real Estate Investment Trust (ö)(Ñ)	55,710	1,218
		9,939
Health Care - 16.5%
HCP, Inc. (ö)(Ñ)	155,772	3,618
Health Care REIT, Inc. (ö)	79,467	2,722
Ventas, Inc. (ö)	144,628	4,391
		10,731
Office - 12.9%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	33,011	1,185
Boston Properties, Inc. (ö)(Ñ)	62,034	2,998
Corporate Office Properties Trust (ö)(Ñ)	88,524	2,627
Douglas Emmett, Inc. (ö)(Ñ)	167,437	1,557
		8,367
Regional Malls - 15.4%
Simon Property Group, Inc. (ö)	154,443	8,258
Taubman Centers, Inc. (ö)(Ñ)	68,922	1,705
		9,963
Storage - 7.0%
Public Storage (ö)	68,300	4,549
Shopping Centers - 15.6%
Acadia Realty Trust (ö)	120,606	1,618
Federal Realty Investment Trust (ö)(Ñ)	48,619	2,560
Kimco Realty Corp. (ö)(Ñ)	173,108	2,024
Regency Centers Corp. (ö)(Ñ)	64,186	2,287
Tanger Factory Outlet Centers (ö)(Ñ)	49,448	1,600
		10,089
Total Common Stocks (cost $69,975)		64,283

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.6%
AIM Short Term Investment Prime Portfolio	2,174	2
Federated Investors Prime Cash Obligations Fund	379,732	380
Total Short-Term Investments (cost $382)		382
Other Securities - 24.3%
State Street Navigator Securities Prime Lending Portfolio (d)	15,721,692	15,722
Total Other Securities (cost $15,722)		15,722
Total Investments - 124.0% (identified cost $86,079)		80,387
Other Assets and Liabilities, Net - (24.0%)		(15,570)
Net Assets - 100.0%		64,817

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

SSgA
IAM SHARES Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.8%
Consumer Discretionary - 10.0%
99 Cents Only Stores (Æ)(Ñ)	5,700	53
Amazon.com, Inc. (Æ)	4,500	351
AutoNation, Inc. (Æ)(Ñ)	7,300	116
Bed Bath & Beyond, Inc. (Æ)(Ñ)	3,900	110
Best Buy Co., Inc. (Ñ)	5,225	183
Black & Decker Corp.	2,600	83
Brunswick Corp. (Ñ)	3,500	16
Carnival Corp.	4,300	109
CBS Corp. Class B	10,201	75
Coach, Inc.	11,376	299
Comcast Corp. Class A	42,966	592
Denny's Corp. (Æ)	14,500	37
DIRECTV Group, Inc. (The) (Æ)(Ñ)	11,111	250
DR Horton, Inc. (Ñ)	5,100	47
Ethan Allen Interiors, Inc. (Ñ)	4,666	57
Family Dollar Stores, Inc. (Ñ)	2,500	76
Ford Motor Co. (Æ)	43,243	249
Gap, Inc. (The)	7,300	130
General Motors Corp. (Æ)(Ñ)	11,400	9
Genuine Parts Co.	2,800	94
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	49
H&R Block, Inc.	3,000	44
Hanesbrands, Inc. (Æ)(Ñ)	2,100	35
Harley-Davidson, Inc. (Ñ)	7,200	122
Home Depot, Inc. (Ñ)	27,700	642
Jakks Pacific, Inc. (Æ)	100	1
JC Penney Co., Inc. (Ñ)	3,900	102
Johnson Controls, Inc. (Ñ)	9,500	189
Kohl's Corp. (Æ)	5,700	242
Leggett & Platt, Inc. (Ñ)	7,900	116
Liberty Global, Inc. Class A (Æ)(Ñ)	3,900	54
Liberty Media Corp. - Capital Series A (Æ)	601	8
Liberty Media Corp. - Interactive (Æ)	7,298	43
Lowe's Cos., Inc.	20,000	380
Macy's, Inc.	9,268	108
Marriott International, Inc. Class A (Ñ)	9,300	217
Matthews International Corp. Class A	3,000	86
McClatchy Co. (The) Class A	3,070	3
McDonald's Corp.	17,930	1,058
Meredith Corp.	4,900	132
New York Times Co. (The) Class C (Ñ)	7,200	47
Newell Rubbermaid, Inc.	10,100	116
News Corp. Class A	27,100	265
Nordstrom, Inc. (Ñ)	3,600	71
Office Depot, Inc. (Æ)	4,800	22
Omnicom Group, Inc. (Ñ)	3,200	98
Phillips-Van Heusen Corp.	5,200	153
Sears Holdings Corp. (Æ)(Ñ)	4,339	247

	Principal Amount ($) or Shares	Market Value $
Sherwin-Williams Co. (The) (Ñ)	3,500	185
Snap-On, Inc.	1,000	31
Sonic Automotive, Inc. Class A (Ñ)	4,700	45
Stanley Works (The)	1,400	50
Staples, Inc.	8,400	172
Starbucks Corp. (Æ)	8,800	127
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	4,300	105
Target Corp.	14,600	574
Tiffany & Co. (Ñ)	6,000	170
Time Warner Cable, Inc.	4,363	134
Time Warner, Inc.	17,383	407
Viacom, Inc. Class B (Æ)	10,001	222
Walt Disney Co. (The)	29,400	712
Washington Post Co. (The) Class B	321	116
Whirlpool Corp. (Ñ)	3,000	126
Wyndham Worldwide Corp.	3,360	40
Yum! Brands, Inc.	5,200	180
		10,982
Consumer Staples - 10.0%
Altria Group, Inc.	31,885	545
Archer-Daniels-Midland Co.	9,698	267
Arden Group, Inc. Class A	600	77
Campbell Soup Co.	5,990	166
Coca-Cola Co. (The)	27,375	1,346
ConAgra Foods, Inc.	9,900	184
Costco Wholesale Corp.	6,100	296
CVS Caremark Corp.	19,119	570
Dean Foods Co. (Æ)	4,700	88
Energizer Holdings, Inc. (Æ)	300	16
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	12
Imperial Sugar Co. (Ñ)	700	7
JM Smucker Co. (The)	4,007	161
Kellogg Co.	5,435	235
Kimberly-Clark Corp.	8,188	425
Kraft Foods, Inc. Class A	22,509	588
Kroger Co. (The)	14,700	335
PepsiCo, Inc.	21,523	1,120
Philip Morris International, Inc.	29,085	1,240
Procter & Gamble Co. (The)	41,621	2,162
Rite Aid Corp. (Æ)	25,600	30
Safeway, Inc.	11,100	225
Sara Lee Corp.	17,430	157
SUPERVALU, Inc.	5,700	94
Sysco Corp.	10,400	249
Walgreen Co.	16,300	485
		11,080

IAM Shares Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 12.6%
Anadarko Petroleum Corp.	7,000	335
Apache Corp.	5,400	455
Baker Hughes, Inc.	7,200	281
BP PLC - ADR (Ñ)	2,868	142
Chevron Corp.	29,829	1,989
ConocoPhillips	23,777	1,090
Devon Energy Corp.	7,700	487
El Paso Corp.	10,300	100
EOG Resources, Inc. (Ñ)	3,200	234
Exxon Mobil Corp.	69,368	4,811
Halliburton Co.	18,160	416
Hess Corp.	6,300	420
Marathon Oil Corp.	8,200	261
Occidental Petroleum Corp.	9,500	638
Schlumberger, Ltd.	21,882	1,252
Southwestern Energy Co. (Æ)	5,700	248
Spectra Energy Corp.	9,498	153
Valero Energy Corp.	8,200	183
Williams Cos., Inc. (The)	8,400	141
XTO Energy, Inc.	7,625	326
		13,962
Financials - 11.4%
Aegon NV	8,014	50
Aflac, Inc.	7,900	280
Allstate Corp. (The) (Ñ)	8,800	226
American Express Co. (Ñ)	19,300	480
American Financial Group, Inc.	4,621	99
American International Group, Inc. (Ñ)	34,074	58
Ameriprise Financial, Inc.	3,340	101
AON Corp.	5,900	212
Bank of America Corp.	84,232	949
Bank of New York Mellon Corp. (The)	15,598	433
BB&T Corp. (Ñ)	7,500	168
Capital One Financial Corp. (Ñ)	6,661	163
Charles Schwab Corp. (The)	13,300	234
Chubb Corp.	2,800	111
Citigroup, Inc. (Ñ)	79,201	295
CME Group, Inc. Class A	200	64
Discover Financial Services	6,550	63
E*TRADE Financial Corp. (Æ)(Ñ)	7,100	10
Fifth Third Bancorp (Ñ)	4,800	33
Franklin Resources, Inc.	1,700	114
Goldman Sachs Group, Inc. (The)	5,700	824
Hartford Financial Services Group, Inc.	3,200	46
Host Hotels & Resorts, Inc. (ö)(Ñ)	27,754	260
HSBC Holdings PLC - ADR (Ñ)	2,291	104
Hudson City Bancorp, Inc.	7,600	98
Janus Capital Group, Inc. (Ñ)	12,987	132
JPMorgan Chase & Co.	52,034	1,920

	Principal Amount ($) or Shares	Market Value $
Keycorp (Ñ)	5,100	26
M&T Bank Corp. (Ñ)	1,200	60
Marsh & McLennan Cos., Inc.	9,000	170
MetLife, Inc.	11,099	350
Moody's Corp.	4,000	110
Morgan Stanley	13,100	397
Northern Trust Corp.	3,100	179
People's United Financial, Inc.	8,200	130
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,400	83
PNC Financial Services Group, Inc.	4,350	198
Potlatch Corp. (ö)	7,200	188
Principal Financial Group, Inc.	2,500	56
Progressive Corp. (The) (Æ)	9,600	155
ProLogis (ö)(Ñ)	3,200	27
Prudential Financial, Inc.	7,600	303
Public Storage (ö)	1,000	67
Regions Financial Corp. (Ñ)	9,142	38
Simon Property Group, Inc. (ö)	3,182	170
SLM Corp. (Æ)(Ñ)	6,300	42
SunTrust Banks, Inc.	3,100	41
Travelers Cos., Inc. (The)	11,183	455
US Bancorp	23,612	453
Vornado Realty Trust (ö)(Ñ)	2,059	96
Wells Fargo & Co.	56,135	1,431
		12,752
Health Care - 13.6%
Abbott Laboratories	21,900	987
Aetna, Inc.	7,900	212
Allergan, Inc.	4,200	185
Allied Healthcare Products (Æ)	700	3
Amgen, Inc. (Æ)	14,872	743
Baxter International, Inc.	10,136	519
Biogen Idec, Inc. (Æ)	4,500	233
Boston Scientific Corp. (Æ)	15,263	143
Bristol-Myers Squibb Co.	26,000	518
Cardinal Health, Inc.	4,000	143
Celgene Corp. (Æ)	7,300	308
Cigna Corp.	4,500	100
Coventry Health Care, Inc. (Æ)	2,100	38
Covidien, Ltd.	9,075	324
Edwards Lifesciences Corp. (Æ)(Ñ)	1,833	117
Eli Lilly & Co.	13,700	474
Express Scripts, Inc. Class A (Æ)	4,600	295
Forest Laboratories, Inc. (Æ)	4,400	104
Genzyme Corp. (Æ)	3,800	225
Gilead Sciences, Inc. (Æ)	13,400	578
Humana, Inc. (Æ)	2,200	69
Johnson & Johnson	38,000	2,096
Life Technologies Corp. (Æ)	3,812	148
McKesson Corp.	4,600	189

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Medco Health Solutions, Inc. (Æ)	8,624	396
Medtronic, Inc.	16,900	580
Merck & Co., Inc.	28,656	790
PerkinElmer, Inc.	4,700	76
Pfizer, Inc. (Ñ)	87,945	1,336
Schering-Plough Corp.	23,800	581
St. Jude Medical, Inc. (Æ)	5,200	203
STERIS Corp. (Ñ)	3,191	75
Stryker Corp. (Ñ)	3,200	123
Thermo Fisher Scientific, Inc. (Æ)	7,600	296
UnitedHealth Group, Inc.	17,700	471
WellPoint, Inc. (Æ)	8,100	377
Wyeth	18,100	812
Zimmer Holdings, Inc. (Æ)	3,370	150
		15,017
Industrials - 11.3%
3M Co.	11,300	645
Actuant Corp. Class A	5,600	69
Alaska Air Group, Inc. (Æ)	800	12
Ametek, Inc.	3,200	101
Arkansas Best Corp. (Ñ)	400	11
Avery Dennison Corp.	1,900	52
Avis Budget Group, Inc. (Æ)	1,800	9
Boeing Co. (The)	10,000	448
Caterpillar, Inc. (Ñ)	9,821	348
Continental Airlines, Inc. Class B (Æ)(Ñ)	700	6
Cooper Industries, Ltd. Class A	3,100	102
CSX Corp.	8,300	264
Cummins, Inc.	3,700	120
Danaher Corp. (Ñ)	5,800	350
Deere & Co.	7,200	313
Dover Corp.	5,300	167
Eaton Corp.	3,800	165
Emerson Electric Co.	12,600	404
Energy Conversion Devices, Inc. (Æ)(Ñ)	1,800	31
FedEx Corp.	3,100	172
Gardner Denver, Inc. (Æ)	800	23
General Dynamics Corp.	5,710	325
General Electric Co.	141,321	1,905
Goodrich Corp.	2,200	107
Hexcel Corp. (Æ)	2,600	28
HNI Corp. (Ñ)	900	16
Honeywell International, Inc.	10,862	360
Illinois Tool Works, Inc.	8,608	278
Ingersoll-Rand Co., Ltd. Class A	5,898	119
Jacobs Engineering Group, Inc. (Æ)	2,200	94
Kansas City Southern (Æ)(Ñ)	2,550	42
Katy Industries, Inc. (Æ)	5,900	6
Koninklijke (Royal) Philips Electronics NV	1,089	21
L-3 Communications Holdings, Inc.	2,500	184

	Principal Amount ($) or Shares	Market Value $
Lockheed Martin Corp.	4,819	403
Manitowoc Co., Inc. (The) (Ñ)	2,300	15
Manpower, Inc.	2,100	89
Masco Corp. (Ñ)	14,300	148
Norfolk Southern Corp.	6,700	249
Northrop Grumman Corp.	4,796	228
PACCAR, Inc. (Ñ)	6,675	199
Parker Hannifin Corp.	3,000	127
Precision Castparts Corp.	2,500	206
Raytheon Co.	5,800	259
Republic Services, Inc. Class A	4,680	107
Rockwell Automation, Inc. (Ñ)	3,900	120
Rockwell Collins, Inc.	2,100	89
RR Donnelley & Sons Co.	5,700	77
Ryder System, Inc.	4,800	135
Siemens AG - ADR	200	15
Southwest Airlines Co.	10,225	69
Tecumseh Products Co. Class A (Æ)(Ñ)	1,600	13
Terex Corp. (Æ)	1,800	24
Textron, Inc. (Ñ)	3,500	40
Toro Co. (Ñ)	2,300	71
Tyco International, Ltd.	8,475	234
Union Pacific Corp.	8,500	419
United Parcel Service, Inc. Class B	15,714	804
United Technologies Corp.	13,500	710
US Airways Group, Inc. (Æ)	1,000	2
Waste Management, Inc.	10,218	282
Watts Water Technologies, Inc. Class A (Ñ)	400	8
YRC Worldwide, Inc. (Æ)(Ñ)	200	1
		12,440
Information Technology - 17.1%
Adobe Systems, Inc. (Æ)	8,200	231
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	37
Agilent Technologies, Inc. (Æ)	4,142	75
Amphenol Corp. Class A	5,200	174
Analog Devices, Inc.	6,800	166
Apple, Inc. (Æ)	12,400	1,684
Applied Materials, Inc.	20,600	232
Autodesk, Inc. (Æ)	3,000	64
Automatic Data Processing, Inc.	6,900	262
Broadcom Corp. Class A (Æ)(Ñ)	5,850	149
CA, Inc.	4,700	82
Cisco Systems, Inc. (Æ)	79,400	1,469
Computer Sciences Corp. (Æ)	4,845	206
Corning, Inc. (Ñ)	23,600	347
Dell, Inc. (Æ)	26,300	305
Diebold, Inc.	2,300	57
eBay, Inc. (Æ)	16,100	284
Electronic Arts, Inc. Series C (Æ)	5,000	115

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
EMC Corp. (Æ)	30,000	352
Google, Inc. Class A (Æ)	3,300	1,377
Hewlett-Packard Co.	34,932	1,200
Intel Corp.	75,400	1,185
International Business Machines Corp.	19,100	2,030
KLA-Tencor Corp. (Ñ)	2,500	67
Mastercard, Inc. Class A (Ñ)	1,400	247
Micron Technology, Inc. (Æ)(Ñ)	13,500	68
Microsoft Corp.	104,600	2,185
Motorola, Inc. (Ñ)	35,900	218
National Semiconductor Corp. (Ñ)	5,600	78
NetApp, Inc. (Æ)	4,900	96
Oracle Corp.	57,949	1,135
Paychex, Inc. (Ñ)	4,300	118
QUALCOMM, Inc.	21,200	924
Quantum Corp. (Æ)	14,000	16
Seagate Technology	2,200	19
Sun Mirosystems, Inc. (Æ)	11,150	100
Symantec Corp. (Æ)	16,445	256
Texas Instruments, Inc.	20,800	403
Total System Services, Inc.	2,032	28
Tyco Electronics, Ltd.	9,075	158
Western Union Co. (The)	8,736	154
Xerox Corp.	16,000	109
Xilinx, Inc. (Ñ)	7,000	145
Yahoo!, Inc. (Æ)	20,700	328
		18,935
Materials - 2.8%
Air Products & Chemicals, Inc.	4,800	311
AK Steel Holding Corp.	5,100	73
Alcoa, Inc. (Ñ)	15,700	145
Allegheny Technologies, Inc. (Ñ)	3,300	117
Ashland, Inc.	1,204	32
Ball Corp.	1,700	68
Bemis Co., Inc.	1,800	45
Brush Engineered Materials, Inc. (Æ)	1,000	15
Chemtura Corp.	1,900	1
Crown Holdings, Inc. (Æ)	200	5
Dow Chemical Co. (The)	15,688	277
Ecolab, Inc.	3,100	116
EI Du Pont de Nemours & Co.	5,200	148
FMC Corp.	100	5
Freeport-McMoRan Copper & Gold, Inc. Class B	1,876	102
International Paper Co.	11,073	159
Martin Marietta Materials, Inc. (Ñ)	1,500	122
MeadWestvaco Corp.	3,000	48
Monsanto Co.	4,200	345
Newmont Mining Corp.	5,100	249
Owens-Illinois, Inc. (Æ)	2,900	83
PPG Industries, Inc.	2,900	129

	Principal Amount ($) or Shares	Market Value $
Sigma-Aldrich Corp. (Ñ)	2,300	112
Temple-Inland, Inc. (Ñ)	5,100	65
Vulcan Materials Co. (Ñ)	3,600	160
Weyerhaeuser Co. (Ñ)	5,603	188
		3,120
Telecommunication Services - 3.3%
AT&T, Inc.	80,581	1,998
Embarq Corp.	2,559	107
Qwest Communications International, Inc. (Ñ)	25,000	109
Sprint Nextel Corp. (Æ)(Ñ)	39,389	203
Verizon Communications, Inc.	40,372	1,181
		3,598
Utilities - 3.5%
AES Corp. (The) (Æ)	11,000	110
Ameren Corp.	3,000	70
American Electric Power Co., Inc.	5,300	140
Consolidated Edison, Inc. (Ñ)	2,800	99
Constellation Energy Group, Inc.	3,000	82
Dominion Resources, Inc.	10,600	337
Duke Energy Corp.	19,496	276
Edison International	5,500	161
Entergy Corp.	2,200	164
Exelon Corp.	10,800	518
FirstEnergy Corp.	4,200	159
FPL Group, Inc.	6,500	367
PG&E Corp.	5,800	213
PPL Corp.	6,400	208
Public Service Enterprise Group, Inc.	8,400	268
Sempra Energy	4,100	187
Southern Co. (The)	13,200	375
Wisconsin Energy Corp.	2,300	91
Xcel Energy, Inc.	4,000	68
		3,893
Total Common Stocks (cost $128,652)		105,885
Short-Term Investments - 4.2%
AIM Short-Term Investment Prime Portfolio	3,954,410	3,954
American Beacon Money Market Fund	106,210	106
United States Treasury Bills (ç)(ÿ)(§) 0.083% due 06/11/09	31	31
0.141% due 06/11/09	17	17
0.158% due 06/11/09	400	400
0.150% due 07/02/09	25	25
Total Short-Term Investments (cost $4,427)		4,533

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 9.7%
State Street Navigator Securities Prime Lending Portfolio (d)	10,808	10,808
Total Other Securities (cost $10,808)		10,808
Total Investments - 109.5% (identified cost $143,887)		121,120
Other Assets and Liabilities, Net - (9.5%)		(10,534)
Net Assets - 100.0%		110,586

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Index (CME)	20	USD	4,591	06/09	769
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					769

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Consumer Discretionary - 13.6%
99 Cents Only Stores (Æ)	1,600	15
Aaron's, Inc.	4,400	143
Aeropostale, Inc. (Æ)	2,000	69
Asbury Automotive Group, Inc.	1,200	11
Bally Technologies, Inc. (Æ)	2,500	70
Belo Corp. Class A	2,800	5
Blockbuster, Inc. Class A (Æ)	12,300	9
Blyth, Inc.	800	27
Bob Evans Farms, Inc.	1,200	31
Buffalo Wild Wings, Inc. (Æ)	200	7
California Pizza Kitchen, Inc. (Æ)	5,700	80
Callaway Golf Co.	2,300	16
Carter's, Inc. (Æ)	5,000	118
Cato Corp. (The) Class A	3,100	60
CEC Entertainment, Inc. (Æ)	3,000	96
Charming Shoppes, Inc. (Æ)	3,700	14
Cheesecake Factory, Inc. (The) (Æ)	4,100	70
Chico's FAS, Inc. (Æ)	2,900	28
Childrens Place Retail Stores, Inc. (The) (Æ)	2,300	83
Cinemark Holdings, Inc.	1,200	13
CKE Restaurants, Inc.	3,700	30
Coinstar, Inc. (Æ)	2,000	59
Collective Brands, Inc. (Æ)	5,200	77
Columbia Sportswear Co.	400	13
Courier Corp.	500	8
Crocs, Inc. (Æ)	8,500	25
Deckers Outdoor Corp. (Æ)	200	12
Denny's Corp. (Æ)	2,600	7
Dillard's, Inc. Class A	3,000	28
Dover Downs Gaming & Entertainment, Inc.	2,300	14
Dress Barn, Inc. (Æ)	5,700	90
Einstein Noah Restaurant Group, Inc. (Æ)	900	7
FGX International Holdings, Ltd. (Æ)	900	12
Furniture Brands International, Inc.	1,300	5
Gaylord Entertainment Co. (Æ)	900	13
Genesco, Inc. (Æ)	1,800	46
GSI Commerce, Inc. (Æ)	900	12
Gymboree Corp. (Æ)	1,300	48
Harte-Hanks, Inc.	1,800	15
hhgregg, Inc. (Æ)	1,100	18
Hooker Furniture Corp.	700	9
HOT Topic, Inc. (Æ)	800	6
Iconix Brand Group, Inc. (Æ)	2,400	39
Isle of Capri Casinos, Inc. (Æ)	600	8
Jackson Hewitt Tax Service, Inc.	4,100	16
Jakks Pacific, Inc. (Æ)	2,800	36

	Principal Amount ($) or Shares	Market Value $
Jo-Ann Stores, Inc. (Æ)	2,600	56
JOS A Bank Clothiers, Inc. (Æ)	900	34
Knology, Inc. (Æ)	1,000	8
LIN TV Corp. Class A (Æ)	4,600	9
Lincoln Educational Services Corp. (Æ)	800	15
M/I Homes, Inc.	1,600	19
Maidenform Brands, Inc. (Æ)	4,100	53
Marcus Corp.	500	5
Marvel Entertainment, Inc. (Æ)	1,400	46
Matthews International Corp. Class A	500	14
Mediacom Communications Corp. Class A (Æ)	11,100	66
Men's Wearhouse, Inc. (The)	4,100	70
Meritage Homes Corp. (Æ)	2,800	58
Midas, Inc. (Æ)	1,500	15
Move, Inc. (Æ)	8,100	17
National Presto Industries, Inc.	400	33
NetFlix, Inc. (Æ)	3,600	142
New York & Co., Inc. (Æ)	6,700	24
NutriSystem, Inc.	2,131	29
O'Charleys, Inc.	4,000	32
Overstock.com, Inc. (Æ)	400	5
Papa John's International, Inc. (Æ)	2,400	65
PF Chang's China Bistro, Inc. (Æ)	4,500	144
Pinnacle Entertainment, Inc. (Æ)	5,200	55
Polaris Industries, Inc.	3,400	108
Pre-Paid Legal Services, Inc. (Æ)	2,700	114
RC2 Corp. (Æ)	900	11
RCN Corp. (Æ)	6,700	37
Red Robin Gourmet Burgers, Inc. (Æ)	2,300	40
Rent-A-Center, Inc. Class A (Æ)	9,252	181
Retail Ventures, Inc. (Æ)	1,300	3
Ryland Group, Inc.	2,800	48
Sauer-Danfoss, Inc.	2,300	12
Shoe Carnival, Inc. (Æ)	1,200	13
Shuffle Master, Inc. (Æ)	3,400	15
Sinclair Broadcast Group, Inc. Class A	5,600	10
Spartan Motors, Inc.	1,800	17
Standard Pacific Corp. (Æ)	4,200	10
Steinway Musical Instruments (Æ)	400	4
Steven Madden, Ltd. (Æ)	600	16
Stewart Enterprises, Inc. Class A	8,000	33
Stoneridge, Inc. (Æ)	3,700	12
Tempur-Pedic International, Inc.	6,400	71
Texas Roadhouse, Inc. Class A (Æ)	1,900	22
Timberland Co. Class A (Æ)	5,900	85
Town Sports International Holdings, Inc. (Æ)	2,683	11
Tractor Supply Co. (Æ)	2,600	100
Tupperware Brands Corp.	1,200	29
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	1,000	9

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Unifi, Inc. (Æ)	4,700	7
Unifirst Corp.	1,400	48
Universal Technical Institute, Inc. (Æ)	600	8
Vail Resorts, Inc. (Æ)	2,700	74
Wet Seal, Inc. (The) Class A (Æ)	8,400	26
WMS Industries, Inc. (Æ)	2,700	96
Zale Corp. (Æ)	2,200	9
		3,911
Consumer Staples - 3.1%
Alliance One International, Inc. (Æ)	14,800	70
American Oriental Bioengineering, Inc. (Æ)	2,300	11
Boston Beer Co., Inc. Class A (Æ)	400	11
Cadiz, Inc. (Æ)	300	2
Cal-Maine Foods, Inc.	2,600	64
Casey's General Stores, Inc.	3,900	98
Central Garden and Pet Co. (Æ)	4,400	43
Chiquita Brands International, Inc. (Æ)	1,800	19
Darling International, Inc. (Æ)	12,100	92
Flowers Foods, Inc.	525	11
J&J Snack Foods Corp.	1,300	49
Lancaster Colony Corp.	300	14
Nash Finch Co.	1,800	53
Nu Skin Enterprises, Inc. Class A	2,000	29
Pantry, Inc. (The) (Æ)	2,735	54
Prestige Brands Holdings, Inc. (Æ)	4,500	28
Ralcorp Holdings, Inc. (Æ)	2,100	120
Seaboard Corp.	34	36
Spartan Stores, Inc.	1,900	24
TreeHouse Foods, Inc. (Æ)	700	19
USANA Health Sciences, Inc. (Æ)	100	3
Vector Group, Ltd.	1,072	16
Village Super Market, Inc.	200	6
Winn-Dixie Stores, Inc. (Æ)	1,900	29
		901
Energy - 4.4%
Arena Resources, Inc. (Æ)	2,400	86
Atlas America, Inc.	1,100	20
ATP Oil & Gas Corp. (Æ)	2,400	22
Basic Energy Services, Inc. (Æ)	2,400	24
Bill Barrett Corp. (Æ)	4,900	167
Brigham Exploration Co. (Æ)	2,700	9
Bristow Group, Inc. (Æ)	1,600	51
Cal Dive International, Inc. (Æ)	3,000	30
Callon Petroleum Co. (Æ)	3,900	10
Clayton Williams Energy, Inc. (Æ)	600	15
Complete Production Services, Inc. (Æ)	4,000	28
Comstock Resources, Inc. (Æ)	400	16
Concho Resources, Inc. (Æ)	1,400	45

	Principal Amount ($) or Shares	Market Value $
Contango Oil & Gas Co. (Æ)	400	20
CVR Energy, Inc. (Æ)	800	8
Delek US Holdings, Inc.	500	5
Dril-Quip, Inc. (Æ)	600	25
EXCO Resources, Inc. (Æ)	3,400	52
General Maritime Corp.	600	6
Goodrich Petroleum Corp. (Æ)	1,800	48
Gran Tierra Energy, Inc. (Æ)	5,000	15
Hornbeck Offshore Services, Inc. (Æ)	1,200	33
Knightsbridge Tankers, Ltd.	1,200	18
Lufkin Industries, Inc.	400	18
McMoRan Exploration Co. (Æ)	2,400	16
Newpark Resources (Æ)	1,800	5
Parker Drilling Co. (Æ)	2,100	10
Petroleum Development Corp. (Æ)	1,200	22
PHI, Inc. (Æ)	300	5
Pioneer Drilling Co. (Æ)	4,900	31
Rex Energy Corp. (Æ)	900	6
Rosetta Resources, Inc. (Æ)	4,800	42
RPC, Inc.	2,700	28
Teekay Tankers, Ltd.	400	5
Union Drilling, Inc. (Æ)	2,000	19
Vaalco Energy, Inc. (Æ)	10,700	49
Venoco, Inc. (Æ)	800	6
Western Refining, Inc. (Æ)	200	3
Westmoreland Coal Co. (Æ)	1,200	10
Willbros Group, Inc. (Æ)	3,300	50
World Fuel Services Corp.	4,096	174
		1,252
Financials - 19.3%
1st Source Corp.	3,560	64
Alexander's, Inc. (ö)	100	27
American Capital Agency Corp. (ö)	500	10
American Equity Investment Life Holding Co.	9,600	56
American Physicians Capital, Inc.	1,400	54
Ameris Bancorp	1,000	6
Amerisafe, Inc. (Æ)	900	15
Amtrust Financial Services, Inc.	5,400	52
Anworth Mortgage Asset Corp. (ö)	12,800	85
Apollo Investment Corp.	9,300	51
Ares Capital Corp.	2,800	21
Argo Group International Holdings, Ltd. (Æ)	1,237	35
Arrow Financial Corp.	700	18
Ashford Hospitality Trust, Inc. (ö)	8,200	33
Aspen Insurance Holdings, Ltd.	3,600	83
Associated Estates Realty Corp. (ö)	4,600	27
Bancfirst Corp.	400	15

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Banco Latinoamericano de Exportaciones SA Class E	5,360	68
Bank Mutual Corp.	400	4
Bank of the Ozarks, Inc.	1,100	28
BankFinancial Corp.	700	6
Beneficial Mutual Bancorp, Inc. (Æ)	400	4
Berkshire Hills Bancorp, Inc.	1,200	26
BioMed Realty Trust, Inc. (ö)	3,500	34
Boston Private Financial Holdings, Inc.	3,000	15
Calamos Asset Management, Inc. Class A	1,800	22
CapLease, Inc. (ö)	5,900	18
Capstead Mortgage Corp. (ö)	1,900	23
Cash America International, Inc.	900	21
Cedar Shopping Centers, Inc. (ö)	3,400	18
Central Pacific Financial Corp.	1,800	11
Chemical Financial Corp.	800	15
Chimera Investment Corp. (ö)	10,900	38
Citizens Republic Bancorp, Inc. (Æ)	2,800	3
City Holding Co.	2,200	70
Clifton Savings Bancorp, Inc.	900	9
CNA Surety Corp. (Æ)	1,200	18
Cogdell Spencer, Inc. (ö)	600	2
Community Bank System, Inc.	1,900	29
Community Trust Bancorp, Inc.	500	14
Compass Diversified Holdings	6,100	54
Corporate Office Properties Trust (ö)	700	21
Cousins Properties, Inc. (ö)	2,100	19
Delphi Financial Group, Inc. Class A	900	17
Dime Community Bancshares	2,200	20
Downey Financial Corp.	700	—	±
DuPont Fabros Technology, Inc. (ö)	2,700	26
Education Realty Trust, Inc. (ö)	7,100	33
Employers Holdings, Inc.	1,900	23
Encore Capital Group, Inc. (Æ)	3,200	41
Equity Lifestyle Properties, Inc. (ö)	1,200	47
Evercore Partners, Inc. Class A	600	12
Extra Space Storage, Inc. (ö)	800	6
Ezcorp, Inc. Class A (Æ)	5,100	62
Farmers Capital Bank Corp.	100	2
FelCor Lodging Trust, Inc. (ö)	1,600	5
First Bancorp	5,000	27
First Busey Corp.	300	2
First Cash Financial Services, Inc. (Æ)	500	8
First Commonwealth Financial Corp.	4,400	33
First Community Bancshares, Inc.	500	9
First Financial Bancorp	2,000	17
First Financial Corp.	600	20
First Financial Northwest, Inc.	6,600	58
First Industrial Realty Trust, Inc. (ö)	1,000	4
First Merchants Corp.	1,100	11
First Niagara Financial Group, Inc.	3,900	49
First Place Financial Corp.	3,700	16

	Principal Amount ($) or Shares	Market Value $
First Potomac Realty Trust (ö)	6,900	72
FirstMerit Corp.	604	11
Flagstone Reinsurance Holdings, Ltd.	3,800	36
Flushing Financial Corp.	300	3
Fox Chase Bancorp, Inc. (Æ)	2,200	22
FPIC Insurance Group, Inc. (Æ)	1,200	36
Getty Realty Corp. (ö)	2,700	49
Glacier Bancorp, Inc.	1,400	23
Glimcher Realty Trust (ö)	5,200	14
Greenhill & Co., Inc.	200	15
Greenlight Capital Re, Ltd. (Æ)	4,000	66
Hancock Holding Co.	1,500	52
Harleysville Group, Inc.	2,200	64
Harleysville National Corp.	700	4
Healthcare Realty Trust, Inc. (ö)	3,800	63
Hercules Technology Growth Capital, Inc.	833	6
Highwoods Properties, Inc. (ö)	1,900	43
Home Properties, Inc. (ö)	1,200	40
Horace Mann Educators Corp.	2,700	24
Inland Real Estate Corp. (ö)	1,200	8
Integra Bank Corp.	475	1
Interactive Brokers Group, Inc. Class A (Æ)	1,400	21
International Assets Holding Corp. (Æ)	1,167	17
International Bancshares Corp.	5,900	66
Investors Bancorp, Inc. (Æ)	600	5
IPC Holdings, Ltd.	3,700	92
Kansas City Life Insurance Co.	700	16
Kearny Financial Corp.	900	10
Knight Capital Group, Inc. Class A (Æ)	7,100	122
LaBranche & Co., Inc. (Æ)	9,800	42
Ladenburg Thalmann Financial Services, Inc. (Æ)	2,400	2
Lakeland Bancorp, Inc.	1,165	12
Lakeland Financial Corp.	400	7
LaSalle Hotel Properties (ö)	2,500	34
Lexington Realty Trust (ö)	14,684	62
Life Partners Holdings, Inc.	900	14
LTC Properties, Inc. (ö)	1,600	33
M&T Bank Corp.	583	29
MainSource Financial Group, Inc.	1,920	15
Max Capital Group, Ltd.	2,500	40
MB Financial, Inc.	600	6
MCG Capital Corp.	4,900	11
Medical Properties Trust, Inc. (ö)	7,500	47
MFA Financial, Inc. (ö)	12,000	75
Montpelier Re Holdings, Ltd.	8,000	107
National Health Investors, Inc. (ö)	200	5
National Retail Properties, Inc. (ö)	3,400	58
NBT Bancorp, Inc.	3,100	68
Nelnet, Inc. Class A (Æ)	2,900	25
NewAlliance Bancshares, Inc.	6,700	87

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
NorthStar Realty Finance Corp. (ö)	6,029	20
OceanFirst Financial Corp.	900	11
Ocwen Financial Corp. (Æ)	1,500	19
Odyssey Re Holdings Corp.	800	32
Old National Bancorp	3,600	43
Omega Healthcare Investors, Inc. (ö)	800	13
optionsXpress Holdings, Inc.	4,200	72
Oriental Financial Group, Inc.	300	3
Pacific Capital Bancorp NA	500	3
PacWest Bancorp	3,200	45
Park National Corp.	600	38
Parkway Properties, Inc. (ö)	1,200	16
Pennsylvania Real Estate Investment Trust (ö)	6,200	35
Penson Worldwide, Inc. (Æ)	1,600	16
Peoples Bancorp, Inc.	1,000	18
PHH Corp. (Æ)	2,800	43
Pico Holdings, Inc. (Æ)	1,300	36
Platinum Underwriters Holdings, Ltd.	3,700	107
PMA Capital Corp. Class A (Æ)	3,483	17
Portfolio Recovery Associates, Inc. (Æ)	100	4
ProAssurance Corp. (Æ)	600	27
Prospect Capital Corp.	1,400	12
Prosperity Bancshares, Inc.	2,400	67
Provident Financial Services, Inc.	5,900	58
Provident New York Bancorp	500	4
PS Business Parks, Inc. (ö)	1,800	81
Radian Group, Inc.	6,000	17
RAIT Financial Trust (ö)	12,900	16
Realty Income Corp. (ö)	1,200	26
Redwood Trust, Inc. (ö)	3,300	53
Republic Bancorp, Inc. Class A	1,720	42
Resource Capital Corp. (ö)	4,300	14
Riskmetrics Group, Inc. (Æ)	500	8
Santander BanCorp	1,400	10
Saul Centers, Inc. (ö)	1,200	34
SCBT Financial Corp.	200	5
SeaBright Insurance Holdings, Inc. (Æ)	3,800	31
Senior Housing Properties Trust (ö)	4,300	72
Simmons First National Corp. Class A	1,100	30
South Financial Group, Inc. (The)	6,600	13
Southside Bancshares, Inc.	1,050	24
Southwest Bancorp, Inc.	1,300	12
Sterling Bancorp Class N	400	4
Sterling Bancshares, Inc.	2,500	16
Strategic Hotels & Resorts, Inc. (ö)	12,900	15
Suffolk Bancorp	1,400	37
Sun Communities, Inc. (ö)	4,200	59
Sunstone Hotel Investors, Inc. (ö)	10,294	60
SWS Group, Inc.	1,600	20
SY Bancorp, Inc.	300	7
Tanger Factory Outlet Centers (ö)	2,500	81

	Principal Amount ($) or Shares	Market Value $
Tower Group, Inc.	1,300	31
TowneBank	1,200	20
TradeStation Group, Inc. (Æ)	1,900	16
Trustco Bank Corp. NY	2,600	15
Trustmark Corp.	2,000	39
U-Store-It Trust (ö)	7,700	23
UMB Financial Corp.	2,000	80
Umpqua Holdings Corp.	2,600	22
United Bankshares, Inc.	2,000	42
Univest Corp. of Pennsylvania	400	8
Validus Holdings, Ltd.	700	16
WesBanco, Inc.	3,200	53
Westamerica Bancorporation	100	5
Westwood Holdings Group, Inc.	700	28
Wilshire Bancorp, Inc.	2,700	13
World Acceptance Corp. (Æ)	700	14
WSFS Financial Corp.	600	16
		5,557
Health Care - 13.3%
Acorda Therapeutics, Inc. (Æ)	900	22
Adolor Corp. (Æ)	1,500	3
Affymetrix, Inc. (Æ)	7,000	34
Air Methods Corp. (Æ)	700	18
Albany Molecular Research, Inc. (Æ)	7,300	64
Align Technology, Inc. (Æ)	3,500	41
Alkermes, Inc. (Æ)	3,700	30
Alliance HealthCare Services, Inc. (Æ)	8,400	58
Allos Therapeutics, Inc. (Æ)	2,100	15
Alnylam Pharmaceuticals, Inc. (Æ)	1,200	24
American Medical Systems Holdings, Inc. (Æ)	3,400	52
AMERIGROUP Corp. Class A (Æ)	5,800	167
Amicus Therapeutics, Inc. (Æ)	1,300	9
AMN Healthcare Services, Inc. (Æ)	3,400	24
Amsurg Corp. Class A (Æ)	1,000	19
Angiodynamics, Inc. (Æ)	1,500	18
Arqule, Inc. (Æ)	600	3
Assisted Living Concepts, Inc. (Æ)	200	3
Auxilium Pharmaceuticals, Inc. (Æ)	200	5
Bio-Rad Laboratories, Inc. Class A (Æ)	800	60
Biodel, Inc. (Æ)	800	3
BioMimetic Therapeutics, Inc. (Æ)	1,900	16
Bruker Corp. (Æ)	3,600	23
Cadence Pharmaceuticals, Inc. (Æ)	1,100	12
Cantel Medical Corp. (Æ)	800	11
Cardiac Science Corp. (Æ)	2,100	9
Celldex Therapeutics, Inc. (Æ)	4,700	42
Centene Corp. (Æ)	6,800	124
Chemed Corp.	700	27
Conmed Corp. (Æ)	4,800	76

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Corvel Corp. (Æ)	500	11
CryoLife, Inc. (Æ)	300	1
Cubist Pharmaceuticals, Inc. (Æ)	3,600	61
Cyberonics, Inc. (Æ)	1,000	14
Cynosure, Inc. Class A (Æ)	700	5
Dendreon Corp. (Æ)	3,200	73
Depomed, Inc. (Æ)	4,600	10
Durect Corp. (Æ)	1,100	3
Emergent Biosolutions, Inc. (Æ)	3,400	37
Enzon Pharmaceuticals, Inc. (Æ)	14,100	113
eResearchTechnology, Inc. (Æ)	2,600	16
ev3, Inc. (Æ)	3,700	34
Exelixis, Inc. (Æ)	2,100	12
Facet Biotech Corp. (Æ)	1,360	13
Genomic Health, Inc. (Æ)	500	10
Gentiva Health Services, Inc. (Æ)	1,400	22
Geron Corp. (Æ)	2,400	16
Greatbatch, Inc. (Æ)	1,800	37
Haemonetics Corp. (Æ)	1,000	53
Healthspring, Inc. (Æ)	6,700	65
Human Genome Sciences, Inc. (Æ)	12,600	31
ICU Medical, Inc. (Æ)	500	18
Idenix Pharmaceuticals, Inc. (Æ)	600	2
Insulet Corp. (Æ)	800	6
Integra LifeSciences Holdings Corp. (Æ)	500	13
Invacare Corp.	6,900	117
inVentiv Health, Inc. (Æ)	600	8
IRIS International, Inc. (Æ)	400	5
Isis Pharmaceuticals, Inc. (Æ)	6,200	86
Kensey Nash Corp. (Æ)	700	17
Kindred Healthcare, Inc. (Æ)	3,800	50
Magellan Health Services, Inc. (Æ)	1,200	36
MannKind Corp. (Æ)	900	6
Martek Biosciences Corp. (Æ)	500	11
Maxygen, Inc. (Æ)	3,338	24
Medarex, Inc. (Æ)	7,800	56
Medcath Corp. (Æ)	1,400	15
Medicis Pharmaceutical Corp. Class A	3,100	49
Medivation, Inc. (Æ)	1,500	34
Merit Medical Systems, Inc. (Æ)	1,700	23
Molina Healthcare, Inc. (Æ)	1,400	33
Momenta Pharmaceuticals, Inc. (Æ)	2,600	23
Myriad Genetics, Inc. (Æ)	3,100	112
Nabi Biopharmaceuticals (Æ)	3,000	8
Nektar Therapeutics (Æ)	2,800	19
Neurocrine Biosciences, Inc. (Æ)	3,529	11
Nighthawk Radiology Holdings, Inc. (Æ)	2,700	11
NPS Pharmaceuticals, Inc. (Æ)	5,500	18
NuVasive, Inc. (Æ)	600	22
NxStage Medical, Inc. (Æ)	3,200	11
Obagi Medical Products, Inc. (Æ)	1,600	11

	Principal Amount ($) or Shares	Market Value $
Odyssey HealthCare, Inc. (Æ)	2,300	23
OraSure Technologies, Inc. (Æ)	4,200	15
Orthofix International NV (Æ)	600	15
Osiris Therapeutics, Inc. (Æ)	1,400	18
Pain Therapeutics, Inc. (Æ)	3,200	14
PDL BioPharma, Inc. (Æ)	19,100	133
PharMerica Corp. (Æ)	1,500	26
Phase Forward, Inc. (Æ)	1,800	25
Progenics Pharmaceuticals, Inc. (Æ)	600	3
PSS World Medical, Inc. (Æ)	4,900	79
Questcor Pharmaceuticals, Inc. (Æ)	7,100	30
Quidel Corp. (Æ)	1,400	18
Regeneron Pharmaceuticals, Inc. (Æ)	600	9
RehabCare Group, Inc. (Æ)	2,400	52
Res-Care, Inc. (Æ)	2,600	37
Salix Pharmaceuticals, Ltd. (Æ)	2,100	19
Seattle Genetics, Inc. (Æ)	3,300	30
Sequenom, Inc. (Æ)	1,700	6
Somanetics Corp. (Æ)	2,900	49
SonoSite, Inc. (Æ)	700	13
Stereotaxis, Inc. (Æ)	3,800	13
STERIS Corp.	6,600	156
Sun Healthcare Group, Inc. Class W (Æ)	500	5
SurModics, Inc. (Æ)	1,100	22
Theravance, Inc. (Æ)	1,600	24
Universal American Corp. (Æ)	4,400	40
Valeant Pharmaceuticals International (Æ)	8,500	195
Varian, Inc. (Æ)	2,600	90
Viropharma, Inc. (Æ)	9,600	67
Vivus, Inc. (Æ)	6,800	35
Volcano Corp. (Æ)	1,900	23
West Pharmaceutical Services, Inc.	500	16
Zoll Medical Corp. (Æ)	900	15
		3,819
Industrials - 15.1%
AAON, Inc.	600	12
Actuant Corp. Class A	600	7
Acuity Brands, Inc.	100	3
Administaff, Inc.	2,100	45
Advisory Board Co. (The) (Æ)	500	12
Alaska Air Group, Inc. (Æ)	3,600	56
Altra Holdings, Inc. (Æ)	3,200	21
Amerco, Inc. (Æ)	500	18
American Reprographics Co. (Æ)	2,600	23
American Science & Engineering, Inc.	400	25
American Woodmark Corp.	3,000	58
Ameron International Corp.	200	11
Ampco-Pittsburgh Corp.	1,300	34
AO Smith Corp.	3,100	93

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Apogee Enterprises, Inc.	3,700	46
Applied Industrial Technologies, Inc.	500	10
Applied Signal Technology, Inc.	600	13
Argon ST, Inc. (Æ)	1,000	21
Arkansas Best Corp.	1,500	42
ATC Technology Corp. (Æ)	4,400	64
Atlas Air Worldwide Holdings, Inc. (Æ)	500	13
AZZ, Inc. (Æ)	500	17
Baldor Electric Co.	300	7
Barnes Group, Inc.	1,100	17
Beacon Roofing Supply, Inc. (Æ)	1,900	28
Brady Corp. Class A	2,200	54
Cascade Corp.	300	9
CBIZ, Inc. (Æ)	5,100	37
CDI Corp.	800	9
Celadon Group, Inc. (Æ)	2,500	19
Ceradyne, Inc. (Æ)	5,300	120
Chart Industries, Inc. (Æ)	4,500	95
CIRCOR International, Inc.	2,600	63
Clarcor, Inc.	500	14
Clean Harbors, Inc. (Æ)	500	27
Comfort Systems USA, Inc.	4,800	45
CRA International, Inc. (Æ)	600	16
Cubic Corp.	1,100	42
Deluxe Corp.	1,700	24
Dollar Thrifty Automotive Group, Inc. (Æ)	900	8
DXP Enterprises, Inc. (Æ)	400	6
Dycom Industries, Inc. (Æ)	4,600	54
Dynamex, Inc. (Æ)	300	5
Dynamic Materials Corp.	700	13
DynCorp International, Inc. Class A (Æ)	500	7
EMCOR Group, Inc. (Æ)	6,000	135
Encore Wire Corp.	700	15
EnergySolutions, Inc.	1,900	15
EnerSys (Æ)	1,500	24
EnPro Industries, Inc. (Æ)	4,600	81
Federal Signal Corp.	3,400	29
Force Protection, Inc. (Æ)	8,200	71
FuelCell Energy, Inc. (Æ)	9,500	32
Genesee & Wyoming, Inc. Class A (Æ)	1,000	29
Gibraltar Industries, Inc.	3,300	25
GrafTech International, Ltd. (Æ)	16,100	164
Graham Corp.	400	6
Granite Construction, Inc.	2,900	106
GT Solar International, Inc. (Æ)	2,300	15
H&E Equipment Services, Inc. (Æ)	3,700	24
Hawaiian Holdings, Inc. (Æ)	7,500	39
Heartland Express, Inc.	5,066	79
Heico Corp.	500	17
Heidrick & Struggles International, Inc.	1,323	24
Herman Miller, Inc.	3,500	50

	Principal Amount ($) or Shares	Market Value $
Hexcel Corp. (Æ)	2,100	22
HNI Corp.	2,000	35
Houston Wire & Cable Co.	4,100	49
Hudson Highland Group, Inc. (Æ)	10,400	20
Insteel Industries, Inc.	3,500	30
Interface, Inc. Class A	1,000	6
Kadant, Inc. (Æ)	2,300	32
Kaman Corp. Class A	1,000	16
Kelly Services, Inc. Class A	2,100	22
Kenexa Corp. (Æ)	2,000	19
Kforce, Inc. (Æ)	3,300	31
Kimball International, Inc. Class B	2,700	16
Knoll, Inc.	3,700	26
Korn/Ferry International (Æ)	500	6
Layne Christensen Co. (Æ)	1,300	28
LB Foster Co. Class A (Æ)	200	6
Lydall, Inc. (Æ)	8,300	31
M&F Worldwide Corp. (Æ)	1,800	30
Marten Transport, Ltd. (Æ)	2,000	43
Mcgrath Rentcorp	1,200	22
MPS Group, Inc. (Æ)	7,000	53
Mueller Industries, Inc.	500	11
Mueller Water Products, Inc. Class A	3,500	13
Navigant Consulting, Inc. (Æ)	4,800	57
NN, Inc.	6,000	9
Nordson Corp.	2,200	84
On Assignment, Inc. (Æ)	1,900	7
Orbital Sciences Corp. (Æ)	1,300	19
Pacer International, Inc.	7,200	19
Pike Electric Corp. (Æ)	500	5
PRG-Schultz International, Inc. (Æ)	3,800	11
Quanex Building Products Corp.	500	5
Republic Airways Holdings, Inc. (Æ)	2,700	16
Resources Connection, Inc. (Æ)	2,000	37
Robbins & Myers, Inc.	2,800	54
RSC Holdings, Inc. (Æ)	2,900	17
Saia, Inc. (Æ)	2,200	30
Skywest, Inc.	9,600	98
Spherion Corp. (Æ)	11,300	39
Standard Parking Corp. (Æ)	3,300	49
Standard Register Co. (The)	3,200	11
Standex International Corp.	800	8
Steiner Leisure, Ltd. (Æ)	1,500	44
Sykes Enterprises, Inc. (Æ)	4,000	65
TAL International Group, Inc.	900	9
Taser International, Inc. (Æ)	5,000	22
Tecumseh Products Co. Class A (Æ)	2,800	23
Tennant Co.	200	4
Tetra Tech, Inc. (Æ)	1,200	31
Titan International, Inc.	1,950	18
Titan Machinery, Inc. (Æ)	700	9
Tredegar Corp.	3,700	52

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Triumph Group, Inc.	500	20
TrueBlue, Inc. (Æ)	6,100	52
Twin Disc, Inc.	2,300	17
United Stationers, Inc. (Æ)	1,000	36
Viad Corp.	2,800	41
VSE Corp.	100	2
Wabash National Corp.	900	1
Wabtec Corp.	1,700	61
Waste Connections, Inc. (Æ)	4,150	105
Waste Services, Inc. (Æ)	2,000	12
Watson Wyatt Worldwide, Inc. Class A	1,900	72
Watts Water Technologies, Inc. Class A	1,200	25
Werner Enterprises, Inc.	6,200	111
Woodward Governor Co.	1,600	33
Xerium Technologies, Inc. (Æ)	4,500	3
		4,353
Information Technology - 21.1%
3Com Corp. (Æ)	45,300	196
3PAR, Inc. (Æ)	1,300	11
ACI Worldwide, Inc. (Æ)	4,800	72
Actel Corp. (Æ)	3,500	39
Acxiom Corp.	13,900	149
Adaptec, Inc. (Æ)	2,500	7
Adtran, Inc.	1,900	39
Agilysys, Inc.	3,500	23
Amkor Technology, Inc. (Æ)	5,900	27
Anadigics, Inc. (Æ)	1,000	4
Applied Micro Circuits Corp. (Æ)	4,900	38
Arris Group, Inc. (Æ)	16,493	200
Art Technology Group, Inc. (Æ)	5,000	18
Avocent Corp. (Æ)	1,900	27
Benchmark Electronics, Inc. (Æ)	8,300	101
Black Box Corp.	1,200	39
Brightpoint, Inc. (Æ)	3,200	19
Brooks Automation, Inc. (Æ)	3,500	14
CACI International, Inc. Class A (Æ)	200	8
Ciber, Inc. (Æ)	8,200	26
Cirrus Logic, Inc. (Æ)	9,800	38
Cogent, Inc. (Æ)	2,500	25
Cognex Corp.	2,300	30
Cogo Group, Inc. (Æ)	1,800	12
Coherent, Inc. (Æ)	3,800	74
CommVault Systems, Inc. (Æ)	700	9
Compellent Technologies, Inc. (Æ)	1,200	14
Comtech Telecommunications Corp. (Æ)	400	12
CSG Systems International, Inc. (Æ)	6,200	85
CTS Corp.	2,300	13
Cybersource Corp. (Æ)	1,400	18
Cymer, Inc. (Æ)	2,800	78
DealerTrack Holdings, Inc. (Æ)	1,400	20

	Principal Amount ($) or Shares	Market Value $
Digi International, Inc. (Æ)	4,900	42
Digital River, Inc. (Æ)	2,500	95
DivX, Inc. (Æ)	1,600	8
DSP Group, Inc. (Æ)	2,400	17
Earthlink, Inc. (Æ)	14,200	111
Ebix, Inc. (Æ)	600	19
Electronics for Imaging, Inc. (Æ)	900	9
Entegris, Inc. (Æ)	2,000	6
EPIQ Systems, Inc. (Æ)	550	8
Fair Isaac Corp.	1,800	32
Forrester Research, Inc. (Æ)	4,000	93
Gartner, Inc. (Æ)	5,600	86
Global Cash Access Holdings, Inc. (Æ)	8,177	57
Harmonic, Inc. (Æ)	4,984	29
Harris Stratex Networks, Inc. Class A (Æ)	3,077	15
Hutchinson Technology, Inc. (Æ)	1,100	2
iGate Corp.	2,100	11
Imation Corp.	4,200	41
Infinera Corp. (Æ)	3,500	30
infoGROUP, Inc. (Æ)	12,700	71
Informatica Corp. (Æ)	2,800	46
Infospace, Inc. (Æ)	2,800	20
InterDigital, Inc. (Æ)	3,000	77
Internap Network Services Corp. (Æ)	7,800	22
IXYS Corp.	1,300	12
j2 Global Communications, Inc. (Æ)	2,100	47
JDA Software Group, Inc. (Æ)	3,200	48
L-1 Identity Solutions, Inc. Class 1 (Æ)	1,800	16
Lawson Software, Inc. (Æ)	10,967	58
Littelfuse, Inc. (Æ)	2,000	35
LoopNet, Inc. (Æ)	2,300	19
Manhattan Associates, Inc. (Æ)	3,400	60
MAXIMUS, Inc.	800	32
Methode Electronics, Inc.	9,800	57
Micrel, Inc.	11,700	86
Micros Systems, Inc. (Æ)	700	18
Microsemi Corp. (Æ)	700	9
MicroStrategy, Inc. Class A (Æ)	1,400	65
MKS Instruments, Inc. (Æ)	5,600	76
Monotype Imaging Holdings, Inc. (Æ)	6,000	34
MTS Systems Corp.	900	20
Multi-Fineline Electronix, Inc. (Æ)	1,400	27
Net 1 UEPS Technologies, Inc. (Æ)	1,700	21
Netezza Corp. (Æ)	1,700	12
Netgear, Inc. (Æ)	1,900	27
Netscout Systems, Inc. (Æ)	1,400	13
NIC, Inc.	1,700	10
Novatel Wireless, Inc. (Æ)	3,900	46
OSI Systems, Inc. (Æ)	300	5
Parametric Technology Corp. (Æ)	4,040	47
PC-Telephone, Inc. (Æ)	2,600	14

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pegasystems, Inc.	3,200	85
Perficient, Inc. (Æ)	1,900	12
Pericom Semiconductor Corp. (Æ)	4,400	42
Perot Systems Corp. Class A (Æ)	2,100	29
Plexus Corp. (Æ)	1,000	18
PMC - Sierra, Inc. (Æ)	17,500	133
Polycom, Inc. (Æ)	5,300	92
Powerwave Technologies, Inc. (Æ)	3,500	5
Progress Software Corp. (Æ)	4,200	94
Quantum Corp. (Æ)	5,300	6
Quest Software, Inc. (Æ)	4,400	57
RF Micro Devices, Inc. (Æ)	16,000	46
RightNow Technologies, Inc. (Æ)	500	4
Riverbed Technology, Inc. (Æ)	2,200	44
Rofin-Sinar Technologies, Inc. (Æ)	600	13
Rogers Corp. (Æ)	2,400	41
Rubicon Technology, Inc. (Æ)	566	5
S1 Corp. (Æ)	3,500	24
Sanmina-SCI Corp. (Æ)	7,600	5
Sapient Corp. (Æ)	5,400	29
SAVVIS, Inc. (Æ)	3,400	40
Scansource, Inc. (Æ)	400	10
Semtech Corp. (Æ)	8,000	129
Sigma Designs, Inc. (Æ)	4,098	63
Silicon Graphics International Corp. (Æ)	3,800	19
Silicon Image, Inc. (Æ)	9,700	23
Silicon Storage Technology, Inc. (Æ)	19,800	36
Skyworks Solutions, Inc. (Æ)	6,000	57
Smith Micro Software, Inc. (Æ)	700	7
Solera Holdings, Inc. (Æ)	2,300	53
SonicWALL, Inc. (Æ)	11,300	58
SPSS, Inc. (Æ)	3,600	120
Standard Microsystems Corp. (Æ)	800	15
SuccessFactors, Inc. (Æ)	3,800	30
Sybase, Inc. (Æ)	6,600	215
Symmetricom, Inc. (Æ)	5,435	28
Synaptics, Inc. (Æ)	2,350	82
SYNNEX Corp. (Æ)	700	18
Take-Two Interactive Software, Inc. (Æ)	2,500	22
Tekelec (Æ)	6,000	98
TeleCommunication Systems, Inc. (Æ)	600	4
TeleTech Holdings, Inc. (Æ)	4,900	56
Tessera Technologies, Inc. (Æ)	2,600	61
TIBCO Software, Inc. (Æ)	19,300	128
TiVo, Inc. (Æ)	4,400	31
TNS, Inc. (Æ)	1,100	21
TriQuint Semiconductor, Inc. (Æ)	11,500	51
TTM Technologies, Inc. (Æ)	7,600	68
United Online, Inc.	2,600	17
Valueclick, Inc. (Æ)	2,900	32
Viasat, Inc. (Æ)	1,200	30
Vignette Corp. (Æ)	3,300	43

	Principal Amount ($) or Shares	Market Value $
VistaPrint, Ltd. (Æ)	2,800	107
Volterra Semiconductor Corp. (Æ)	2,200	30
Websense, Inc. (Æ)	1,400	25
Wind River Systems, Inc. (Æ)	2,700	21
Wright Express Corp. (Æ)	2,100	52
Zoran Corp. (Æ)	1,700	19
		6,049
Materials - 4.2%
Brush Engineered Materials, Inc. (Æ)	800	12
Buckeye Technologies, Inc. (Æ)	11,200	57
Calgon Carbon Corp. (Æ)	1,900	22
Compass Minerals International, Inc.	600	32
Glatfelter	3,800	39
HB Fuller Co.	2,500	42
Headwaters, Inc. (Æ)	1,400	6
Horsehead Holding Corp. (Æ)	1,000	7
Innophos Holdings, Inc.	2,700	42
Lawson Products, Inc.	400	4
LSB Industries, Inc. (Æ)	1,300	22
Minerals Technologies, Inc.	2,200	86
Myers Industries, Inc.	1,200	12
Olin Corp.	8,100	108
OM Group, Inc. (Æ)	2,300	61
PolyOne Corp. (Æ)	1,400	4
Rock-Tenn Co. Class A	3,300	127
RTI International Metals, Inc. (Æ)	300	4
Schulman A, Inc.	2,900	43
Schweitzer-Mauduit International, Inc.	300	7
Sensient Technologies Corp.	4,000	92
Silgan Holdings, Inc.	2,200	97
Solutia, Inc. (Æ)	800	4
Spartech Corp.	3,000	13
Stepan Co.	1,600	67
Stillwater Mining Co. (Æ)	6,100	45
Tutor Perini Corp. (Æ)	1,300	27
Wausau Paper Corp.	1,600	12
Worthington Industries, Inc.	5,700	80
WR Grace & Co. (Æ)	1,900	25
		1,199
Telecommunication Services - 1.8%
Cbeyond, Inc. (Æ)	400	7
Cogent Communications Group, Inc. (Æ)	2,000	16
General Communication, Inc. Class A (Æ)	10,700	71
Global Crossing, Ltd. (Æ)	2,300	19
NTELOS Holdings Corp.	1,600	28
PAETEC Holding Corp. (Æ)	1,200	4
Premiere Global Services, Inc. (Æ)	7,400	88
Shenandoah Telecommunications Co.	500	10

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Syniverse Holdings, Inc. (Æ)	5,200	78
Time Warner Telecom, Inc. Class A (Æ)	12,200	145
USA Mobility, Inc.	4,400	49
		515
Utilities - 3.4%
Allete, Inc.	1,200	32
Avista Corp.	8,500	135
California Water Service Group	800	28
Central Vermont Public Service Corp.	1,200	19
Cleco Corp.	200	4
El Paso Electric Co. (Æ)	6,800	90
Empire District Electric Co. (The)	800	12
Idacorp, Inc.	5,700	133
Laclede Group, Inc. (The)	1,600	50
Northwest Natural Gas Co.	3,100	131
NorthWestern Corp.	3,200	69
Piedmont Natural Gas Co., Inc.	300	7
Portland General Electric Co.	4,200	75
South Jersey Industries, Inc.	500	17
Southwest Gas Corp.	6,000	125
Unisource Energy Corp.	1,200	30
Westar Energy, Inc.	400	7
		964
Total Common Stocks (cost $31,982)		28,520
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	216	—	±
AIM Short Term Investment Treasury Portfolio	176	—	±
Total Short-Term Investments (cost $0)		—	±
Total Investments - 99.3% (identified cost $31,982)		28,520
Other Assets and Liabilities, Net - 0.7%		203
Net Assets - 100.0%		28,723

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME)	8	USD	401	06/09	5
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					5

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.6%
Consumer Discretionary - 13.3%
Apollo Group, Inc. Class A (Æ)	1,377	81
AutoZone, Inc. (Æ)	519	79
Big Lots, Inc. (Æ)(Û)	2,743	63
Career Education Corp. (Æ)(Û)	1,850	37
Carter's, Inc. (Æ)(Û)	3,541	84
Childrens Place Retail Stores, Inc. (The) (Æ)(Û)	1,483	53
DIRECTV Group, Inc. (The) (Æ)	969	22
Garmin, Ltd.	3,981	83
NVR, Inc. (Æ)(Û)	135	67
PetSmart, Inc.	984	20
Tempur-Pedic International, Inc. (Û)	7,733	85
Tractor Supply Co. (Æ)	1,189	46
		720
Consumer Staples - 6.6%
Archer-Daniels-Midland Co. (Û)	2,783	77
Bunge, Ltd.	1,109	70
Dean Foods Co. (Æ)	3,587	67
Procter & Gamble Co. (The) (Û)	648	34
Safeway, Inc.	1,134	23
Wal-Mart Stores, Inc.	1,757	87
		358
Energy - 11.7%
Chevron Corp. (Û)	348	23
ENSCO International, Inc.	1,387	54
Exxon Mobil Corp. (Û)	2,405	167
Frontier Oil Corp. (Û)	4,168	73
Noble Corp.	1,683	58
Occidental Petroleum Corp. (Û)	918	61
Tesoro Corp.	3,847	65
Transocean, Ltd. (Æ)	637	51
Walter Energy, Inc. Class A	886	29
World Fuel Services Corp. (Û)	1,280	54
		635
Financials - 13.6%
American Express Co.	1,427	35
Bank of America Corp.	5,177	58
Bank of New York Mellon Corp. (The) (Û)	1,457	40
Goldman Sachs Group, Inc. (The) (Û)	544	79
IntercontinentalExchange, Inc. (Æ)	701	76
JPMorgan Chase & Co.	3,349	124
Knight Capital Group, Inc. Class A (Æ)	3,745	64
Morgan Stanley	2,279	69
Prosperity Bancshares, Inc.	1,051	30

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc.	632	25
Wells Fargo & Co. (Û)	5,250	134
		734
Health Care - 12.8%
Abbott Laboratories (Û)	2,417	109
Aetna, Inc.	917	25
Biogen Idec, Inc. (Æ)	822	43
Eli Lilly & Co.	2,728	94
Endo Pharmaceuticals Holdings, Inc. (Æ)	4,342	69
Johnson & Johnson (Û)	716	40
Myriad Genetics, Inc. (Æ)	663	24
Omnicare, Inc.	2,590	70
Pfizer, Inc. (Û)	8,573	130
UnitedHealth Group, Inc.	3,238	86
		690
Industrials - 10.3%
EMCOR Group, Inc. (Æ)	2,235	50
General Electric Co. (Û)	8,721	118
GrafTech International, Ltd. (Æ)	4,318	44
Granite Construction, Inc.	2,304	84
Lockheed Martin Corp. (Û)	371	31
Oshkosh Corp.	4,740	56
Raytheon Co.	2,045	92
WESCO International, Inc. (Æ)	3,151	84
		559
Information Technology - 22.5%
3Com Corp. (Æ)(Û)	18,876	82
Accenture, Ltd. Class A	650	19
Agilent Technologies, Inc. (Æ)	3,731	68
Alliance Data Systems Corp. (Æ)	1,944	79
Apple, Inc. (Æ)(Û)	232	32
Arris Group, Inc. (Æ)(Û)	7,447	90
Broadridge Financial Solutions, Inc. (Û)	4,607	76
Fiserv, Inc. (Æ)	1,413	60
Google, Inc. Class A (Æ)(Û)	76	32
Harris Corp.	2,666	83
Hewlett-Packard Co.	674	23
Ingram Micro, Inc. Class A (Æ)(Û)	4,728	78
International Business Machines Corp.	1,597	170
Microsoft Corp. (Û)	1,890	39
Oracle Corp. (Û)	3,025	59
Skyworks Solutions, Inc. (Æ)	7,306	70
Symantec Corp. (Æ)	4,514	70
Western Digital Corp. (Æ)	2,700	67
Wright Express Corp. (Æ)	786	20
		1,217

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 4.2%
CF Industries Holdings, Inc. (Û)	459	36
Cliffs Natural Resources, Inc. (Û)	2,358	64
OM Group, Inc. (Æ)	2,027	54
Pactiv Corp. (Æ)(Û)	3,182	71
		225
Telecommunication Services - 1.3%
AT&T, Inc. (Û)	1,950	48
Verizon Communications, Inc. (Û)	778	23
		71
Utilities - 2.3%
Centerpoint Energy, Inc.	4,310	44
CMS Energy Corp. (Û)	3,165	36
Unisource Energy Corp.	1,713	43
		123
Total Common Stocks (cost $4,983)		5,332
Short-Term Investments - 13.1%
AIM Short Term Investment Treasury Portfolio	100	— ±
Federated Investors Prime Cash Obligations Fund	711,087	711
Total Short-Term Investments (cost $711)		711
Total Investments - 111.7% (identified cost $5,694)		6,043
Securities Sold Short - (26.6%)
Consumer Discretionary - (1.1%)
Cablevision Systems Corp. Class A	(1,720)	(33)
Eastman Kodak Co.	(10,574)	(27)
		(60)
Consumer Staples - (1.1%)
United Natural Foods, Inc. (Æ)	(2,609)	(59)
Financials - (3.3%)
CapitalSource, Inc.	(17,840)	(67)
MBIA, Inc. (Æ)	(5,690)	(37)
St. Joe Co. (The) (Æ)	(2,987)	(76)
		(180)

	Principal Amount ($) or Shares	Market Value $
Health Care - (3.0%)
Alnylam Pharmaceuticals, Inc. (Æ)	(2,564)	(52)
Brookdale Senior Living, Inc.	(2,031)	(24)
Cepheid, Inc. (Æ)	(6,298)	(64)
Meridian Bioscience, Inc.	(1,283)	(24)
		(164)
Industrials - (6.2%)
BE Aerospace, Inc. (Æ)	(1,568)	(23)
Corporate Executive Board Co. (The)	(3,565)	(62)
Hexcel Corp. (Æ)	(6,996)	(75)
Kaydon Corp.	(2,077)	(71)
Owens Corning (Æ)	(5,111)	(71)
United Stationers, Inc. (Æ)	(870)	(32)
		(334)
Information Technology - (7.1%)
Ariba, Inc. (Æ)	(3,860)	(37)
AVX Corp.	(3,651)	(34)
Brocade Communications Systems, Inc. (Æ)	(8,994)	(66)
Formfactor, Inc. (Æ)	(3,806)	(69)
Itron, Inc. (Æ)	(1,176)	(69)
Rofin-Sinar Technologies, Inc. (Æ)	(3,544)	(80)
Zebra Technologies Corp. Class A (Æ)	(1,438)	(30)
		(385)
Telecommunication Services - (2.3%)
EchoStar Corp. (Æ)	(4,228)	(68)
Time Warner Telecom, Inc. Class A (Æ)	(4,741)	(56)
		(124)
Utilities - (2.5%)
Calpine Corp. (Æ)	(5,193)	(70)
Equities Corp.	(658)	(25)
RRI Energy, Inc. (Æ)	(7,263)	(40)
		(135)
Total Securities Sold Short (cost $(1,377))		(1,441)
Other Assets and Liabilities, Net - 14.9%		807
Net Assets - 100.0%		5,409

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 130.7%
Consumer Discretionary - 18.5%
Advance Auto Parts, Inc.	1,569	67
Aeropostale, Inc. (Æ)	696	24
Apollo Group, Inc. Class A (Æ)	1,113	66
AutoNation, Inc. (Æ)	4,656	74
AutoZone, Inc. (Æ)	402	61
Big Lots, Inc. (Æ)	2,490	57
Carter's, Inc. (Æ)	2,865	68
Dollar Tree, Inc. (Æ)	678	30
Family Dollar Stores, Inc.	2,069	63
Gap, Inc. (The)	4,587	82
Garmin, Ltd.	839	17
Hasbro, Inc.	1,352	34
Kohl's Corp. (Æ)	677	29
Macy's, Inc.	5,681	66
NVR, Inc. (Æ)	159	79
Polo Ralph Lauren Corp. Class A	466	25
RadioShack Corp.	6,092	82
Ross Stores, Inc.	994	39
Tempur-Pedic International, Inc.	2,336	26
Tractor Supply Co. (Æ)	783	30
WMS Industries, Inc. (Æ)	2,002	71
		1,090
Consumer Staples - 7.3%
Archer-Daniels-Midland Co.	2,328	64
Bunge, Ltd.	885	56
Church & Dwight Co., Inc.	1,351	68
Coca-Cola Co. (The)	457	23
Dean Foods Co. (Æ)	2,145	40
PepsiCo, Inc.	268	14
Philip Morris International, Inc.	1,432	61
Procter & Gamble Co. (The)	894	46
Safeway, Inc.	345	7
Wal-Mart Stores, Inc.	1,009	50
		429
Energy - 18.5%
Alpha Natural Resources, Inc. (Æ)	2,401	66
Apache Corp.	277	23
Chevron Corp.	900	60
Comstock Resources, Inc. (Æ)	1,242	49
Exxon Mobil Corp.	3,655	254
Frontier Oil Corp.	4,578	80
Noble Corp.	2,370	81
Occidental Petroleum Corp.	1,715	115
Peabody Energy Corp.	2,516	86
Tesoro Corp.	4,211	71
Transocean, Ltd. (Æ)	1,104	88

	Principal Amount ($) or Shares	Market Value $
Walter Energy, Inc. Class A	938	31
World Fuel Services Corp.	1,950	83
		1,087
Financials - 15.2%
Affiliated Managers Group, Inc. (Æ)	112	6
Aspen Insurance Holdings, Ltd.	1,979	46
Bank of America Corp.	3,002	34
Bank of New York Mellon Corp. (The)	351	10
Capstead Mortgage Corp. (ö)	5,333	64
Cash America International, Inc.	850	19
Chubb Corp.	244	10
Goldman Sachs Group, Inc. (The)	828	120
Hospitality Properties Trust (ö)	4,769	67
IntercontinentalExchange, Inc. (Æ)	719	77
JPMorgan Chase & Co.	2,934	108
Knight Capital Group, Inc. Class A (Æ)	4,268	73
Morgan Stanley	3,681	111
New York Community Bancorp, Inc.	2,243	25
Northern Trust Corp.	167	10
PHH Corp. (Æ)	2,855	44
Prosperity Bancshares, Inc.	859	24
Wells Fargo & Co.	1,731	44
		892
Health Care - 22.1%
Abbott Laboratories	1,122	51
Aetna, Inc.	504	13
American Medical Systems Holdings, Inc. (Æ)	861	13
AMERIGROUP Corp. Class A (Æ)	1,706	49
Biogen Idec, Inc. (Æ)	1,153	60
Boston Scientific Corp. (Æ)	1,156	11
Centene Corp. (Æ)	2,107	38
Cephalon, Inc. (Æ)	714	42
Cigna Corp.	3,214	71
Community Health Systems, Inc. (Æ)	1,117	29
Cooper Cos., Inc. (The)	1,239	33
Eli Lilly & Co.	2,698	93
Endo Pharmaceuticals Holdings, Inc. (Æ)	937	15
Express Scripts, Inc. Class A (Æ)	160	10
Forest Laboratories, Inc. (Æ)	3,058	72
Johnson & Johnson	1,656	91
Kinetic Concepts, Inc. (Æ)	2,583	67
King Pharmaceuticals, Inc. (Æ)	8,733	83
Medtronic, Inc.	810	28
Millipore Corp. (Æ)	649	41
Myriad Genetics, Inc. (Æ)	1,169	42
Omnicare, Inc.	2,745	74

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pfizer, Inc.	9,777	149
St. Jude Medical, Inc. (Æ)	254	10
Thermo Fisher Scientific, Inc. (Æ)	220	9
UnitedHealth Group, Inc.	3,638	97
Valeant Pharmaceuticals International (Æ)	263	6
		1,297
Industrials - 14.1%
Chart Industries, Inc. (Æ)	1,005	21
EMCOR Group, Inc. (Æ)	1,737	39
Equifax, Inc.	701	19
Fluor Corp.	1,892	89
General Dynamics Corp.	310	18
General Electric Co.	12,684	171
Granite Construction, Inc.	1,726	63
L-3 Communications Holdings, Inc. Class 3	96	7
Norfolk Southern Corp.	283	11
Northrop Grumman Corp.	1,610	77
Raytheon Co.	1,741	78
Thomas & Betts Corp. (Æ)	2,124	65
TransDigm Group, Inc. (Æ)	511	20
Union Pacific Corp.	141	7
United Technologies Corp.	656	34
URS Corp. (Æ)	1,009	48
Waste Management, Inc.	325	9
WESCO International, Inc. (Æ)	2,026	54
		830
Information Technology - 21.6%
Acxiom Corp.	695	7
Affiliated Computer Services, Inc. Class A (Æ)	1,468	66
Alliance Data Systems Corp. (Æ)	1,602	65
Analog Devices, Inc.	270	7
Apple, Inc. (Æ)	703	96
Broadridge Financial Solutions, Inc.	3,625	60
Cisco Systems, Inc. (Æ)	4,402	82
EMC Corp. (Æ)	7,044	83
Google, Inc. Class A (Æ)	63	26
Hewitt Associates, Inc. Class A (Æ)	1,018	30
Hewlett-Packard Co.	1,749	60
Intel Corp.	4,059	64
International Business Machines Corp.	1,313	140
Lender Processing Services, Inc.	2,491	72
Microsoft Corp.	2,407	50
Oracle Corp.	2,790	55
Plantronics, Inc.	3,310	59
QLogic Corp. (Æ)	3,472	47
Quest Software, Inc. (Æ)	1,378	18
Symantec Corp. (Æ)	4,324	67

	Principal Amount ($) or Shares	Market Value $
Texas Instruments, Inc.	945	18
Western Digital Corp. (Æ)	2,750	68
Wright Express Corp. (Æ)	1,176	29
		1,269
Materials - 4.7%
Ball Corp.	1,241	50
Cliffs Natural Resources, Inc.	3,426	93
Pactiv Corp. (Æ)	3,006	67
Rock-Tenn Co. Class A	1,204	46
Silgan Holdings, Inc.	392	17
		273
Telecommunication Services - 1.7%
AT&T, Inc.	2,159	54
CenturyTel, Inc.	1,307	40
Verizon Communications, Inc.	268	8
		102
Utilities - 7.0%
Centerpoint Energy, Inc.	6,218	63
CMS Energy Corp.	5,988	68
Consolidated Edison, Inc.	1,843	65
DPL, Inc.	2,572	56
FPL Group, Inc.	1,503	85
Sempra Energy	1,657	76
		413
Total Common Stocks (cost $7,135)		7,682
Short-Term Investments - 1.1%
SSgA Prime Money Market Fund	65,533	66
Total Short-Term Investments (cost $66)		66
Total Investments - 131.8% (identified cost $7,201)		7,748
Securities Sold Short - (30.8%)
Consumer Discretionary - (3.7%)
Dick's Sporting Goods, Inc. (Æ)	(2,536)	(45)
Gentex Corp.	(1,259)	(15)
Goodyear Tire & Rubber Co. (The) (Æ)	(3,181)	(36)
Harley-Davidson, Inc.	(2,659)	(45)
Regal Entertainment Group Class A	(1,979)	(25)
Sotheby's Class A	(4,879)	(52)
		(218)

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — May 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - (4.3%)
Arena Resources, Inc. (Æ)	(1,290)	(46)
Atwood Oceanics, Inc. (Æ)	(1,783)	(47)
CNX Gas Corp. (Æ)	(416)	(13)
Continental Resources, Inc. (Æ)	(177)	(5)
Exterran Holdings, Inc. (Æ)	(2,127)	(42)
Massey Energy Co.	(2,418)	(55)
Penn Virginia Corp.	(2,450)	(47)
		(255)
Financials - (3.6%)
American Campus Communities, Inc. (ö)	(2,130)	(49)
CB Richard Ellis Group, Inc. Class A (Æ)	(4,764)	(35)
Post Properties, Inc. (ö)	(3,932)	(60)
SLM Corp. (Æ)	(6,284)	(42)
St. Joe Co. (The) (Æ)	(990)	(25)
		(211)
Health Care - (5.1%)
BioMarin Pharmaceutical, Inc. (Æ)	(1,667)	(23)
Cepheid, Inc. (Æ)	(4,624)	(47)
Covance, Inc. (Æ)	(1,244)	(52)
Eclipsys Corp. (Æ)	(2,029)	(30)
Illumina, Inc. (Æ)	(1,027)	(38)
Meridian Bioscience, Inc.	(1,591)	(30)
Parexel International Corp. (Æ)	(4,711)	(49)
PDL BioPharma, Inc. (Æ)	(1,620)	(11)
Psychiatric Solutions, Inc. (Æ)	(403)	(7)
Wright Medical Group, Inc. (Æ)	(786)	(12)
		(299)
Industrials - (8.5%)
Clean Harbors, Inc. (Æ)	(427)	(23)
Copart, Inc. (Æ)	(279)	(9)
Corporate Executive Board Co. (The)	(1,715)	(30)
Fastenal Co.	(1,445)	(48)
Hexcel Corp. (Æ)	(5,951)	(64)
II-VI, Inc. (Æ)	(401)	(10)
Kaydon Corp.	(1,306)	(45)
Mine Safety Appliances Co.	(2,125)	(50)
Moog, Inc. Class A (Æ)	(294)	(7)
Owens Corning (Æ)	(3,354)	(47)
Quanta Services, Inc. (Æ)	(1,618)	(37)
Textron, Inc.	(4,343)	(50)
Trinity Industries, Inc.	(3,225)	(49)
UAL Corp. (Æ)	(3,037)	(14)
United Stationers, Inc. (Æ)	(526)	(19)
		(502)

	Principal Amount ($) or Shares	Market Value $
Information Technology - (2.4%)
Ariba, Inc. (Æ)	(2,447)	(23)
Cognizant Technology Solutions Corp. Class A (Æ)	(1,082)	(28)
Omniture, Inc. (Æ)	(1,521)	(18)
Rofin-Sinar Technologies, Inc. (Æ)	(1,599)	(36)
VMware, Inc. Class A (Æ)	(1,199)	(37)
		(142)
Materials - (0.6%)
Calgon Carbon Corp. (Æ)	(929)	(11)
Carpenter Technology Corp.	(1,080)	(24)
		(35)
Telecommunication Services - (0.4%)
Telephone & Data Systems, Inc.	(735)	(22)
Utilities - (2.2%)
Calpine Corp. (Æ)	(5,340)	(72)
Equities Corp.	(1,497)	(56)
		(128)
Total Securities Sold Short (proceeds $(1,899)		(1,812)
Other Assets and Liabilities, Net - (1.0%)		(56)
Net Assets - 100.0%		5,880

See accompanying notes which are an integral part of the schedules of investments.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — May 31, 2009 (Unaudited)

Footnotes:

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair Value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA

Equity Funds

Notes to Quarterly Report — May 31, 2009 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that which are in operation as of May 31, 2009. This Quarterly Report reports on 7 funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

On October 16, 2008, the Board approved a plan to liquidate the SSgA Core Opportunities Fund, SSgA Aggressive Equity Fund, SSgA Concentrated Growth Opportunities Fund and SSgA Large Cap Value Fund. The liquidation occurred on December 12, 2008.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended May 31, 2009 were as follows:

	Disciplined Equity Fund		Small Cap Fund		Tuckerman Active REIT Fund		IAM SHARES Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$99,740,180	$75,275	$14,152,283	$—	$80,387,402	$—	$120,647,469	$769,076
Level 2	299,928	—	—	—	—	—	472,974	—
Level 3	—	—	—	—	—	—	—	—
	$100,040,108	$75,275	$14,152,283	$—	$80,387,402	$—	$121,120,443	$769,076
	Enhanced Small Cap Fund		Directional Core Equity Fund			Core Edge Equity Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Securities Sold Short	Other Financial Instruments*	Investments in Securities	Securities Sold Short	Other Financial Instruments*
Level 1	$28,519,981	$5,224	$6,042,904	$(1,441,432)	$—	$7,748,488	$(1,812,108)	$—
Level 2	—	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—
	$28,519,981	$5,224	$6,042,904	$(1,441,432)	$—	$7,748,488	$(1,812,108)	$—

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of May 31, 2009, there was no reportable Level 3 roll forward activity in the Funds.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of May 31, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM SHARES	Directional Core Equity	Enhanced Small Cap	Core Edge Equity
Cost of Investments for Tax Purposes	$103,074,166	$13,641,574	$88,047,861	$144,206,091	$5,746,277	$32,267,575	$7,666,184
Gross Tax Unrealized Appreciation	6,966,272	1,016,646	10,008,761	18,878,016	459,533	2,754,435	130,634
Gross Tax Unrealized Depreciation	(10,000,330)	(505,937)	(17,669,220)	(41,963,364)	(162,906)	(6,502,029)	(48,330)
Net Tax Unrealized Appreciation (Depreciation)	$(3,034,058)	$510,709	$(7,660,459)	$(23,085,348)	$296,627	$(3,747,594)	$82,304

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2009, the Enhanced Small Cap Fund had a $32,740 cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The SSgA Directional Core Equity Fund and the SSgA Core Edge Equity Fund may enter into short sale transactions. A short sale is a transaction in which the fund sells securities it does not own in anticipation of a decline in the market price of securities. The fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or Foreign Government Securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of SSgA Funds Management, Inc., the "Advisor") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2009, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$116,621	Pool of US and Foreign Government Securities
Small Cap	26	Pool of US and Foreign Government Securities
Tuckerman Active REIT	105,945	Pool of US and Foreign Government Securities
IAM SHARES	131,545	Pool of US and Foreign Government Securities

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein).

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2009 (Unaudited)

Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2009, $65,533 of the Central Fund's net assets represents investments by these Funds, and $189,388,671 represents the investments of other affiliated funds not presented herein.

Notes to Quarterly Report

SSgA

Equity Funds

Shareholder Requests for Additional Information — May 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

DEQR-05/09

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 29, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: July 29, 2009